UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

Investor Class (AAAMX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	0.57%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio Investor Class returned 7.59% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	7.59%	3.59%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$53,818,066
Management Fees (dollars paid during the reporting period)	$69,401
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J748

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

I Class (AAAOX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.37%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio I Class returned 7.76% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	7.76%	3.78%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$53,818,066
Management Fees (dollars paid during the reporting period)	$69,401
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J730

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

A Class (AABEX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$85	0.82%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio A Class returned 7.36% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	7.36%	3.32%	3/10/21
A Class - with sales charge	1.19%	1.94%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$53,818,066
Management Fees (dollars paid during the reporting period)	$69,401
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J722

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

R Class (AABGX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$111	1.07%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio R Class returned 7.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	7.13%	3.06%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$53,818,066
Management Fees (dollars paid during the reporting period)	$69,401
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J714

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

R6 Class (AABHX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$23	0.22%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio R6 Class returned 7.96% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	7.96%	3.95%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date Retirement Income	7.38%	3.58%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$53,818,066
Management Fees (dollars paid during the reporting period)	$69,401
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	48.9%
Domestic Equity Funds	27.6%
International Fixed Income Funds	13.8%
International Equity Funds	9.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J698

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

Investor Class (AABJX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio Investor Class returned 8.54% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	8.54%	3.93%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$76,112,783
Management Fees (dollars paid during the reporting period)	$120,601
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J680

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

I Class (AABKX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio I Class returned 8.86% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	8.86%	4.13%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$76,112,783
Management Fees (dollars paid during the reporting period)	$120,601
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J672

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

A Class (AABQX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio A Class returned 8.38% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	8.38%	3.68%	3/10/21
A Class - with sales charge	2.15%	2.30%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$76,112,783
Management Fees (dollars paid during the reporting period)	$120,601
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J664

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R Class (AABRX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R Class returned 8.12% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	8.12%	3.41%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$76,112,783
Management Fees (dollars paid during the reporting period)	$120,601
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J656

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R6 Class (AABVX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R6 Class returned 9.02% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	9.02%	4.29%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2025	7.57%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$76,112,783
Management Fees (dollars paid during the reporting period)	$120,601
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	31.2%
International Fixed Income Funds	13.1%
International Equity Funds	11.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J649

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

Investor Class (AABWX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio Investor Class returned 9.05% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	9.05%	4.30%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$125,268,633
Management Fees (dollars paid during the reporting period)	$200,024
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J631

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

I Class (AAEWX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio I Class returned 9.37% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	9.37%	4.52%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$125,268,633
Management Fees (dollars paid during the reporting period)	$200,024
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J623

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

A Class (AABZX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio A Class returned 8.78% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	8.78%	4.05%	3/10/21
A Class - with sales charge	2.53%	2.66%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$125,268,633
Management Fees (dollars paid during the reporting period)	$200,024
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J615

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R Class (AACHX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$113	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R Class returned 8.52% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	8.52%	3.80%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$125,268,633
Management Fees (dollars paid during the reporting period)	$200,024
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J599

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R6 Class (AACJX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R6 Class returned 9.52% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	9.52%	4.68%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2030	8.62%	5.41%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$125,268,633
Management Fees (dollars paid during the reporting period)	$200,024
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.3%
Domestic Fixed Income Funds	36.3%
International Equity Funds	14.9%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J581

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

Investor Class (AACKX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio Investor Class returned 10.14% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	10.14%	4.80%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$122,901,712
Management Fees (dollars paid during the reporting period)	$199,789
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J573

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

I Class (AACLX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio I Class returned 10.35% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	10.35%	5.00%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$122,901,712
Management Fees (dollars paid during the reporting period)	$199,789
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J565

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

A Class (AACMX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio A Class returned 9.87% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	9.87%	4.55%	3/10/21
A Class - with sales charge	3.55%	3.15%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$122,901,712
Management Fees (dollars paid during the reporting period)	$199,789
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J557

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R Class (AACPX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$113	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R Class returned 9.61% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	9.61%	4.28%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$122,901,712
Management Fees (dollars paid during the reporting period)	$199,789
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J540

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R6 Class (AACQX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R6 Class returned 10.51% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	10.51%	5.16%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2035	9.69%	6.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$122,901,712
Management Fees (dollars paid during the reporting period)	$199,789
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.3%
Domestic Fixed Income Funds	28.5%
International Equity Funds	18.4%
International Fixed Income Funds	9.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J532

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

Investor Class (AACSX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio Investor Class returned 11.16% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	11.16%	5.40%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$126,141,563
Management Fees (dollars paid during the reporting period)	$184,448
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J524

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

I Class (AACUX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio I Class returned 11.47% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	11.47%	5.63%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$126,141,563
Management Fees (dollars paid during the reporting period)	$184,448
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J516

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

A Class (AACVX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio A Class returned 10.99% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	10.99%	5.16%	3/10/21
A Class - with sales charge	4.61%	3.75%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$126,141,563
Management Fees (dollars paid during the reporting period)	$184,448
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J490

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R Class (AACWX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R Class returned 10.63% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	10.63%	4.88%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$126,141,563
Management Fees (dollars paid during the reporting period)	$184,448
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J482

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R6 Class (AACZX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R6 Class returned 11.63% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	11.63%	5.79%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2040	10.70%	7.19%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$126,141,563
Management Fees (dollars paid during the reporting period)	$184,448
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.0%
International Equity Funds	22.3%
Domestic Fixed Income Funds	20.9%
International Fixed Income Funds	7.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J474

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

Investor Class (AADHX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio Investor Class returned 12.20% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	12.20%	6.04%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$118,332,941
Management Fees (dollars paid during the reporting period)	$187,733
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J466

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

I Class (AADJX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio I Class returned 12.42% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	12.42%	6.24%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$118,332,941
Management Fees (dollars paid during the reporting period)	$187,733
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J458

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

A Class (AADKX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio A Class returned 11.94% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	11.94%	5.77%	3/10/21
A Class - with sales charge	5.50%	4.35%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$118,332,941
Management Fees (dollars paid during the reporting period)	$187,733
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J441

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R Class (AADLX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R Class returned 11.57% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	11.57%	5.49%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$118,332,941
Management Fees (dollars paid during the reporting period)	$187,733
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J433

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R6 Class (AADMX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R6 Class returned 12.58% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	12.58%	6.40%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2045	11.48%	7.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$118,332,941
Management Fees (dollars paid during the reporting period)	$187,733
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J425

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

Investor Class (AADNX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio Investor Class returned 12.91% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	12.91%	6.56%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$111,929,030
Management Fees (dollars paid during the reporting period)	$167,942
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J417

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

I Class (AADOX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio I Class returned 13.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.13%	6.77%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$111,929,030
Management Fees (dollars paid during the reporting period)	$167,942
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J391

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

A Class (AADPX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio A Class returned 12.74% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	12.74%	6.31%	3/10/21
A Class - with sales charge	6.26%	4.89%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$111,929,030
Management Fees (dollars paid during the reporting period)	$167,942
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J383

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R Class (AADQX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R Class returned 12.48% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.48%	6.04%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$111,929,030
Management Fees (dollars paid during the reporting period)	$167,942
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J375

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R6 Class (AADUX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R6 Class returned 13.39% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.39%	6.93%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2050	11.84%	8.26%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$111,929,030
Management Fees (dollars paid during the reporting period)	$167,942
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.7%
International Fixed Income Funds	3.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J367

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

Investor Class (AADVX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio Investor Class returned 13.44% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.44%	6.86%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$80,334,120
Management Fees (dollars paid during the reporting period)	$114,733
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J359

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

I Class (AADWX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio I Class returned 13.75% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.75%	7.08%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$80,334,120
Management Fees (dollars paid during the reporting period)	$114,733
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J342

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

A Class (AADZX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio A Class returned 13.07% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.07%	6.58%	3/10/21
A Class - with sales charge	6.57%	5.16%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$80,334,120
Management Fees (dollars paid during the reporting period)	$114,733
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J334

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R Class (AAEDX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R Class returned 12.81% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.81%	6.31%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$80,334,120
Management Fees (dollars paid during the reporting period)	$114,733
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J326

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R6 Class (AAEEX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R6 Class returned 13.89% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.89%	7.26%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2055	12.26%	8.38%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$80,334,120
Management Fees (dollars paid during the reporting period)	$114,733
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.7%
International Equity Funds	29.5%
Domestic Fixed Income Funds	4.2%
International Fixed Income Funds	1.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J318

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

Investor Class (AAEFX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio Investor Class returned 13.75% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.75%	7.08%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$75,073,223
Management Fees (dollars paid during the reporting period)	$103,106
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J292

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

I Class (AAEGX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio I Class returned 13.97% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.97%	7.26%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$75,073,223
Management Fees (dollars paid during the reporting period)	$103,106
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J284

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

A Class (AAEHX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio A Class returned 13.48% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.48%	6.81%	3/10/21
A Class - with sales charge	6.96%	5.38%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$75,073,223
Management Fees (dollars paid during the reporting period)	$103,106
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J276

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R Class (AAEIX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R Class returned 13.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.13%	6.52%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$75,073,223
Management Fees (dollars paid during the reporting period)	$103,106
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J268

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R6 Class (AAEJX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R6 Class returned 14.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.13%	7.42%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2060	12.36%	8.45%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$75,073,223
Management Fees (dollars paid during the reporting period)	$103,106
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J250

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

Investor Class (AAEKX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio Investor Class returned 13.51% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.51%	7.17%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$13,965,011
Management Fees (dollars paid during the reporting period)	$43,438
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J243

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

I Class (AAELX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio I Class returned 13.83% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.83%	7.38%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$13,965,011
Management Fees (dollars paid during the reporting period)	$43,438
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J235

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

A Class (AAEOX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio A Class returned 13.36% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.36%	6.90%	3/10/21
A Class - with sales charge	6.84%	5.47%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$13,965,011
Management Fees (dollars paid during the reporting period)	$43,438
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J227

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R Class (AAEUX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R Class returned 12.99% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.99%	6.63%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$13,965,011
Management Fees (dollars paid during the reporting period)	$43,438
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J219

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R6 Class (AAEVX)	July 31, 2025

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R6 Class returned 13.99% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.99%	7.54%	3/10/21
Regulatory Index
Russell 3000	15.68%	11.80%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.53%	—
Performance Index
S&P Target Date To 2065+	12.65%	8.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$13,965,011
Management Fees (dollars paid during the reporting period)	$43,438
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.8%
Domestic Fixed Income Funds	3.7%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J193

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Conservative

Investor Class (AONIX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative Investor Class returned 5.66% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.66%	3.47%	4.03%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$368,469,372
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	59.1%
Domestic Equity Funds	24.5%
International Fixed Income Funds	16.4%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F753

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Conservative

R Class (AORHX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$51	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative R Class returned 5.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.13%	2.95%	3.52%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$368,469,372
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	59.1%
Domestic Equity Funds	24.5%
International Fixed Income Funds	16.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F258

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Conservative

Investor Class (AOCIX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative Investor Class returned 7.19% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.19%	5.09%	5.27%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,083,054,001
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.4%
Domestic Equity Funds	32.1%
International Fixed Income Funds	15.6%
International Equity Funds	11.9%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F746

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Conservative

R Class (AORSX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative R Class returned 6.58% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.58%	4.56%	4.74%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,083,054,001
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.4%
Domestic Equity Funds	32.1%
International Fixed Income Funds	15.6%
International Equity Funds	11.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F241

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Moderate

Investor Class (AOMIX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate Investor Class returned 9.22% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.22%	7.01%	6.71%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,782,588,025
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.3%
International Equity Funds	21.2%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F738

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Moderate

R Class (AORMX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate R Class returned 8.68% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.68%	6.48%	6.19%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,782,588,025
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.3%
International Equity Funds	21.2%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F233

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Aggressive

Investor Class (AOGIX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive Investor Class returned 10.70% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.70%	8.74%	7.94%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$879,146,661
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.3%
International Equity Funds	25.5%
Domestic Fixed Income Funds	16.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F720

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Aggressive

R Class (AORYX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive R Class returned 10.16% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.16%	8.20%	7.40%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$879,146,661
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.3%
International Equity Funds	25.5%
Domestic Fixed Income Funds	16.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F225

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Aggressive

Investor Class (AOVIX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive Investor Class returned 12.24% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.24%	10.30%	9.03%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$342,308,863
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.4%
International Equity Funds	37.6%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F712

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Aggressive

R Class (AORVX)	July 31, 2025

This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive R Class returned 11.68% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.68%	9.75%	8.49%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$342,308,863
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.4%
International Equity Funds	37.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F217

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

Investor Class (ARTOX)	July 31, 2025

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	0.74%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio Investor Class returned 7.49% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.49%	5.29%	5.25%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,717,840,071
Management Fees (dollars paid during the reporting period)	$11,487,116
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F795

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

I Class (ATTIX)	July 31, 2025

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$56	0.54%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio I Class returned 7.69% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	7.69%	5.48%	5.46%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,717,840,071
Management Fees (dollars paid during the reporting period)	$11,487,116
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F779

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

A Class (ARTAX)	July 31, 2025

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$103	0.99%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio A Class returned 7.23% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.23%	5.01%	4.99%
A Class - with sales charge	1.06%	3.77%	4.37%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,717,840,071
Management Fees (dollars paid during the reporting period)	$11,487,116
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F787

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

C Class (ATTCX)	July 31, 2025

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$180	1.74%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio C Class returned 6.44% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.44%	4.23%	4.21%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,717,840,071
Management Fees (dollars paid during the reporting period)	$11,487,116
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F431

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

R Class (ARSRX)	July 31, 2025

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$128	1.24%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R Class returned 6.99% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.99%	4.76%	4.73%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,717,840,071
Management Fees (dollars paid during the reporting period)	$11,487,116
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F761

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

R6 Class (ARDTX)	July 31, 2025

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.39%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R6 Class returned 7.83% for the reporting period ended July 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.83%	5.65%	5.60%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date Retirement Income	7.38%	4.21%	4.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,717,840,071
Management Fees (dollars paid during the reporting period)	$11,487,116
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	42.2%
Domestic Equity Funds	31.3%
International Fixed Income Funds	15.3%
International Equity Funds	11.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J102

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

Investor Class (ARCVX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.78%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio Investor Class returned 7.79% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.79%	5.84%	5.91%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,373,922,073
Management Fees (dollars paid during the reporting period)	$10,028,259
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F654

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

I Class (ARCSX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$60	0.58%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio I Class returned 8.01% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.01%	6.06%	6.12%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,373,922,073
Management Fees (dollars paid during the reporting period)	$10,028,259
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F647

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

A Class (ARCMX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$107	1.03%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio A Class returned 7.54% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.54%	5.59%	5.65%
A Class - with sales charge	1.36%	4.35%	5.02%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,373,922,073
Management Fees (dollars paid during the reporting period)	$10,028,259
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F621

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

C Class (ARWOX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$184	1.78%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio C Class returned 6.72% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.72%	4.80%	4.85%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,373,922,073
Management Fees (dollars paid during the reporting period)	$10,028,259
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F480

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

R Class (ARCRX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$133	1.28%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R Class returned 7.18% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.18%	5.32%	5.38%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,373,922,073
Management Fees (dollars paid during the reporting period)	$10,028,259
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F639

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

R6 Class (ARCUX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.43%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R6 Class returned 8.15% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	8.15%	6.23%	6.26%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2030	8.62%	7.45%	6.83%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,373,922,073
Management Fees (dollars paid during the reporting period)	$10,028,259
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	37.4%
Domestic Equity Funds	34.5%
International Fixed Income Funds	14.9%
International Equity Funds	13.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J409

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

Investor Class (ARYIX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	0.81%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio Investor Class returned 8.23% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.23%	6.36%	6.31%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,692,907,652
Management Fees (dollars paid during the reporting period)	$12,710,823
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F886

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

I Class (ARLIX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$64	0.61%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio I Class returned 8.49% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.49%	6.58%	6.53%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,692,907,652
Management Fees (dollars paid during the reporting period)	$12,710,823
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F860

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

A Class (ARYAX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$110	1.06%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio A Class returned 7.96% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.96%	6.09%	6.05%
A Class - with sales charge	1.75%	4.84%	5.42%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,692,907,652
Management Fees (dollars paid during the reporting period)	$12,710,823
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F878

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

C Class (ARLCX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$188	1.81%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio C Class returned 7.23% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.23%	5.31%	5.26%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,692,907,652
Management Fees (dollars paid during the reporting period)	$12,710,823
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F472

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

R Class (ARYRX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$136	1.31%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R Class returned 7.76% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.76%	5.84%	5.79%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,692,907,652
Management Fees (dollars paid during the reporting period)	$12,710,823
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F852

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

R6 Class (ARLDX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$48	0.46%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R6 Class returned 8.62% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	8.62%	6.74%	6.67%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2035	9.69%	8.86%	7.61%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,692,907,652
Management Fees (dollars paid during the reporting period)	$12,710,823
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	38.1%
Domestic Fixed Income Funds	32.4%
International Equity Funds	15.4%
International Fixed Income Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J508

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

Investor Class (ARDVX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.83%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio Investor Class returned 8.92% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.92%	6.95%	6.79%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,265,831,275
Management Fees (dollars paid during the reporting period)	$9,793,570
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F613

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

I Class (ARDSX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$66	0.63%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio I Class returned 9.14% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.14%	7.17%	7.00%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,265,831,275
Management Fees (dollars paid during the reporting period)	$9,793,570
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F597

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

A Class (ARDMX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$113	1.08%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio A Class returned 8.58% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	8.58%	6.67%	6.51%
A Class - with sales charge	2.34%	5.42%	5.88%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,265,831,275
Management Fees (dollars paid during the reporting period)	$9,793,570
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F571

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

C Class (ARNOX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$190	1.83%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio C Class returned 7.87% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.87%	5.88%	5.72%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,265,831,275
Management Fees (dollars paid during the reporting period)	$9,793,570
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F464

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

R Class (ARDRX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$139	1.33%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R Class returned 8.32% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.32%	6.41%	6.25%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,265,831,275
Management Fees (dollars paid during the reporting period)	$9,793,570
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F589

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

R6 Class (ARDUX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$50	0.48%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R6 Class returned 9.28% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.28%	7.33%	7.15%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2040	10.70%	10.05%	8.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,265,831,275
Management Fees (dollars paid during the reporting period)	$9,793,570
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	28.0%
International Equity Funds	18.0%
International Fixed Income Funds	11.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J607

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

Investor Class (AROIX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	0.86%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio Investor Class returned 9.51% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.51%	7.56%	7.28%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,394,647,119
Management Fees (dollars paid during the reporting period)	$11,184,406
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F845

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

I Class (AOOIX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	0.66%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio I Class returned 9.71% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.71%	7.78%	7.49%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,394,647,119
Management Fees (dollars paid during the reporting period)	$11,184,406
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F829

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

A Class (AROAX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$116	1.11%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio A Class returned 9.25% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.25%	7.30%	7.01%
A Class - with sales charge	2.96%	6.04%	6.38%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,394,647,119
Management Fees (dollars paid during the reporting period)	$11,184,406
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F837

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

C Class (AROCX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$194	1.86%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio C Class returned 8.41% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.41%	6.50%	6.21%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,394,647,119
Management Fees (dollars paid during the reporting period)	$11,184,406
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F456

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

R Class (ARORX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$142	1.36%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R Class returned 8.97% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.97%	7.04%	6.75%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,394,647,119
Management Fees (dollars paid during the reporting period)	$11,184,406
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F811

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

R6 Class (ARDOX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.51%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R6 Class returned 9.89% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.89%	7.94%	7.64%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2045	11.48%	10.99%	8.76%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,394,647,119
Management Fees (dollars paid during the reporting period)	$11,184,406
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.4%
Domestic Fixed Income Funds	23.9%
International Equity Funds	20.6%
International Fixed Income Funds	9.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J706

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

Investor Class (ARFVX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio Investor Class returned 10.04% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.04%	8.28%	7.77%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,098,011,508
Management Fees (dollars paid during the reporting period)	$8,892,610
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F563

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

I Class (ARFSX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$71	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio I Class returned 10.25% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.25%	8.49%	7.99%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,098,011,508
Management Fees (dollars paid during the reporting period)	$8,892,610
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F555

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

A Class (ARFMX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$119	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio A Class returned 9.77% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.77%	8.02%	7.51%
A Class - with sales charge	3.46%	6.74%	6.87%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,098,011,508
Management Fees (dollars paid during the reporting period)	$8,892,610
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F530

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

C Class (ARFDX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$196	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio C Class returned 8.99% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.99%	7.21%	6.71%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,098,011,508
Management Fees (dollars paid during the reporting period)	$8,892,610
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F449

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

R Class (ARFWX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R Class returned 9.50% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.50%	7.74%	7.24%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,098,011,508
Management Fees (dollars paid during the reporting period)	$8,892,610
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F548

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

R6 Class (ARFEX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R6 Class returned 10.45% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.45%	8.66%	8.14%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2050	11.84%	11.48%	9.08%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,098,011,508
Management Fees (dollars paid during the reporting period)	$8,892,610
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	22.6%
Domestic Fixed Income Funds	19.5%
International Fixed Income Funds	7.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J805

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

Investor Class (AREVX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio Investor Class returned 10.66% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.66%	8.78%	8.07%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$826,345,115
Management Fees (dollars paid during the reporting period)	$6,453,785
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F423

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

I Class (ARENX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio I Class returned 10.88% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.88%	9.00%	8.29%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$826,345,115
Management Fees (dollars paid during the reporting period)	$6,453,785
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F415

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

A Class (AREMX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$119	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio A Class returned 10.41% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.41%	8.51%	7.80%
A Class - with sales charge	4.06%	7.23%	7.16%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$826,345,115
Management Fees (dollars paid during the reporting period)	$6,453,785
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F399

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

C Class (AREFX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$197	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio C Class returned 9.61% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.61%	7.71%	7.00%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$826,345,115
Management Fees (dollars paid during the reporting period)	$6,453,785
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F381

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

R Class (AREOX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R Class returned 10.13% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.13%	8.24%	7.53%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$826,345,115
Management Fees (dollars paid during the reporting period)	$6,453,785
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F373

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

R6 Class (AREUX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R6 Class returned 11.04% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.04%	9.17%	8.44%
Regulatory Index
Russell 3000	15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Performance Index
S&P Target Date To 2055	12.26%	11.68%	9.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$826,345,115
Management Fees (dollars paid during the reporting period)	$6,453,785
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	24.5%
Domestic Fixed Income Funds	15.0%
International Fixed Income Funds	5.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J888

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

Investor Class (ARGVX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio Investor Class returned 10.89% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	10.89%	9.06%	9.34%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$475,284,716
Management Fees (dollars paid during the reporting period)	$3,716,516
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F191

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

I Class (ARGNX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio I Class returned 11.16% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	11.16%	9.30%	9.56%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$475,284,716
Management Fees (dollars paid during the reporting period)	$3,716,516
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F183

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

A Class (ARGMX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$119	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio A Class returned 10.63% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	10.63%	8.80%	9.06%	9/30/15
A Class - with sales charge	4.27%	7.52%	8.40%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$475,284,716
Management Fees (dollars paid during the reporting period)	$3,716,516
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F167

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

C Class (ARGHX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$197	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio C Class returned 9.77% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	9.77%	7.98%	8.25%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$475,284,716
Management Fees (dollars paid during the reporting period)	$3,716,516
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F159

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

R Class (ARGRX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R Class returned 10.30% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	10.30%	8.52%	8.79%	9/30/15
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$475,284,716
Management Fees (dollars paid during the reporting period)	$3,716,516
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F142

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

R6 Class (ARGDX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R6 Class returned 11.29% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	11.29%	9.45%	9.70%	10/23/17
Regulatory Index
Russell 3000	15.68%	15.19%	14.31%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.63%	—
Performance Index
S&P Target Date To 2060	12.36%	11.78%	10.52%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$475,284,716
Management Fees (dollars paid during the reporting period)	$3,716,516
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.8%
International Equity Funds	25.4%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J870

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

Investor Class (ARHVX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio Investor Class returned 11.08% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	11.08%	9.61%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$144,460,866
Management Fees (dollars paid during the reporting period)	$864,726
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J862

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

I Class (ARHUX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio I Class returned 11.30% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	11.30%	9.82%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$144,460,866
Management Fees (dollars paid during the reporting period)	$864,726
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J854

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

A Class (ARHMX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$119	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio A Class returned 10.83% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	10.83%	9.32%	9/23/20
A Class - with sales charge	4.45%	7.99%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$144,460,866
Management Fees (dollars paid during the reporting period)	$864,726
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J847

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

C Class (ARHEX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$197	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio C Class returned 10.03% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
C Class	10.03%	8.51%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$144,460,866
Management Fees (dollars paid during the reporting period)	$864,726
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J839

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

R Class (ARHFX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R Class returned 10.55% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	10.55%	9.06%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$144,460,866
Management Fees (dollars paid during the reporting period)	$864,726
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J821

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

R6 Class (ARHSX)	July 31, 2025

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R6 Class returned 11.45% for the reporting period ended July 31, 2025.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	11.45%	9.99%	9/23/20
Regulatory Index
Russell 3000	15.68%	15.82%	—
Bloomberg U.S. Aggregate Bond	3.38%	-0.95%	—
Performance Index
S&P Target Date To 2065+	12.65%	12.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$144,460,866
Management Fees (dollars paid during the reporting period)	$864,726
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.5%
International Equity Funds	26.1%
Domestic Fixed Income Funds	11.2%
International Fixed Income Funds	4.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J813

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$203,860
FY 2025:	$188,490

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$198,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

July 31, 2025

One Choice® Blend+ In Retirement Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAMX)	Investor Class (AADHX)
I Class (AAAOX)	I Class (AADJX)
A Class (AABEX)	A Class (AADKX)
R Class (AABGX)	R Class (AADLX)
R6 Class (AABHX)	R6 Class (AADMX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AABJX)	Investor Class (AADNX)
I Class (AABKX)	I Class (AADOX)
A Class (AABQX)	A Class (AADPX)
R Class (AABRX)	R Class (AADQX)
R6 Class (AABVX)	R6 Class (AADUX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABWX)	Investor Class (AADVX)
I Class (AAEWX)	I Class (AADWX)
A Class (AABZX)	A Class (AADZX)
R Class (AACHX)	R Class (AAEDX)
R6 Class (AACJX)	R6 Class (AAEEX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AACKX)	Investor Class (AAEFX)
I Class (AACLX)	I Class (AAEGX)
A Class (AACMX)	A Class (AAEHX)
R Class (AACPX)	R Class (AAEIX)
R6 Class (AACQX)	R6 Class (AAEJX)
One Choice® Blend+ 2040 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACSX)	Investor Class (AAEKX)
I Class (AACUX)	I Class (AAELX)
A Class (AACVX)	A Class (AAEOX)
R Class (AACWX)	R Class (AAEUX)
R6 Class (AACZX)	R6 Class (AAEVX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 48.9%
Avantis Core Fixed Income Fund G Class	1,772,421	$14,852,892
High Income Fund G Class	232,985	2,031,625
Inflation-Adjusted Bond Fund G Class	254,051	2,690,402
Short Duration Fund G Class	344,130	3,379,359
Short Duration Inflation Protection Bond Fund G Class	316,685	3,369,533
		26,323,811
Domestic Equity Funds — 27.6%
Avantis U.S. Equity Fund G Class	214,963	4,245,524
Avantis U.S. Small Cap Value Fund G Class	25,735	428,228
Focused Large Cap Value Fund G Class	424,689	4,595,138
Growth Fund G Class	62,050	4,082,878
Heritage Fund G Class	7,100	228,766
Mid Cap Value Fund G Class	51,148	826,555
Small Cap Growth Fund G Class	17,422	430,667
		14,837,756
International Fixed Income Funds — 13.8%
Emerging Markets Debt Fund G Class	73,652	673,918
Global Bond Fund G Class	766,027	6,756,357
		7,430,275
International Equity Funds — 9.7%
Avantis International Equity Fund G Class	154,621	2,172,427
Focused International Growth Fund G Class	61,633	1,172,262
Global Real Estate Fund G Class	37,738	498,891
International Value Fund G Class	132,819	1,382,644
		5,226,224
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $51,316,578)		53,818,066
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$53,818,066

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 44.0%
Avantis Core Fixed Income Fund G Class	2,364,981	$19,818,543
High Income Fund G Class	398,376	3,473,842
Inflation-Adjusted Bond Fund G Class	326,971	3,462,620
Short Duration Fund G Class	309,362	3,037,936
Short Duration Inflation Protection Bond Fund G Class	348,266	3,705,545
		33,498,486
Domestic Equity Funds — 31.2%
Avantis U.S. Equity Fund G Class	363,612	7,181,338
Avantis U.S. Small Cap Value Fund G Class	41,681	693,569
Focused Large Cap Value Fund G Class	641,498	6,941,007
Growth Fund G Class	96,069	6,321,331
Heritage Fund G Class	18,184	585,883
Mid Cap Value Fund G Class	81,715	1,320,517
Small Cap Growth Fund G Class	28,215	697,485
		23,741,130
International Fixed Income Funds — 13.1%
Emerging Markets Debt Fund G Class	140,963	1,289,812
Global Bond Fund G Class	986,436	8,700,368
		9,990,180
International Equity Funds — 11.7%
Avantis Emerging Markets Equity Fund G Class	35,400	483,921
Avantis International Equity Fund G Class	243,815	3,425,594
Focused International Growth Fund G Class	98,251	1,868,732
Global Real Estate Fund G Class	63,271	836,440
International Small-Mid Cap Fund G Class	12,130	137,072
International Value Fund G Class	204,729	2,131,228
		8,882,987
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $71,555,063)		76,112,783
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$76,112,783

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 37.3%
Avantis U.S. Equity Fund G Class	756,930	$14,949,369
Avantis U.S. Small Cap Value Fund G Class	83,883	1,395,807
Focused Large Cap Value Fund G Class	1,180,132	12,769,026
Growth Fund G Class	182,646	12,018,125
Heritage Fund G Class	50,853	1,638,490
Mid Cap Value Fund G Class	161,317	2,606,883
Small Cap Growth Fund G Class	56,698	1,401,575
		46,779,275
Domestic Fixed Income Funds — 36.3%
Avantis Core Fixed Income Fund G Class	3,395,639	28,455,455
High Income Fund G Class	684,745	5,970,981
Inflation-Adjusted Bond Fund G Class	448,352	4,748,049
Short Duration Fund G Class	217,199	2,132,890
Short Duration Inflation Protection Bond Fund G Class	385,727	4,104,139
		45,411,514
International Equity Funds — 14.9%
Avantis Emerging Markets Equity Fund G Class	157,698	2,155,731
Avantis International Equity Fund G Class	465,688	6,542,910
Focused International Growth Fund G Class	188,516	3,585,580
Global Real Estate Fund G Class	131,781	1,742,147
International Small-Mid Cap Fund G Class	52,608	594,473
International Value Fund G Class	383,870	3,996,083
		18,616,924
International Fixed Income Funds — 11.5%
Emerging Markets Debt Fund G Class	273,305	2,500,738
Global Bond Fund G Class	1,356,030	11,960,182
		14,460,920
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $116,749,636)		125,268,633
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$125,268,633

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.3%
Avantis U.S. Equity Fund G Class	909,340	$17,959,469
Avantis U.S. Small Cap Value Fund G Class	97,693	1,625,617
Focused Dynamic Growth Fund G Class(2)	56,512	4,581,414
Focused Large Cap Value Fund G Class	1,244,414	13,464,562
Growth Fund G Class	129,770	8,538,895
Heritage Fund G Class	74,653	2,405,313
Mid Cap Value Fund G Class	183,682	2,968,296
Small Cap Growth Fund G Class	66,109	1,634,203
		53,177,769
Domestic Fixed Income Funds — 28.5%
Avantis Core Fixed Income Fund G Class	2,830,311	23,718,010
High Income Fund G Class	639,212	5,573,926
Inflation-Adjusted Bond Fund G Class	294,496	3,118,712
Short Duration Fund G Class	85,104	835,717
Short Duration Inflation Protection Bond Fund G Class	164,173	1,746,802
		34,993,167
International Equity Funds — 18.4%
Avantis Emerging Markets Equity Fund G Class	196,155	2,681,441
Avantis International Equity Fund G Class	515,040	7,236,316
Emerging Markets Fund G Class	94,168	1,247,732
Focused International Growth Fund G Class	210,789	4,009,206
Global Real Estate Fund G Class	163,715	2,164,306
International Small-Mid Cap Fund G Class	96,102	1,085,956
International Value Fund G Class	278,660	2,900,849
Non-U.S. Intrinsic Value Fund G Class	130,586	1,346,341
		22,672,147
International Fixed Income Funds — 9.8%
Emerging Markets Debt Fund G Class	288,491	2,639,696
Global Bond Fund G Class	1,067,906	9,418,933
		12,058,629
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $113,579,075)		122,901,712
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$122,901,712

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.0%
Avantis U.S. Equity Fund G Class	1,110,802	$21,938,330
Avantis U.S. Small Cap Value Fund G Class	116,530	1,939,065
Focused Dynamic Growth Fund G Class(2)	125,623	10,184,297
Focused Large Cap Value Fund G Class	1,340,292	14,501,961
Growth Fund G Class	67,803	4,461,461
Heritage Fund G Class	106,586	3,434,211
Mid Cap Value Fund G Class	214,136	3,460,431
Small Cap Growth Fund G Class	78,843	1,949,011
		61,868,767
International Equity Funds — 22.3%
Avantis Emerging Markets Equity Fund G Class	278,252	3,803,710
Avantis International Equity Fund G Class	572,748	8,047,105
Emerging Markets Fund G Class	209,582	2,776,963
Focused International Growth Fund G Class	236,802	4,503,969
Global Real Estate Fund G Class	201,576	2,664,830
International Small-Mid Cap Fund G Class	159,239	1,799,406
International Value Fund G Class	164,526	1,712,711
Non-U.S. Intrinsic Value Fund G Class	272,427	2,808,718
		28,117,412
Domestic Fixed Income Funds — 20.9%
Avantis Core Fixed Income Fund G Class	2,314,757	19,397,664
High Income Fund G Class	561,461	4,895,936
Inflation-Adjusted Bond Fund G Class	175,388	1,857,355
Short Duration Fund G Class	6,167	60,560
Short Duration Inflation Protection Bond Fund G Class	11,521	122,578
		26,334,093
International Fixed Income Funds — 7.8%
Emerging Markets Debt Fund G Class	282,594	2,585,731
Global Bond Fund G Class	820,358	7,235,560
		9,821,291
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $115,808,617)		126,141,563
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$126,141,563

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.3%
Avantis U.S. Equity Fund G Class	1,159,872	$22,907,469
Avantis U.S. Small Cap Value Fund G Class	120,440	2,004,128
Focused Dynamic Growth Fund G Class(2)	174,593	14,154,228
Focused Large Cap Value Fund G Class	1,388,714	15,025,881
Growth Fund G Class	14,369	945,448
Heritage Fund G Class	113,360	3,652,466
Mid Cap Value Fund G Class	222,832	3,600,969
Small Cap Growth Fund G Class	81,507	2,014,844
		64,305,433
International Equity Funds — 24.8%
Avantis Emerging Markets Equity Fund G Class	225,611	3,084,097
Avantis International Equity Fund G Class	590,748	8,300,011
Emerging Markets Fund G Class	299,419	3,967,305
Focused International Growth Fund G Class	243,045	4,622,709
Global Real Estate Fund G Class	210,689	2,785,307
International Small-Mid Cap Fund G Class	169,132	1,911,196
International Value Fund G Class	36,242	377,283
Non-U.S. Intrinsic Value Fund G Class	412,702	4,254,954
		29,302,862
Domestic Fixed Income Funds — 15.2%
Avantis Core Fixed Income Fund G Class	1,597,545	13,387,425
High Income Fund G Class	387,344	3,377,636
Inflation-Adjusted Bond Fund G Class	114,997	1,217,814
		17,982,875
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	197,236	1,804,708
Global Bond Fund G Class	559,758	4,937,063
		6,741,771
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $105,780,717)		118,332,941
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$118,332,941

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.5%
Avantis U.S. Equity Fund G Class	1,203,424	$23,767,622
Avantis U.S. Small Cap Value Fund G Class	124,369	2,069,496
Focused Dynamic Growth Fund G Class(2)	192,974	15,644,410
Focused Large Cap Value Fund G Class	1,437,437	15,553,069
Heritage Fund G Class	117,236	3,777,331
Mid Cap Value Fund G Class	230,049	3,717,595
Small Cap Growth Fund G Class	84,293	2,083,726
		66,613,249
International Equity Funds — 27.1%
Avantis Emerging Markets Equity Fund G Class	213,177	2,914,133
Avantis International Equity Fund G Class	612,274	8,602,456
Emerging Markets Fund G Class	333,253	4,415,596
Focused International Growth Fund G Class	251,940	4,791,897
Global Real Estate Fund G Class	217,579	2,876,393
International Small-Mid Cap Fund G Class	174,002	1,966,221
Non-U.S. Intrinsic Value Fund G Class	464,037	4,784,224
		30,350,920
Domestic Fixed Income Funds — 9.7%
Avantis Core Fixed Income Fund G Class	968,327	8,114,577
High Income Fund G Class	234,594	2,045,657
Inflation-Adjusted Bond Fund G Class	68,598	726,450
		10,886,684
International Fixed Income Funds — 3.7%
Emerging Markets Debt Fund G Class	118,019	1,079,875
Global Bond Fund G Class	339,944	2,998,302
		4,078,177
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $99,788,454)		111,929,030
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$111,929,030

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 64.7%
Avantis U.S. Equity Fund G Class	938,540	$18,536,158
Avantis U.S. Small Cap Value Fund G Class	97,602	1,624,101
Focused Dynamic Growth Fund G Class(2)	150,701	12,217,344
Focused Large Cap Value Fund G Class	1,117,374	12,089,984
Heritage Fund G Class	91,672	2,953,664
Mid Cap Value Fund G Class	179,694	2,903,859
Small Cap Growth Fund G Class	66,048	1,632,716
		51,957,826
International Equity Funds — 29.5%
Avantis Emerging Markets Equity Fund G Class	165,692	2,265,011
Avantis International Equity Fund G Class	479,239	6,733,314
Emerging Markets Fund G Class	258,201	3,421,158
Focused International Growth Fund G Class	197,174	3,750,256
Global Real Estate Fund G Class	171,143	2,262,516
International Small-Mid Cap Fund G Class	136,987	1,547,957
Non-U.S. Intrinsic Value Fund G Class	362,559	3,737,981
		23,718,193
Domestic Fixed Income Funds — 4.2%
Avantis Core Fixed Income Fund G Class	302,762	2,537,146
High Income Fund G Class	72,242	629,953
Inflation-Adjusted Bond Fund G Class	21,535	228,056
		3,395,155
International Fixed Income Funds — 1.6%
Emerging Markets Debt Fund G Class	36,464	333,643
Global Bond Fund G Class	105,363	929,303
		1,262,946
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $71,850,698)		80,334,120
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$80,334,120

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.1%
Avantis U.S. Equity Fund G Class	882,362	$17,426,646
Avantis U.S. Small Cap Value Fund G Class	91,706	1,525,989
Focused Dynamic Growth Fund G Class(2)	141,649	11,483,501
Focused Large Cap Value Fund G Class	1,055,231	11,417,599
Heritage Fund G Class	85,618	2,758,620
Mid Cap Value Fund G Class	170,381	2,753,361
Small Cap Growth Fund G Class	62,073	1,534,451
		48,900,167
International Equity Funds — 29.8%
Avantis Emerging Markets Equity Fund G Class	156,070	2,133,472
Avantis International Equity Fund G Class	452,127	6,352,380
Emerging Markets Fund G Class	244,077	3,234,016
Focused International Growth Fund G Class	186,644	3,549,977
Global Real Estate Fund G Class	161,897	2,140,275
International Small-Mid Cap Fund G Class	129,509	1,463,453
Non-U.S. Intrinsic Value Fund G Class	343,028	3,536,622
		22,410,195
Domestic Fixed Income Funds — 3.7%
Avantis Core Fixed Income Fund G Class	245,418	2,056,603
High Income Fund G Class	58,066	506,338
Inflation-Adjusted Bond Fund G Class	17,054	180,607
		2,743,548
International Fixed Income Funds — 1.4%
Emerging Markets Debt Fund G Class	29,508	269,994
Global Bond Fund G Class	84,957	749,319
		1,019,313
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $68,340,969)		75,073,223
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$75,073,223

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Schedule of Investments
JULY 31, 2025

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.1%
Avantis U.S. Equity Fund G Class	163,942	$3,237,848
Avantis U.S. Small Cap Value Fund G Class	17,244	286,944
Focused Dynamic Growth Fund G Class(2)	26,469	2,145,819
Focused Large Cap Value Fund G Class	195,959	2,120,275
Heritage Fund G Class	15,869	511,287
Mid Cap Value Fund G Class	31,586	510,423
Small Cap Growth Fund G Class	11,534	285,112
		9,097,708
International Equity Funds — 29.8%
Avantis Emerging Markets Equity Fund G Class	28,967	395,973
Avantis International Equity Fund G Class	84,278	1,184,104
Emerging Markets Fund G Class	45,343	600,801
Focused International Growth Fund G Class	34,710	660,189
Global Real Estate Fund G Class	29,936	395,756
International Small-Mid Cap Fund G Class	24,073	272,022
Non-U.S. Intrinsic Value Fund G Class	63,839	658,178
		4,167,023
Domestic Fixed Income Funds — 3.7%
Avantis Core Fixed Income Fund G Class	45,327	379,843
High Income Fund G Class	10,922	95,243
Inflation-Adjusted Bond Fund G Class	3,241	34,323
		509,409
International Fixed Income Funds — 1.4%
Emerging Markets Debt Fund G Class	5,596	51,203
Global Bond Fund G Class	15,835	139,668
		190,871
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,523,197)		13,965,011
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$13,965,011

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio
Assets
Investment securities - affiliated, at value	$53,818,066	$76,112,783
Receivable for investments sold	86,493	52,995
Receivable for capital shares sold	11,009	20,702
Distributions receivable from underlying funds	84,625	114,303
	54,000,193	76,300,783

Liabilities
Payable for investments purchased	84,625	114,303
Payable for capital shares redeemed	59,992	25,361
Accrued management fees	22,113	29,666
Distribution and service fees payable	15,397	18,670
	182,127	188,000

Net Assets	$53,818,066	$76,112,783

Net Assets Consist of:
Capital (par value and paid-in surplus)	$51,678,195	$71,012,000
Distributable earnings (loss)	2,139,871	5,100,783
	$53,818,066	$76,112,783

Investment securities - affiliated, at cost	$51,316,578	$71,555,063

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ In Retirement Portfolio
Investor Class, $0.01 Par Value	$2,610,180	253,729	$10.29
I Class, $0.01 Par Value	$383,506	37,271	$10.29
A Class, $0.01 Par Value	$18,677	1,817	$10.28
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$10.91
R Class, $0.01 Par Value	$36,471,537	3,551,201	$10.27
R6 Class, $0.01 Par Value	$14,334,166	1,391,577	$10.30
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$4,371,972	415,107	$10.53
I Class, $0.01 Par Value	$6,946	659	$10.54
A Class, $0.01 Par Value	$31,894	3,033	$10.52
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$11.16
R Class, $0.01 Par Value	$43,105,216	4,105,298	$10.50
R6 Class, $0.01 Par Value	$28,596,755	2,710,468	$10.55
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio
Assets
Investment securities - affiliated, at value	$125,268,633	$122,901,712
Receivable for investments sold	54,474	134,131
Receivable for capital shares sold	147,985	39,494
Distributions receivable from underlying funds	154,957	130,420
	125,626,049	123,205,757

Liabilities
Payable for investments purchased	154,957	130,420
Payable for capital shares redeemed	127,718	93,792
Accrued management fees	46,431	48,673
Distribution and service fees payable	28,310	31,160
	357,416	304,045

Net Assets	$125,268,633	$122,901,712

Net Assets Consist of:
Capital (par value and paid-in surplus)	$116,524,998	$114,280,271
Distributable earnings (loss)	8,743,635	8,621,441
	$125,268,633	$122,901,712

Investment securities - affiliated, at cost	$116,749,636	$113,579,075

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$7,615,191	706,309	$10.78
I Class, $0.01 Par Value	$6,072	562	$10.80
A Class, $0.01 Par Value	$21,860	2,030	$10.77
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$11.43
R Class, $0.01 Par Value	$66,899,235	6,217,512	$10.76
R6 Class, $0.01 Par Value	$50,726,275	4,693,244	$10.81
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$8,939,963	810,489	$11.03
I Class, $0.01 Par Value	$35,939	3,255	$11.04
A Class, $0.01 Par Value	$396,288	35,954	$11.02
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$11.69
R Class, $0.01 Par Value	$73,584,252	6,692,340	$11.00
R6 Class, $0.01 Par Value	$39,945,270	3,613,960	$11.05
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio
Assets
Investment securities - affiliated, at value	$126,141,563	$118,332,941
Receivable for investments sold	243,654	155,234
Receivable for capital shares sold	31,583	35,456
Distributions receivable from underlying funds	104,375	72,306
	126,521,175	118,595,937

Liabilities
Payable for investments purchased	104,375	72,306
Payable for capital shares redeemed	193,037	119,475
Accrued management fees	49,561	44,056
Distribution and service fees payable	32,639	27,159
	379,612	262,996

Net Assets	$126,141,563	$118,332,941

Net Assets Consist of:
Capital (par value and paid-in surplus)	$116,023,612	$106,219,851
Distributable earnings (loss)	10,117,951	12,113,090
	$126,141,563	$118,332,941

Investment securities - affiliated, at cost	$115,808,617	$105,780,717

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$7,805,191	695,395	$11.22
I Class, $0.01 Par Value	$9,250	823	$11.24
A Class, $0.01 Par Value	$273,447	24,397	$11.21
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$11.89
R Class, $0.01 Par Value	$77,462,608	6,921,146	$11.19
R6 Class, $0.01 Par Value	$40,591,067	3,608,269	$11.25
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$6,146,002	536,269	$11.46
I Class, $0.01 Par Value	$18,824	1,641	$11.47
A Class, $0.01 Par Value	$609,069	53,229	$11.44
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$12.14
R Class, $0.01 Par Value	$63,846,125	5,588,766	$11.42
R6 Class, $0.01 Par Value	$47,712,921	4,156,044	$11.48
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio
Assets
Investment securities - affiliated, at value	$111,929,030	$80,334,120
Receivable for investments sold	342,869	178,858
Receivable for capital shares sold	59,024	86,113
Distributions receivable from underlying funds	43,454	13,477
	112,374,377	80,612,568

Liabilities
Payable for investments purchased	43,454	13,478
Payable for capital shares redeemed	333,239	213,094
Accrued management fees	41,895	31,187
Distribution and service fees payable	26,759	20,689
	445,347	278,448

Net Assets	$111,929,030	$80,334,120

Net Assets Consist of:
Capital (par value and paid-in surplus)	$99,942,116	$72,125,417
Distributable earnings (loss)	11,986,914	8,208,703
	$111,929,030	$80,334,120

Investment securities - affiliated, at cost	$99,788,454	$71,850,698

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$4,329,436	366,266	$11.82
I Class, $0.01 Par Value	$24,405	2,063	$11.83
A Class, $0.01 Par Value	$254,550	21,560	$11.81
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$12.53
R Class, $0.01 Par Value	$63,109,298	5,354,641	$11.79
R6 Class, $0.01 Par Value	$44,211,341	3,732,776	$11.84
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$3,719,434	309,854	$12.00
I Class, $0.01 Par Value	$6,753	562	$12.02
A Class, $0.01 Par Value	$71,141	5,936	$11.98
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$12.71
R Class, $0.01 Par Value	$49,009,851	4,096,101	$11.97
R6 Class, $0.01 Par Value	$27,526,941	2,286,941	$12.04
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Assets
Investment securities - affiliated, at value	$75,073,223	$13,965,011
Receivable for investments sold	254,869	—
Receivable for capital shares sold	70,445	80,036
Distributions receivable from underlying funds	10,884	1,984
	75,409,421	14,047,031

Liabilities
Payable for investments purchased	10,884	76,637
Payable for capital shares redeemed	271,811	208
Accrued management fees	31,533	4,589
Distribution and service fees payable	21,970	586
	336,198	82,020

Net Assets	$75,073,223	$13,965,011

Net Assets Consist of:
Capital (par value and paid-in surplus)	$68,475,468	$11,641,801
Distributable earnings (loss)	6,597,755	2,323,210
	$75,073,223	$13,965,011

Investment securities - affiliated, at cost	$68,340,969	$11,523,197

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$5,311,222	436,878	$12.16
I Class, $0.01 Par Value	$28,135	2,313	$12.16
A Class, $0.01 Par Value	$55,192	4,548	$12.14
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$12.88
R Class, $0.01 Par Value	$52,038,685	4,297,298	$12.11
R6 Class, $0.01 Par Value	$17,639,989	1,449,024	$12.17
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$5,101,152	418,647	$12.18
I Class, $0.01 Par Value	$14,494	1,189	$12.19
A Class, $0.01 Par Value	$242,147	19,915	$12.16
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$12.90
R Class, $0.01 Par Value	$1,504,450	123,906	$12.14
R6 Class, $0.01 Par Value	$7,102,768	582,048	$12.20
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$794,714	$1,375,372
Interest	7	125
	794,721	1,375,497

Expenses:
Management fees	70,915	123,116
Distribution and service fees:
A Class	32	77
R Class	24,742	30,590
Directors' fees and expenses	633	1,154
Other expenses	—	39
	96,322	154,976
Fees waived	(1,514)	(2,515)
	94,808	152,461

Net investment income (loss)	699,913	1,223,036

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	371,616	926,709
Capital gain distributions received from underlying funds	127,791	312,814
	499,407	1,239,523

Change in net unrealized appreciation (depreciation) on investments in underlying funds	848,121	1,422,996

Net realized and unrealized gain (loss) on affiliates	1,347,528	2,662,519

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,047,441	$3,885,555

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$2,145,635	$1,856,664
Interest	70	395
	2,145,705	1,857,059

Expenses:
Management fees	203,246	201,395
Distribution and service fees:
A Class	40	706
R Class	46,328	50,873
Directors' fees and expenses	1,911	1,760
Other expenses	34	—
	251,559	254,734
Fees waived	(3,222)	(1,606)
	248,337	253,128

Net investment income (loss)	1,897,368	1,603,931

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	456,494	203,172
Capital gain distributions received from underlying funds	667,801	663,430
	1,124,295	866,602

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,486,805	4,358,956

Net realized and unrealized gain (loss) on affiliates	4,611,100	5,225,558

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,508,468	$6,829,489

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$1,548,469	$1,584,404
Interest	58	38
	1,548,527	1,584,442

Expenses:
Management fees	184,456	187,733
Distribution and service fees:
A Class	385	813
R Class	54,175	45,210
Directors' fees and expenses	1,620	1,786
	240,636	235,542
Fees waived	(8)	—
	240,628	235,542

Net investment income (loss)	1,307,899	1,348,900

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	223,988	508,177
Capital gain distributions received from underlying funds	615,469	751,595
	839,457	1,259,772

Change in net unrealized appreciation (depreciation) on investments in underlying funds	5,060,318	5,562,216

Net realized and unrealized gain (loss) on affiliates	5,899,775	6,821,988

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,207,674	$8,170,888

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$1,306,689	$766,317
Interest	2	31
	1,306,691	766,348

Expenses:
Management fees	167,942	114,733
Distribution and service fees:
A Class	500	140
R Class	44,504	34,637
Directors' fees and expenses	1,604	1,048
	214,550	150,558

Net investment income (loss)	1,092,141	615,790

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	39,230	178,912
Capital gain distributions received from underlying funds	723,591	494,842
	762,821	673,754

Change in net unrealized appreciation (depreciation) on investments in underlying funds	5,988,839	4,342,143

Net realized and unrealized gain (loss) on affiliates	6,751,660	5,015,897

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,843,801	$5,631,687

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$569,529	$248,886
Interest	7	23
	569,536	248,909

Expenses:
Management fees	103,106	43,438
Distribution and service fees:
A Class	86	506
R Class	36,106	4,512
Directors' fees and expenses	811	323
	140,109	48,779

Net investment income (loss)	429,427	200,130

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(28,354)	(20,032)
Capital gain distributions received from underlying funds	356,707	180,704
	328,353	160,672

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,884,812	1,153,234

Net realized and unrealized gain (loss) on affiliates	4,213,165	1,313,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,642,592	$1,514,036

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice Blend+ In Retirement Portfolio		One Choice Blend+ 2025 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$699,913	$546,274	$1,223,036	$1,097,680
Net realized gain (loss)	499,407	(279,213)	1,239,523	(84,292)
Change in net unrealized appreciation (depreciation)	848,121	1,531,852	1,422,996	2,834,598
Net increase (decrease) in net assets resulting from operations	2,047,441	1,798,913	3,885,555	3,847,986

Distributions to Shareholders
From earnings:
Investor Class	(61,668)	(16,911)	(130,612)	(101,295)
I Class	(674)	(256)	(220)	(122)
A Class	(543)	(185)	(1,049)	(233)
R Class	(639)	(267)	(6,331)	(708)
R6 Class	(818,087)	(429,152)	(1,087,376)	(787,911)
Decrease in net assets from distributions	(881,611)	(446,771)	(1,225,588)	(890,269)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	36,642,728	1,895,797	41,707,222	1,219,546

Net increase (decrease) in net assets	37,808,558	3,247,939	44,367,189	4,177,263

Net Assets
Beginning of period	16,009,508	12,761,569	31,745,594	27,568,331
End of period	$53,818,066	$16,009,508	$76,112,783	$31,745,594

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice Blend+ 2030 Portfolio		One Choice Blend+ 2035 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$1,897,368	$1,449,641	$1,603,931	$1,179,135
Net realized gain (loss)	1,124,295	(183,000)	866,602	(218,141)
Change in net unrealized appreciation (depreciation)	3,486,805	4,582,549	4,358,956	4,217,901
Net increase (decrease) in net assets resulting from operations	6,508,468	5,849,190	6,829,489	5,178,895

Distributions to Shareholders
From earnings:
Investor Class	(211,889)	(112,371)	(234,518)	(111,986)
I Class	(180)	(115)	(1,027)	(684)
A Class	(412)	(352)	(5,920)	(2,630)
R Class	(6,988)	(3,650)	(4,612)	(3,559)
R6 Class	(1,514,431)	(994,105)	(1,149,113)	(827,254)
Decrease in net assets from distributions	(1,733,900)	(1,110,593)	(1,395,190)	(946,113)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	68,907,054	14,490,664	70,607,731	10,077,831

Net increase (decrease) in net assets	73,681,622	19,229,261	76,042,030	14,310,613

Net Assets
Beginning of period	51,587,011	32,357,750	46,859,682	32,549,069
End of period	$125,268,633	$51,587,011	$122,901,712	$46,859,682

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice Blend+ 2040 Portfolio		One Choice Blend+ 2045 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$1,307,899	$1,075,330	$1,348,900	$1,157,597
Net realized gain (loss)	839,457	(53,151)	1,259,772	313,628
Change in net unrealized appreciation (depreciation)	5,060,318	4,407,693	5,562,216	5,464,762
Net increase (decrease) in net assets resulting from operations	7,207,674	5,429,872	8,170,888	6,935,987

Distributions to Shareholders
From earnings:
Investor Class	(212,514)	(75,295)	(214,989)	(68,284)
I Class	(327)	(111)	(740)	(340)
A Class	(4,883)	(1,644)	(5,906)	(150)
R Class	(16,524)	(3,906)	(20,073)	(4,737)
R6 Class	(1,441,592)	(800,497)	(1,929,464)	(986,929)
Decrease in net assets from distributions	(1,675,840)	(881,453)	(2,171,172)	(1,060,440)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	78,193,473	7,549,726	63,043,692	9,707,522

Net increase (decrease) in net assets	83,725,307	12,098,145	69,043,408	15,583,069

Net Assets
Beginning of period	42,416,256	30,318,111	49,289,533	33,706,464
End of period	$126,141,563	$42,416,256	$118,332,941	$49,289,533

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice Blend+ 2050 Portfolio		One Choice Blend+ 2055 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$1,092,141	$863,077	$615,790	$496,553
Net realized gain (loss)	762,821	202,226	673,754	168,561
Change in net unrealized appreciation (depreciation)	5,988,839	4,886,630	4,342,143	3,204,754
Net increase (decrease) in net assets resulting from operations	7,843,801	5,951,933	5,631,687	3,869,868

Distributions to Shareholders
From earnings:
Investor Class	(111,201)	(45,447)	(74,550)	(26,500)
I Class	(723)	(537)	(193)	(98)
A Class	(5,871)	(1,502)	(1,827)	(338)
R Class	(10,938)	(3,748)	(10,531)	(2,706)
R6 Class	(1,359,407)	(822,729)	(809,623)	(394,232)
Decrease in net assets from distributions	(1,488,140)	(873,963)	(896,724)	(423,874)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	63,575,109	11,653,539	48,709,431	9,051,096

Net increase (decrease) in net assets	69,930,770	16,731,509	53,444,394	12,497,090

Net Assets
Beginning of period	41,998,260	25,266,751	26,889,726	14,392,636
End of period	$111,929,030	$41,998,260	$80,334,120	$26,889,726

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice Blend+ 2060 Portfolio		One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$429,427	$305,097	$200,130	$117,335
Net realized gain (loss)	328,353	121,646	160,672	40,914
Change in net unrealized appreciation (depreciation)	3,884,812	2,065,895	1,153,234	942,312
Net increase (decrease) in net assets resulting from operations	4,642,592	2,492,638	1,514,036	1,100,561

Distributions to Shareholders
From earnings:
Investor Class	(117,986)	(34,472)	(78,507)	(40,635)
I Class	(743)	(275)	(205)	(98)
A Class	(911)	(588)	(3,282)	(1,509)
R Class	(7,284)	(2,137)	(12,346)	(3,853)
R6 Class	(507,002)	(288,763)	(112,892)	(56,341)
Decrease in net assets from distributions	(633,926)	(326,235)	(207,232)	(102,436)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	53,214,740	5,676,665	4,036,354	3,939,741

Net increase (decrease) in net assets	57,223,406	7,843,068	5,343,158	4,937,866

Net Assets
Beginning of period	17,849,817	10,006,749	8,621,853	3,683,987
End of period	$75,073,223	$17,849,817	$13,965,011	$8,621,853

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2025

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice Blend+ In Retirement Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2025 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2030 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2035 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2040 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2045 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2050 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2055 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2060 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2065 Portfolio	Investor, I, A, R, R6
One Choice Blend+ In Retirement Portfolio was formerly known as One Choice Blend+ 2020 Portfolio.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at their reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of a fund's management fee equal to the expenses attributable to the management fees of the underlying funds in which a fund invests. The amount of this waiver will fluctuate depending on a fund's daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

The fee waiver and the effective annual management fee after waiver, if applicable, for the period ended July 31,2025 are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A, and R Classes	I Class	R6 Class
One Choice Blend+ In Retirement Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.00%*	0.58%	0.38%	0.23%
One Choice Blend+ 2030 Portfolio	0.00%*	0.58%	0.38%	0.23%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
One Choice Blend+ 2040 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The management fees waived, if applicable, for the period ended July 31, 2025 are as follows:

	Investor	I Class*	A Class*	R Class*	R6 Class
One Choice Blend+ In Retirement Portfolio	$92	—	—	$2	$1,420
One Choice Blend+ 2025 Portfolio	$311	—	$2	$11	$2,191
One Choice Blend+ 2030 Portfolio	$416	—	—	$16	$2,790
One Choice Blend+ 2035 Portfolio	$283	$1	$8	$8	$1,306
One Choice Blend+ 2040 Portfolio	$1	—	—	—	$7
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Investment transactions for the period ended July 31, 2025 were as follows:

	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Purchases	$43,199,633	$62,493,237	$85,379,908	$96,125,471	$91,596,304
Sales	$9,094,094	$20,475,753	$15,641,585	$24,645,569	$13,155,303

	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$76,964,921	$75,562,242	$58,403,124	$58,285,564	$5,907,237
Sales	$13,991,906	$11,659,541	$9,479,785	$4,918,616	$1,697,281

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ In Retirement Portfolio
Investor Class
Sold	126,203	$1,291,745	22,878	$222,009
Issued in connection with reorganization (Note 8)	82,364	783,228	—	—
Issued in reinvestment of distributions	5,077	48,893	1,270	12,099
Redeemed	(34,542)	(351,445)	(88,475)	(827,873)
	179,102	1,772,421	(64,327)	(593,765)
I Class
Sold	8	92	—	—
Issued in connection with reorganization (Note 8)	36,006	342,529	—	—
Issued in reinvestment of distributions	70	673	27	256
	36,084	343,294	27	256
A Class
Sold	136	1,371	—	—
Issued in connection with reorganization (Note 8)	558	5,309	—	—
Issued in reinvestment of distributions	56	543	20	185
	750	7,223	20	185
R Class
Sold	3,601,456	36,277,102	659	6,352
Issued in connection with reorganization (Note 8)	948	9,020	—	—
Issued in reinvestment of distributions	66	639	28	267
Redeemed	(52,593)	(537,226)	(756)	(7,384)
	3,549,877	35,749,535	(69)	(765)
R6 Class
Sold	369,876	3,727,212	978,930	9,033,173
Issued in connection with reorganization (Note 8)	141,381	1,344,979	—	—
Issued in reinvestment of distributions	84,671	818,087	45,032	429,152
Redeemed	(708,493)	(7,120,023)	(728,845)	(6,972,439)
	(112,565)	(1,229,745)	295,117	2,489,886
Net increase (decrease)	3,653,248	$36,642,728	230,768	$1,895,797

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	180,596	$1,814,499	107,148	$994,806
Issued in reinvestment of distributions	13,260	130,612	10,719	101,295
Redeemed	(183,580)	(1,877,327)	(174,850)	(1,673,726)
	10,276	67,784	(56,983)	(577,625)
I Class
Sold	93	950	—	—
Issued in reinvestment of distributions	22	220	13	122
Redeemed	—	—	(8)	(72)
	115	1,170	5	50
A Class
Sold	224	2,455	3,105	29,448
Issued in reinvestment of distributions	107	1,049	25	233
Redeemed	(225)	(2,517)	(730)	(7,193)
	106	987	2,400	22,488
R Class
Sold	4,261,899	43,816,239	7,731	74,050
Issued in reinvestment of distributions	643	6,330	75	708
Redeemed	(166,070)	(1,736,357)	(2,013)	(18,783)
	4,096,472	42,086,212	5,793	55,975
R6 Class
Sold	1,393,123	14,117,281	1,912,371	17,838,266
Issued in reinvestment of distributions	110,506	1,087,376	83,377	787,911
Redeemed	(1,522,362)	(15,653,588)	(1,741,418)	(16,907,519)
	(18,733)	(448,931)	254,330	1,718,658
Net increase (decrease)	4,088,236	$41,707,222	205,545	$1,219,546

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	312,767	$3,248,138	352,054	$3,366,501
Issued in reinvestment of distributions	21,083	211,889	11,841	112,371
Redeemed	(212,159)	(2,191,454)	(218,398)	(2,084,971)
	121,691	1,268,573	145,497	1,393,901
I Class
Issued in reinvestment of distributions	18	180	12	115
A Class
Sold	897	9,254	1,658	15,475
Issued in reinvestment of distributions	41	412	37	352
Redeemed	(2)	(25)	(1,288)	(12,173)
	936	9,641	407	3,654
R Class
Sold	6,320,873	66,454,664	26,738	252,625
Issued in reinvestment of distributions	695	6,988	385	3,650
Redeemed	(125,166)	(1,328,087)	(23,069)	(217,762)
	6,196,402	65,133,565	4,054	38,513
R6 Class
Sold	1,201,980	12,418,730	2,659,643	24,853,022
Issued in reinvestment of distributions	150,690	1,514,431	104,753	994,105
Redeemed	(1,104,479)	(11,438,066)	(1,298,053)	(12,792,646)
	248,191	2,495,095	1,466,343	13,054,481
Net increase (decrease)	6,567,238	$68,907,054	1,616,313	$14,490,664

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	489,018	$5,170,405	406,705	$3,955,286
Issued in reinvestment of distributions	22,925	234,518	11,825	111,986
Redeemed	(486,552)	(5,107,923)	(145,280)	(1,383,261)
	25,391	297,000	273,250	2,684,011
I Class
Sold	353	3,650	—	—
Issued in reinvestment of distributions	100	1,027	72	684
Redeemed	(362)	(3,428)	—	—
	91	1,249	72	684
A Class
Sold	25,527	267,303	15,550	135,916
Issued in reinvestment of distributions	578	5,920	278	2,630
Redeemed	(2,885)	(29,873)	(3,702)	(37,052)
	23,220	243,350	12,126	101,494
R Class
Sold	6,821,833	73,081,490	25,019	232,541
Issued in reinvestment of distributions	451	4,612	376	3,559
Redeemed	(158,794)	(1,718,353)	(20,266)	(181,173)
	6,663,490	71,367,749	5,129	54,927
R6 Class
Sold	1,594,501	16,835,180	1,656,509	15,535,540
Issued in reinvestment of distributions	112,328	1,149,113	87,448	827,254
Redeemed	(1,813,454)	(19,285,910)	(937,129)	(9,126,079)
	(106,625)	(1,301,617)	806,828	7,236,715
Net increase (decrease)	6,605,567	$70,607,731	1,097,405	$10,077,831

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	282,970	$3,072,189	303,239	$2,916,153
Issued in reinvestment of distributions	20,513	212,514	7,884	75,295
Redeemed	(117,340)	(1,267,559)	(104,316)	(1,015,574)
	186,143	2,017,144	206,807	1,975,874
I Class
Sold	9	100	238	2,500
Issued in reinvestment of distributions	32	327	12	111
	41	427	250	2,611
A Class
Sold	13,116	141,668	8,232	72,916
Issued in reinvestment of distributions	471	4,883	172	1,644
Redeemed	(1,027)	(10,658)	(3)	(30)
	12,560	135,893	8,401	74,530
R Class
Sold	6,954,270	75,623,949	35,375	341,949
Issued in reinvestment of distributions	1,595	16,524	409	3,906
Redeemed	(76,912)	(843,768)	(20,027)	(184,853)
	6,878,953	74,796,705	15,757	161,002
R6 Class
Sold	995,596	10,569,394	1,505,364	14,112,728
Issued in reinvestment of distributions	139,150	1,441,592	83,822	800,497
Redeemed	(1,003,113)	(10,767,682)	(962,388)	(9,577,516)
	131,633	1,243,304	626,798	5,335,709
Net increase (decrease)	7,209,330	$78,193,473	858,013	$7,549,726

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	134,829	$1,458,534	198,810	$1,941,089
Issued in reinvestment of distributions	20,417	214,989	7,093	68,159
Redeemed	(60,624)	(648,670)	(54,554)	(532,329)
	94,622	1,024,853	151,349	1,476,919
I Class
Issued in reinvestment of distributions	70	740	36	340
A Class
Sold	53,184	574,470	3,008	30,613
Issued in reinvestment of distributions	561	5,906	16	150
Redeemed	(4,068)	(42,617)	—	—
	49,677	537,759	3,024	30,763
R Class
Sold	5,795,774	64,180,540	20,321	199,658
Issued in reinvestment of distributions	1,906	20,073	492	4,737
Redeemed	(254,932)	(2,842,983)	(2,821)	(27,119)
	5,542,748	61,357,630	17,992	177,276
R6 Class
Sold	849,957	9,179,746	2,952,574	28,299,729
Issued in reinvestment of distributions	183,235	1,929,464	102,698	986,929
Redeemed	(1,004,640)	(10,986,500)	(2,106,726)	(21,264,434)
	28,552	122,710	948,546	8,022,224
Net increase (decrease)	5,715,669	$63,043,692	1,120,947	$9,707,522

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	109,873	$1,206,105	158,747	$1,578,346
Issued in reinvestment of distributions	10,287	111,201	4,692	45,375
Redeemed	(56,346)	(613,068)	(52,800)	(522,191)
	63,814	704,238	110,639	1,101,530
I Class
Sold	1,451	16,270	2,219	20,900
Issued in reinvestment of distributions	67	723	56	537
Redeemed	—	—	(2,263)	(23,804)
	1,518	16,993	12	(2,367)
A Class
Sold	14,506	158,260	18,137	176,092
Issued in reinvestment of distributions	543	5,871	155	1,502
Redeemed	(1,265)	(14,068)	(11,044)	(116,463)
	13,784	150,063	7,248	61,131
R Class
Sold	5,411,285	61,711,788	27,407	276,058
Issued in reinvestment of distributions	1,012	10,938	388	3,748
Redeemed	(98,369)	(1,139,435)	(10,949)	(99,146)
	5,313,928	60,583,291	16,846	180,660
R6 Class
Sold	1,013,078	11,157,223	1,774,887	16,848,676
Issued in reinvestment of distributions	125,754	1,359,407	85,081	822,729
Redeemed	(938,930)	(10,396,106)	(712,849)	(7,358,820)
	199,902	2,120,524	1,147,119	10,312,585
Net increase (decrease)	5,592,946	$63,575,109	1,281,864	$11,653,539

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	135,403	$1,539,368	106,355	$1,049,611
Issued in reinvestment of distributions	6,808	74,550	2,723	26,500
Redeemed	(41,688)	(475,526)	(33,247)	(327,904)
	100,523	1,138,392	75,831	748,207
I Class
Issued in reinvestment of distributions	18	193	10	98
A Class
Sold	4,754	53,331	2,355	21,053
Issued in reinvestment of distributions	167	1,827	35	338
Redeemed	(1,758)	(19,790)	(147)	(1,477)
	3,163	35,368	2,243	19,914
R Class
Sold	4,174,772	48,260,438	17,186	172,157
Issued in reinvestment of distributions	962	10,531	278	2,706
Redeemed	(113,858)	(1,342,590)	(5,093)	(48,601)
	4,061,876	46,928,379	12,371	126,262
R6 Class
Sold	679,190	7,513,561	1,357,108	13,016,285
Issued in reinvestment of distributions	73,938	809,623	40,476	394,232
Redeemed	(680,051)	(7,716,085)	(506,026)	(5,253,902)
	73,077	607,099	891,558	8,156,615
Net increase (decrease)	4,238,657	$48,709,431	982,013	$9,051,096

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	179,822	$2,047,467	154,430	$1,606,456
Issued in reinvestment of distributions	10,649	117,986	3,521	34,472
Redeemed	(33,156)	(374,926)	(34,765)	(346,925)
	157,315	1,790,527	123,186	1,294,003
I Class
Sold	3,570	40,422	—	—
Issued in reinvestment of distributions	67	743	28	275
Redeemed	(2,586)	(29,969)	—	—
	1,051	11,196	28	275
A Class
Sold	3,150	36,564	3,353	30,636
Issued in reinvestment of distributions	82	911	60	588
Redeemed	(533)	(6,244)	(2,175)	(22,167)
	2,699	31,231	1,238	9,057
R Class
Sold	4,357,528	50,970,820	17,368	173,161
Issued in reinvestment of distributions	658	7,284	218	2,137
Redeemed	(84,702)	(1,004,610)	(2,693)	(24,556)
	4,273,484	49,973,494	14,893	150,742
R6 Class
Sold	497,194	5,540,020	823,484	7,996,677
Issued in reinvestment of distributions	45,800	507,002	29,496	288,763
Redeemed	(407,054)	(4,638,730)	(391,108)	(4,062,852)
	135,940	1,408,292	461,872	4,222,588
Net increase (decrease)	4,570,489	$53,214,740	601,217	$5,676,665

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	147,186	$1,662,309	158,824	$1,583,586
Issued in reinvestment of distributions	7,060	78,507	4,176	40,635
Redeemed	(53,790)	(613,880)	(54,074)	(546,761)
	100,456	1,126,936	108,926	1,077,460
I Class
Sold	621	6,910	—	—
Issued in reinvestment of distributions	19	205	10	98
	640	7,115	10	98
A Class
Sold	9,893	111,356	12,128	107,152
Issued in reinvestment of distributions	296	3,282	155	1,509
Redeemed	(3,078)	(37,176)	(13)	(114)
	7,111	77,462	12,270	108,547
R Class
Sold	71,811	842,212	56,535	561,319
Issued in reinvestment of distributions	1,111	12,346	397	3,853
Redeemed	(16,386)	(185,154)	(20,257)	(184,377)
	56,536	669,404	36,675	380,795
R6 Class
Sold	321,511	3,621,686	345,740	3,369,324
Issued in reinvestment of distributions	10,161	112,892	5,796	56,341
Redeemed	(138,917)	(1,579,141)	(100,509)	(1,052,824)
	192,755	2,155,437	251,027	2,372,841
Net increase (decrease)	357,498	$4,036,354	408,908	$3,939,741

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024 were as follows:

	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Blend+ In Retirement Portfolio	$608,137	$273,474	$446,771	—
One Choice Blend+ 2025 Portfolio	$1,061,893	$163,695	$890,269	—
One Choice Blend+ 2030 Portfolio	$1,635,697	$98,203	$1,110,593	—
One Choice Blend+ 2035 Portfolio	$1,395,190	—	$946,113	—
One Choice Blend+ 2040 Portfolio	$1,248,094	$427,746	$881,453	—
One Choice Blend+ 2045 Portfolio	$1,593,823	$577,349	$964,819	$95,621
One Choice Blend+ 2050 Portfolio	$1,178,407	$309,733	$730,897	$143,066
One Choice Blend+ 2055 Portfolio	$687,757	$208,967	$423,874	—
One Choice Blend+ 2060 Portfolio	$499,093	$134,833	$271,823	$54,412
One Choice Blend+ 2065 Portfolio	$207,232	—	$102,436	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Federal tax cost of investments	$52,086,000	$72,733,828	$118,502,865	$115,988,675	$117,322,313
Gross tax appreciation of investments	$1,732,066	$3,378,955	$6,778,640	$6,919,796	$8,832,029
Gross tax depreciation of investments	—	—	(12,872)	(6,759)	(12,779)
Net tax appreciation (depreciation) of investments	$1,732,066	$3,378,955	$6,765,768	$6,913,037	$8,819,250
Undistributed ordinary income	$312,719	$827,489	$953,011	$750,064	$594,613
Accumulated long-term gains	$95,086	$894,339	$1,024,856	$958,340	$704,088

	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$107,698,402	$101,044,277	$72,907,490	$68,914,177	$11,731,078
Gross tax appreciation of investments	$10,634,539	$10,884,753	$7,426,630	$6,159,046	$2,233,933
Gross tax depreciation of investments	—	—	—	—	—
Net tax appreciation (depreciation) of investments	$10,634,539	$10,884,753	$7,426,630	$6,159,046	$2,233,933
Undistributed ordinary income	$521,804	$392,054	$200,966	$122,889	$13,080
Accumulated long-term gains	$956,747	$710,107	$581,107	$315,820	$76,197

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On December 5, 2024, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® Blend+ 2015 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice® Blend+ 2020 Portfolio in exchange for shares of One Choice Blend+ 2020 Portfolio. At the time of the reorganization, One Choice Blend+ 2020 Portfolio was renamed One Choice Blend +In Retirement Portfolio. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of One Choice Blend+ In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on April 11, 2025.

The reorganization was accomplished by a tax-free exchange of shares. On April 11, 2025, One Choice Blend+ 2015 Portfolio exchanged its shares for shares of One Choice Blend+ In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice Blend+ 2015 Portfolio- Investor Class	82,712	One Choice Blend+ In Retirement Portfolio - Investor Class	82,364
One Choice Blend+ 2015 Portfolio - I Class	36,196	One Choice Blend+ In Retirement Portfolio - I Class	36,006
One Choice Blend+ 2015 Portfolio - A Class	561	One Choice Blend+ In Retirement Portfolio - A Class	558
One Choice Blend+ 2015 Portfolio - R Class	953	One Choice Blend+ In Retirement Portfolio - R Class	948
One Choice Blend+ 2015 Portfolio - R6 Class	142,128	One Choice Blend+ In Retirement Portfolio - R6 Class	141,381

The net assets of One Choice Blend+ 2015 Portfolio and One Choice Blend+ In Retirement Portfolio immediately before the reorganization were $2,485,065 and $16,071,135, respectively. One Choice Blend+ 2015 Portfolio's unrealized appreciation of $141,259 was combined with that of One Choice Blend+ In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $18,556,200.

Assuming the reorganization had been completed on August 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended July 31, 2025 are as follows:

Net investment income (loss)	$781,648
Net realized and unrealized gain (loss)	1,287,619
Net increase (decrease) in net assets resulting from operations	$2,069,267

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of One Choice Blend+ 2015 Portfolio that have been included in One Choice Blend+ In Retirement Portfolio’s Statement of Operations since April 11, 2025.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2025 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice Blend+ In Retirement Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$4,228	$11,441	$1,543	$78	$14,853	1,772	$(13)	$268
High Income Fund	596	1,535	207	22	2,032	233	2	57
Inflation-Adjusted Bond Fund	765	2,042	225	(9)	2,690	254	(3)	77
Short Duration Fund	—	3,369	142	3	3,379	344	—	34
Short Duration Inflation Protection Bond Fund	937	2,574	308	25	3,370	317	1	68
Avantis U.S. Equity Fund	1,366	3,358	920	283	4,245	215	64	19
Avantis U.S. Small Cap Value Fund	145	335	71	(2)	428	26	2	5
Focused Large Cap Value Fund	1,096	3,945	791	115	4,595	425	7	122
Growth Fund	859	3,588	914	387	4,083	62	30	44
Heritage Fund	77	174	48	16	229	7	6	7
Mid Cap Value Fund	274	628	121	2	827	51	1	27
Small Cap Growth Fund	143	321	64	11	431	17	5	1
Emerging Markets Debt Fund	200	500	65	9	674	74	1	19
Global Bond Fund	1,910	5,106	590	36	6,756	766	1	91
Avantis International Equity Fund	706	1,679	395	91	2,172	155	31	25
Focused International Growth Fund	375	891	166	18	1,172	62	12	3
Global Real Estate Fund	165	377	66	(2)	499	38	4	5
International Value Fund	446	1,044	233	67	1,383	133	28	20
American Century Low Volatility ETF	782	100	749	(133)	—	—	162	6
Avantis Emerging Markets Equity Fund	11	—	9	(2)	—	—	2	—
Avantis Short-Term Fixed Income Fund	924	193	1,092	(25)	—	—	28	25
International Small-Mid Cap Fund	5	—	4	(1)	—	—	1	—
	$16,010	$43,200	$8,723	$989	$53,818	4,951	$372	$923
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)
(3)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$7,943	$15,303	$3,535	$108	$19,819	2,365	$(37)	$450
High Income Fund	1,449	2,592	598	31	3,474	398	6	124
Inflation-Adjusted Bond Fund	1,384	2,600	515	(6)	3,463	327	(11)	113
Short Duration Fund	—	3,263	229	4	3,038	309	—	34
Short Duration Inflation Protection Bond Fund	1,417	2,776	518	31	3,706	348	(2)	89
Avantis U.S. Equity Fund	3,200	6,009	2,421	393	7,181	364	216	45
Avantis U.S. Small Cap Value Fund	319	600	212	(13)	694	42	8	12
Focused Large Cap Value Fund	2,409	6,321	1,938	149	6,941	641	41	260
Growth Fund	2,054	5,969	2,276	574	6,321	96	120	109
Heritage Fund	274	492	213	33	586	18	31	29
Mid Cap Value Fund	591	1,081	348	(4)	1,320	82	7	58
Small Cap Growth Fund	312	569	199	15	697	28	14	3
Emerging Markets Debt Fund	559	940	230	21	1,290	141	1	43
Global Bond Fund	3,446	6,455	1,244	43	8,700	986	4	151
Avantis Emerging Markets Equity Fund	261	347	148	24	484	35	17	7
Avantis International Equity Fund	1,534	2,752	998	138	3,426	244	91	55
Focused International Growth Fund	827	1,482	468	28	1,869	98	42	7
Global Real Estate Fund	391	651	201	(5)	836	63	9	12
International Small-Mid Cap Fund	77	100	42	2	137	12	5	2
International Value Fund	944	1,696	609	100	2,131	205	71	45
American Century Low Volatility ETF	1,267	282	1,328	(221)	—	—	268	10
Avantis Short-Term Fixed Income Fund	1,088	213	1,279	(22)	—	—	26	30
	$31,746	$62,493	$19,549	$1,423	$76,113	6,802	$927	$1,688
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$6,176	$10,019	$2,311	$1,065	$14,949	757	$47	$96
Avantis U.S. Small Cap Value Fund	608	910	90	(32)	1,396	84	(3)	25
Focused Large Cap Value Fund	4,494	9,097	1,079	257	12,769	1,180	(5)	510
Growth Fund	3,825	9,217	2,174	1,150	12,018	183	(20)	233
Heritage Fund	698	1,053	233	120	1,638	51	25	82
Mid Cap Value Fund	1,106	1,622	113	(8)	2,607	161	(7)	116
Small Cap Growth Fund	594	869	102	41	1,402	57	1	7
Avantis Core Fixed Income Fund	11,752	19,179	2,601	125	28,455	3,396	(52)	662
High Income Fund	2,537	3,740	361	55	5,971	685	1	219
Inflation-Adjusted Bond Fund	1,925	3,090	279	12	4,748	448	(31)	148
Short Duration Fund	—	2,134	3	2	2,133	217	—	23
Short Duration Inflation Protection Bond Fund	1,573	2,712	222	41	4,104	386	(6)	95
Avantis Emerging Markets Equity Fund	912	1,343	246	147	2,156	158	16	30
Avantis International Equity Fund	2,731	4,232	762	342	6,543	466	52	107
Focused International Growth Fund	1,481	2,301	283	87	3,586	189	18	13
Global Real Estate Fund	752	1,116	124	(2)	1,742	132	—	25
International Small-Mid Cap Fund	277	355	63	26	595	53	3	8
International Value Fund	1,577	2,600	441	260	3,996	384	41	86
Emerging Markets Debt Fund	1,101	1,511	157	46	2,501	273	(3)	82
Global Bond Fund	4,898	7,768	793	87	11,960	1,356	(27)	211
American Century Low Volatility ETF	1,500	328	1,604	(224)	—	—	271	13
Avantis Short-Term Fixed Income Fund	765	184	936	(13)	—	—	16	22
Emerging Markets Fund	55	—	47	(8)	—	—	10	—
Focused Dynamic Growth Fund(3)	188	—	114	(74)	—	—	96	—
Non-U.S. Intrinsic Value Fund	62	—	47	(15)	—	—	13	—
	$51,587	$85,380	$15,185	$3,487	$125,269	10,616	$456	$2,813
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$6,723	$13,738	$3,738	$1,236	$17,959	909	$66	$107
Avantis U.S. Small Cap Value Fund	648	1,239	233	(28)	1,626	98	(1)	27
Focused Dynamic Growth Fund(3)	2,049	3,336	1,316	512	4,581	57	200	—
Focused Large Cap Value Fund	4,700	11,022	2,539	282	13,465	1,244	5	540
Growth Fund	2,402	7,126	1,773	784	8,539	130	(20)	148
Heritage Fund	920	1,814	504	175	2,405	75	21	111
Mid Cap Value Fund	1,147	2,271	470	20	2,968	184	(30)	124
Small Cap Growth Fund	620	1,203	235	46	1,634	66	—	8
Avantis Core Fixed Income Fund	9,427	18,806	4,695	180	23,718	2,830	(107)	530
High Income Fund	2,226	4,110	834	72	5,574	639	(18)	194
Inflation-Adjusted Bond Fund	1,157	2,409	480	33	3,119	294	(45)	95
Short Duration Fund	—	887	52	1	836	85	—	9
Short Duration Inflation Protection Bond Fund	554	1,377	199	15	1,747	164	(3)	39
Avantis Emerging Markets Equity Fund	1,022	1,999	521	181	2,681	196	10	34
Avantis International Equity Fund	2,699	5,796	1,593	334	7,236	515	61	107
Emerging Markets Debt Fund	1,073	1,894	383	56	2,640	288	(14)	83
Focused International Growth Fund	1,498	3,126	695	80	4,009	211	11	13
Global Real Estate Fund	820	1,652	319	11	2,164	164	(18)	29
International Small-Mid Cap Fund	439	777	176	46	1,086	96	(3)	13
International Value Fund	956	2,286	513	172	2,901	279	18	55
Non-U.S. Intrinsic Value Fund	599	1,023	318	43	1,347	131	(3)	73
Emerging Markets Fund	540	846	236	98	1,248	94	9	11
Global Bond Fund	3,661	7,134	1,490	114	9,419	1,068	(63)	156
American Century Low Volatility ETF	711	210	821	(100)	—	—	122	6
Avantis Short-Term Fixed Income Fund	269	44	309	(4)	—	—	5	8
	$46,860	$96,125	$24,442	$4,359	$122,902	9,817	$203	$2,520
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$7,053	$15,624	$2,163	$1,424	$21,938	1,111	$86	$108
Avantis U.S. Small Cap Value Fund	668	1,427	139	(17)	1,939	117	(3)	27
Focused Dynamic Growth Fund(3)	3,445	7,357	1,830	1,212	10,184	126	227	—
Focused Large Cap Value Fund	4,686	10,921	1,423	318	14,502	1,340	—	533
Growth Fund	1,068	3,357	336	372	4,461	68	(7)	71
Heritage Fund	1,096	2,429	324	233	3,434	107	29	132
Mid Cap Value Fund	1,167	2,514	241	20	3,460	214	(19)	124
Small Cap Growth Fund	640	1,362	104	51	1,949	79	2	8
Avantis Emerging Markets Equity Fund	1,181	2,731	348	240	3,804	278	10	40
Avantis International Equity Fund	2,590	5,826	706	337	8,047	573	39	101
Emerging Markets Fund	922	1,866	224	213	2,777	210	3	19
Focused International Growth Fund	1,415	3,241	226	74	4,504	237	9	13
Global Real Estate Fund	881	1,948	173	9	2,665	202	(16)	29
International Small-Mid Cap Fund	595	1,255	122	71	1,799	159	(5)	18
International Value Fund	457	1,259	93	90	1,713	165	8	25
Non-U.S. Intrinsic Value Fund	993	2,070	354	100	2,809	272	(10)	119
Avantis Core Fixed Income Fund	7,342	14,480	2,546	122	19,398	2,315	(55)	400
High Income Fund	1,850	3,467	476	55	4,896	561	(7)	157
Inflation-Adjusted Bond Fund	675	1,323	152	11	1,857	175	(20)	53
Short Duration Fund	—	61	—	—	61	6	—	1
Short Duration Inflation Protection Bond Fund	—	123	—	—	123	12	—	2
Emerging Markets Debt Fund	982	1,784	229	49	2,586	283	(10)	76
Global Bond Fund	2,710	5,141	691	76	7,236	820	(36)	108
American Century Low Volatility ETF	—	30	30	—	—	—	(1)	—
	$42,416	$91,596	$12,930	$5,060	$126,142	9,430	$224	$2,164
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$9,092	$14,545	$2,298	$1,568	$22,907	1,160	$115	$139
Avantis U.S. Small Cap Value Fund	863	1,313	133	(39)	2,004	120	—	35
Focused Dynamic Growth Fund(3)	5,699	9,390	2,852	1,917	14,154	175	285	—
Focused Large Cap Value Fund	6,119	10,120	1,487	275	15,027	1,389	(1)	666
Growth Fund	109	797	32	71	945	14	(1)	14
Heritage Fund	1,410	2,281	308	270	3,653	113	33	170
Mid Cap Value Fund	1,502	2,330	216	(15)	3,601	223	(4)	154
Small Cap Growth Fund	828	1,194	68	60	2,014	82	3	10
Avantis Emerging Markets Equity Fund	1,118	2,021	273	218	3,084	226	7	39
Avantis International Equity Fund	3,330	5,337	791	424	8,300	591	48	130
Emerging Markets Fund	1,579	2,384	326	330	3,967	299	11	33
Focused International Growth Fund	1,823	2,936	250	114	4,623	243	10	16
Global Real Estate Fund	1,131	1,786	110	(21)	2,786	211	14	38
International Small-Mid Cap Fund	769	1,178	117	80	1,910	169	3	24
International Value Fund	47	311	2	21	377	36	—	5
Non-U.S. Intrinsic Value Fund	1,823	2,898	618	153	4,256	413	(6)	226
Avantis Core Fixed Income Fund	6,522	9,101	2,285	49	13,387	1,598	(17)	325
High Income Fund	1,647	2,098	395	28	3,378	387	7	128
Inflation-Adjusted Bond Fund	598	733	116	3	1,218	115	(7)	38
Emerging Markets Debt Fund	873	1,082	180	30	1,805	197	2	59
Global Bond Fund	2,408	3,130	627	26	4,937	560	6	87
	$49,290	$76,965	$13,484	$5,562	$118,333	8,321	$508	$2,336
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$8,399	$15,688	$2,004	$1,685	$23,768	1,203	$(9)	$136
Avantis U.S. Small Cap Value Fund	800	1,379	75	(35)	2,069	124	(5)	35
Focused Dynamic Growth Fund(3)	5,493	10,550	2,543	2,144	15,644	193	137	—
Focused Large Cap Value Fund	5,667	10,823	1,253	316	15,553	1,437	(29)	653
Heritage Fund	1,305	2,446	269	295	3,777	117	16	166
Mid Cap Value Fund	1,391	2,494	167	—	3,718	230	(13)	152
Small Cap Growth Fund	767	1,289	30	58	2,084	84	(2)	9
Avantis Emerging Markets Equity Fund	1,007	1,895	188	200	2,914	213	3	35
Avantis International Equity Fund	3,091	5,841	751	421	8,602	612	46	126
Emerging Markets Fund	1,503	2,797	248	363	4,415	333	(2)	33
Focused International Growth Fund	1,693	3,261	264	102	4,792	252	10	16
Global Real Estate Fund	1,050	1,956	129	—	2,877	218	(9)	37
International Small-Mid Cap Fund	713	1,281	113	86	1,967	174	(6)	23
Non-U.S. Intrinsic Value Fund	1,741	3,412	560	190	4,783	464	(19)	232
Avantis Core Fixed Income Fund	3,998	5,867	1,807	57	8,115	968	(34)	194
High Income Fund	1,007	1,365	352	26	2,046	235	(4)	75
Inflation-Adjusted Bond Fund	363	488	137	12	726	69	(13)	23
Emerging Markets Debt Fund	536	700	181	25	1,080	118	(6)	35
Global Bond Fund	1,474	2,030	549	44	2,999	340	(22)	50
	$41,998	$75,562	$11,620	$5,989	$111,929	7,384	$39	$2,030
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$5,637	$13,034	$1,361	$1,226	$18,536	939	$48	$89
Avantis U.S. Small Cap Value Fund	534	1,223	121	(12)	1,624	98	(2)	22
Focused Dynamic Growth Fund(3)	3,756	8,858	1,986	1,589	12,217	151	113	—
Focused Large Cap Value Fund	3,765	9,421	1,364	268	12,090	1,117	(18)	454
Heritage Fund	879	2,116	259	218	2,954	92	15	114
Mid Cap Value Fund	928	2,141	172	7	2,904	180	(11)	106
Small Cap Growth Fund	512	1,131	57	47	1,633	66	—	7
Avantis Emerging Markets Equity Fund	689	1,528	98	146	2,265	166	3	24
Avantis International Equity Fund	2,078	4,844	493	304	6,733	479	27	85
Emerging Markets Fund	1,033	2,304	175	259	3,421	258	3	23
Focused International Growth Fund	1,146	2,668	134	70	3,750	197	6	11
Global Real Estate Fund	700	1,648	76	(9)	2,263	171	(1)	25
International Small-Mid Cap Fund	477	1,079	67	59	1,548	137	—	16
Non-U.S. Intrinsic Value Fund	1,155	2,858	414	139	3,738	363	(14)	159
Avantis Core Fixed Income Fund	1,955	1,995	1,424	11	2,537	303	(2)	69
High Income Fund	492	460	323	1	630	72	9	25
Inflation-Adjusted Bond Fund	179	163	118	4	228	22	(4)	7
Emerging Markets Debt Fund	259	240	172	7	334	36	1	12
Global Bond Fund	716	692	487	8	929	105	6	13
	$26,890	$58,403	$9,301	$4,342	$80,334	4,952	$179	$1,261
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,887	$13,152	$738	$1,126	$17,427	882	$(19)	$67
Avantis U.S. Small Cap Value Fund	359	1,217	53	3	1,526	92	(4)	16
Focused Dynamic Growth Fund(3)	2,609	8,781	1,310	1,404	11,484	142	26	—
Focused Large Cap Value Fund	2,600	9,272	736	282	11,418	1,055	(32)	344
Heritage Fund	611	2,102	148	194	2,759	86	2	82
Mid Cap Value Fund	628	2,186	75	14	2,753	170	(6)	81
Small Cap Growth Fund	351	1,177	34	40	1,534	62	(2)	5
Avantis Emerging Markets Equity Fund	477	1,588	53	121	2,133	156	2	18
Avantis International Equity Fund	1,434	4,956	285	247	6,352	452	8	63
Emerging Markets Fund	714	2,376	79	223	3,234	244	2	16
Focused International Growth Fund	799	2,793	90	48	3,550	187	4	8
Global Real Estate Fund	477	1,698	23	(12)	2,140	162	(1)	18
International Small-Mid Cap Fund	330	1,126	44	51	1,463	130	1	11
Non-U.S. Intrinsic Value Fund	796	2,833	214	122	3,537	343	(11)	114
Avantis Core Fixed Income Fund	960	1,686	598	9	2,057	245	(2)	43
High Income Fund	243	398	138	3	506	58	3	17
Inflation-Adjusted Bond Fund	89	140	50	2	181	17	(2)	5
Emerging Markets Debt Fund	131	208	73	4	270	30	—	8
Global Bond Fund	355	597	207	4	749	85	3	10
	$17,850	$58,286	$4,948	$3,885	$75,073	4,598	$(28)	$926
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$1,882	$1,311	$247	$292	$3,238	164	$(3)	$34
Avantis U.S. Small Cap Value Fund	175	142	17	(13)	287	17	(1)	8
Focused Dynamic Growth Fund(3)	1,269	843	407	441	2,146	26	(5)	—
Focused Large Cap Value Fund	1,252	1,043	201	26	2,120	196	(10)	151
Heritage Fund	296	220	64	59	511	16	1	41
Mid Cap Value Fund	304	230	13	(10)	511	32	(1)	35
Small Cap Growth Fund	167	114	8	12	285	12	—	2
Avantis Emerging Markets Equity Fund	231	136	14	43	396	29	—	9
Avantis International Equity Fund	694	462	96	124	1,184	84	(1)	32
Emerging Markets Fund	348	210	30	73	601	45	—	8
Focused International Growth Fund	388	260	30	42	660	35	—	4
Global Real Estate Fund	229	175	7	(1)	396	30	1	9
International Small-Mid Cap Fund	156	103	7	20	272	24	—	6
Non-U.S. Intrinsic Value Fund	383	295	64	44	658	64	(5)	58
Avantis Core Fixed Income Fund	459	205	284	—	380	45	—	18
High Income Fund	116	47	68	—	95	11	1	7
Inflation-Adjusted Bond Fund	42	16	24	—	34	3	—	1
Emerging Markets Debt Fund	62	24	36	1	51	6	—	3
Global Bond Fund	169	71	100	—	140	16	3	4
	$8,622	$5,907	$1,717	$1,153	$13,965	855	$(20)	$430
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ In Retirement Portfolio
Investor Class
2025	$10.10	0.19	0.54	0.73	(0.37)	(0.17)	(0.54)	$10.29	7.59%	0.57%	0.58%	3.18%	3.17%	41%	$2,610
2024	$9.43	0.37	0.50	0.87	(0.20)	—	(0.20)	$10.10	9.37%	0.57%	0.58%	3.05%	3.04%	48%	$754
2023	$9.43	0.25	—(2)	0.25	(0.25)	—	(0.25)	$9.43	2.87%	0.57%	0.58%	2.75%	2.74%	30%	$1,310
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
2021(3)	$10.00	0.02(4)	0.55	0.57	—	—	—	$10.57	5.20%	0.57%	0.58%	0.66%	0.65%	137%	$15
I Class
2025	$10.11	0.27	0.47	0.74	(0.39)	(0.17)	(0.56)	$10.29	7.76%	0.37%	0.38%	3.38%	3.37%	41%	$384
2024	$9.43	0.30	0.60	0.90	(0.22)	—	(0.22)	$10.11	9.70%	0.37%	0.38%	3.25%	3.24%	48%	$12
2023	$9.43	0.29	(0.02)	0.27	(0.27)	—	(0.27)	$9.43	3.08%	0.37%	0.38%	2.95%	2.94%	30%	$11
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
2021(3)	$10.00	0.04(4)	0.54	0.58	—	—	—	$10.58	5.30%	0.37%	0.38%	0.86%	0.85%	137%	$11
A Class
2025	$10.08	0.25	0.45	0.70	(0.33)	(0.17)	(0.50)	$10.28	7.36%	0.82%	0.83%	2.93%	2.92%	41%	$19
2024	$9.41	0.25	0.60	0.85	(0.18)	—	(0.18)	$10.08	9.11%	0.82%	0.83%	2.80%	2.79%	48%	$11
2023	$9.41	0.24	(0.01)	0.23	(0.23)	—	(0.23)	$9.41	2.61%	0.82%	0.83%	2.50%	2.49%	30%	$10
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
2021(3)	$10.00	0.02(4)	0.54	0.56	—	—	—	$10.56	5.10%	0.82%	0.83%	0.41%	0.40%	137%	$11
R Class
2025	$10.06	0.21	0.47	0.68	(0.30)	(0.17)	(0.47)	$10.27	7.13%	1.07%	1.08%	2.68%	2.67%	41%	$36,472
2024	$9.39	0.22	0.60	0.82	(0.15)	—	(0.15)	$10.06	8.85%	1.07%	1.08%	2.55%	2.54%	48%	$13
2023	$9.39	0.22	(0.01)	0.21	(0.21)	—	(0.21)	$9.39	2.35%	1.07%	1.08%	2.25%	2.24%	30%	$13
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
2021(3)	$10.00	0.01(4)	0.54	0.55	—	—	—	$10.55	5.00%	1.07%	1.08%	0.16%	0.15%	137%	$11
R6 Class
2025	$10.12	0.37	0.39	0.76	(0.41)	(0.17)	(0.58)	$10.30	7.96%	0.22%	0.23%	3.53%	3.52%	41%	$14,334
2024	$9.44	0.28	0.64	0.92	(0.24)	—	(0.24)	$10.12	9.85%	0.22%	0.23%	3.40%	3.39%	48%	$15,220
2023	$9.44	0.29	(0.01)	0.28	(0.28)	—	(0.28)	$9.44	3.23%	0.22%	0.23%	3.10%	3.09%	30%	$11,418
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335
2021(3)	$10.00	0.04(4)	0.55	0.59	—	—	—	$10.59	5.40%	0.22%	0.23%	1.01%	1.00%	137%	$11

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2025	$10.08	0.32	0.51	0.83	(0.32)	(0.06)	(0.38)	$10.53	8.54%	0.58%	0.58%	3.03%	3.03%	53%	$4,372
2024	$9.36	0.29	0.64	0.93	(0.21)	—	(0.21)	$10.08	10.10%	0.57%	0.58%	2.88%	2.87%	51%	$4,079
2023	$9.30	0.25	0.08	0.33	(0.24)	(0.03)	(0.27)	$9.36	3.72%	0.57%	0.58%	2.75%	2.74%	41%	$4,323
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
2021(2)	$10.00	0.03(3)	0.52	0.55	—	—	—	$10.55	5.50%	0.57%	0.58%	0.85%	0.84%	24%	$1,629
I Class
2025	$10.08	0.30	0.56	0.86	(0.34)	(0.06)	(0.40)	$10.54	8.86%	0.38%	0.38%	3.23%	3.23%	53%	$7
2024	$9.37	0.30	0.64	0.94	(0.23)	—	(0.23)	$10.08	10.20%	0.37%	0.38%	3.08%	3.07%	51%	$5
2023	$9.31	0.28	0.07	0.35	(0.26)	(0.03)	(0.29)	$9.37	3.93%	0.37%	0.38%	2.95%	2.94%	41%	$5
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
2021(2)	$10.00	0.04(3)	0.52	0.56	—	—	—	$10.56	5.60%	0.37%	0.38%	1.05%	1.04%	24%	$5
A Class
2025	$10.06	0.28	0.54	0.82	(0.30)	(0.06)	(0.36)	$10.52	8.38%	0.83%	0.83%	2.78%	2.78%	53%	$32
2024	$9.35	0.17	0.73	0.90	(0.19)	—	(0.19)	$10.06	9.73%	0.82%	0.83%	2.63%	2.62%	51%	$29
2023	$9.28	0.25	0.07	0.32	(0.22)	(0.03)	(0.25)	$9.35	3.58%	0.82%	0.83%	2.50%	2.49%	41%	$5
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
2021(2)	$10.00	0.02(3)	0.52	0.54	—	—	—	$10.54	5.40%	0.82%	0.83%	0.60%	0.59%	24%	$5
R Class
2025	$10.04	0.26	0.53	0.79	(0.27)	(0.06)	(0.33)	$10.50	8.12%	1.08%	1.08%	2.53%	2.53%	53%	$43,105
2024	$9.33	0.19	0.68	0.87	(0.16)	—	(0.16)	$10.04	9.47%	1.07%	1.08%	2.38%	2.37%	51%	$89
2023	$9.27	0.22	0.06	0.28	(0.19)	(0.03)	(0.22)	$9.33	3.20%	1.07%	1.08%	2.25%	2.24%	41%	$28
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
2021(2)	$10.00	0.01(3)	0.52	0.53	—	—	—	$10.53	5.30%	1.07%	1.08%	0.35%	0.34%	24%	$13
R6 Class
2025	$10.09	0.35	0.53	0.88	(0.36)	(0.06)	(0.42)	$10.55	9.02%	0.23%	0.23%	3.38%	3.38%	53%	$28,597
2024	$9.38	0.31	0.65	0.96	(0.25)	—	(0.25)	$10.09	10.36%	0.22%	0.23%	3.23%	3.22%	51%	$27,543
2023	$9.32	0.30	0.06	0.36	(0.27)	(0.03)	(0.30)	$9.38	4.09%	0.22%	0.23%	3.10%	3.09%	41%	$23,207
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569
2021(2)	$10.00	0.04(3)	0.53	0.57	—	—	—	$10.57	5.70%	0.22%	0.23%	1.20%	1.19%	24%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2025	$10.19	0.28	0.62	0.90	(0.29)	(0.02)	(0.31)	$10.78	9.05%	0.58%	0.58%	2.79%	2.79%	24%	$7,615
2024	$9.40	0.23	0.76	0.99	(0.20)	—	(0.20)	$10.19	10.66%	0.58%	0.58%	2.78%	2.78%	28%	$5,957
2023	$9.25	0.23	0.21	0.44	(0.22)	(0.07)	(0.29)	$9.40	5.04%	0.58%	0.59%	2.61%	2.60%	36%	$4,126
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	—	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
2021(2)	$10.00	0.03(3)	0.55	0.58	—	—	—	$10.58	5.80%	0.57%	0.58%	0.68%	0.67%	3%	$2,002
I Class
2025	$10.20	0.30	0.63	0.93	(0.31)	(0.02)	(0.33)	$10.80	9.37%	0.38%	0.38%	2.99%	2.99%	24%	$6
2024	$9.41	0.29	0.72	1.01	(0.22)	—	(0.22)	$10.20	10.87%	0.38%	0.38%	2.98%	2.98%	28%	$6
2023	$9.27	0.26	0.19	0.45	(0.24)	(0.07)	(0.31)	$9.41	5.14%	0.38%	0.39%	2.81%	2.80%	36%	$5
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	—	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
2021(2)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.90%	0.37%	0.38%	0.88%	0.87%	3%	$5
A Class
2025	$10.18	0.24	0.63	0.87	(0.26)	(0.02)	(0.28)	$10.77	8.78%	0.83%	0.83%	2.54%	2.54%	24%	$22
2024	$9.39	0.15	0.81	0.96	(0.17)	—	(0.17)	$10.18	10.39%	0.83%	0.83%	2.53%	2.53%	28%	$11
2023	$9.24	0.21	0.21	0.42	(0.20)	(0.07)	(0.27)	$9.39	4.78%	0.83%	0.84%	2.36%	2.35%	36%	$6
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	—	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
2021(2)	$10.00	0.02(3)	0.55	0.57	—	—	—	$10.57	5.70%	0.82%	0.83%	0.43%	0.42%	3%	$5
R Class
2025	$10.17	0.17	0.68	0.85	(0.24)	(0.02)	(0.26)	$10.76	8.52%	1.08%	1.08%	2.29%	2.29%	24%	$66,899
2024	$9.37	0.22	0.73	0.95	(0.15)	—	(0.15)	$10.17	10.24%	1.08%	1.08%	2.28%	2.28%	28%	$215
2023	$9.23	0.19	0.20	0.39	(0.18)	(0.07)	(0.25)	$9.37	4.41%	1.08%	1.09%	2.11%	2.10%	36%	$160
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	—	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
2021(2)	$10.00	—(3)(4)	0.56	0.56	—	—	—	$10.56	5.60%	1.07%	1.08%	0.18%	0.17%	3%	$10
R6 Class
2025	$10.21	0.34	0.61	0.95	(0.33)	(0.02)	(0.35)	$10.81	9.52%	0.23%	0.23%	3.14%	3.14%	24%	$50,726
2024	$9.42	0.27	0.75	1.02	(0.23)	—	(0.23)	$10.21	11.02%	0.23%	0.23%	3.13%	3.13%	28%	$45,399
2023	$9.27	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	$9.42	5.41%	0.23%	0.24%	2.96%	2.95%	36%	$28,060
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	—	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448
2021(2)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.90%	0.22%	0.23%	1.03%	1.02%	3%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2025	$10.28	0.26	0.76	1.02	(0.27)	—	(0.27)	$11.03	10.14%	0.58%	0.58%	2.58%	2.58%	41%	$8,940
2024	$9.41	0.23	0.84	1.07	(0.20)	—	(0.20)	$10.28	11.58%	0.58%	0.58%	2.59%	2.59%	22%	$8,072
2023	$9.17	0.20	0.33	0.53	(0.21)	(0.08)	(0.29)	$9.41	6.18%	0.58%	0.58%	2.37%	2.37%	35%	$4,817
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	—	(0.28)	$9.17	(11.24)%	0.58%	0.58%	1.54%	1.54%	20%	$3,056
2021(2)	$10.00	0.02(3)	0.59	0.61	—	—	—	$10.61	6.10%	0.58%	0.58%	0.54%	0.54%	2%	$1,620
I Class
2025	$10.29	0.29	0.75	1.04	(0.29)	—	(0.29)	$11.04	10.35%	0.38%	0.38%	2.78%	2.78%	41%	$36
2024	$9.42	0.27	0.82	1.09	(0.22)	—	(0.22)	$10.29	11.79%	0.38%	0.38%	2.79%	2.79%	22%	$33
2023	$9.18	0.24	0.31	0.55	(0.23)	(0.08)	(0.31)	$9.42	6.39%	0.38%	0.38%	2.57%	2.57%	35%	$29
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	—	(0.30)	$9.18	(11.08)%	0.38%	0.38%	1.74%	1.74%	20%	$27
2021(2)	$10.00	0.03(3)	0.59	0.62	—	—	—	$10.62	6.20%	0.38%	0.38%	0.74%	0.74%	2%	$31
A Class
2025	$10.27	0.25	0.75	1.00	(0.25)	—	(0.25)	$11.02	9.87%	0.83%	0.83%	2.33%	2.33%	41%	$396
2024	$9.40	0.14	0.91	1.05	(0.18)	—	(0.18)	$10.27	11.31%	0.83%	0.83%	2.34%	2.34%	22%	$131
2023	$9.15	0.20	0.32	0.52	(0.19)	(0.08)	(0.27)	$9.40	6.03%	0.83%	0.83%	2.12%	2.12%	35%	$6
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	—	(0.26)	$9.15	(11.53)%	0.83%	0.83%	1.29%	1.29%	20%	$5
2021(2)	$10.00	0.01(3)	0.59	0.60	—	—	—	$10.60	6.00%	0.83%	0.83%	0.29%	0.29%	2%	$5
R Class
2025	$10.25	0.19	0.78	0.97	(0.22)	—	(0.22)	$11.00	9.61%	1.08%	1.08%	2.08%	2.08%	41%	$73,584
2024	$9.38	0.19	0.83	1.02	(0.15)	—	(0.15)	$10.25	11.05%	1.08%	1.08%	2.09%	2.09%	22%	$296
2023	$9.14	0.17	0.32	0.49	(0.17)	(0.08)	(0.25)	$9.38	5.66%	1.08%	1.08%	1.87%	1.87%	35%	$223
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	—	(0.24)	$9.14	(11.72)%	1.08%	1.08%	1.04%	1.04%	20%	$93
2021(2)	$10.00	—(3)(4)	0.59	0.59	—	—	—	$10.59	5.90%	1.08%	1.08%	0.04%	0.04%	2%	$18
R6 Class
2025	$10.30	0.32	0.74	1.06	(0.31)	—	(0.31)	$11.05	10.51%	0.23%	0.23%	2.93%	2.93%	41%	$39,945
2024	$9.43	0.28	0.83	1.11	(0.24)	—	(0.24)	$10.30	11.95%	0.23%	0.23%	2.94%	2.94%	22%	$38,328
2023	$9.19	0.26	0.31	0.57	(0.25)	(0.08)	(0.33)	$9.43	6.55%	0.23%	0.23%	2.72%	2.72%	35%	$27,474
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	—	(0.31)	$9.19	(10.88)%	0.23%	0.23%	1.89%	1.89%	20%	$20,684
2021(2)	$10.00	0.04(3)	0.58	0.62	—	—	—	$10.62	6.20%	0.23%	0.23%	0.89%	0.89%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2025	$10.48	0.25	0.88	1.13	(0.27)	(0.12)	(0.39)	$11.22	11.16%	0.58%	0.58%	2.28%	2.28%	24%	$7,805
2024	$9.51	0.21	0.95	1.16	(0.19)	—	(0.19)	$10.48	12.37%	0.58%	0.58%	2.46%	2.46%	23%	$5,336
2023	$9.14	0.19	0.45	0.64	(0.19)	(0.08)	(0.27)	$9.51	7.33%	0.58%	0.58%	2.16%	2.16%	21%	$2,876
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	0.58%	1.29%	1.29%	13%	$1,467
2021(2)	$10.00	0.01(3)	0.64	0.65	—	—	—	$10.65	6.50%	0.58%	0.58%	0.37%	0.37%	2%	$790
I Class
2025	$10.49	0.28	0.89	1.17	(0.30)	(0.12)	(0.42)	$11.24	11.47%	0.38%	0.38%	2.48%	2.48%	24%	$9
2024	$9.52	0.21	0.97	1.18	(0.21)	—	(0.21)	$10.49	12.58%	0.38%	0.38%	2.66%	2.66%	23%	$8
2023	$9.15	0.22	0.43	0.65	(0.20)	(0.08)	(0.28)	$9.52	7.54%	0.38%	0.38%	2.36%	2.36%	21%	$5
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	0.38%	1.49%	1.49%	13%	$5
2021(2)	$10.00	0.02(3)	0.64	0.66	—	—	—	$10.66	6.60%	0.38%	0.38%	0.57%	0.57%	2%	$5
A Class
2025	$10.46	0.22	0.90	1.12	(0.25)	(0.12)	(0.37)	$11.21	10.99%	0.83%	0.83%	2.03%	2.03%	24%	$273
2024	$9.49	0.14	0.99	1.13	(0.16)	—	(0.16)	$10.46	12.12%	0.83%	0.83%	2.21%	2.21%	23%	$124
2023	$9.12	0.18	0.43	0.61	(0.16)	(0.08)	(0.24)	$9.49	7.07%	0.83%	0.83%	1.91%	1.91%	21%	$33
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	0.83%	1.04%	1.04%	13%	$30
2021(2)	$10.00	0.01(3)	0.63	0.64	—	—	—	$10.64	6.40%	0.83%	0.83%	0.12%	0.12%	2%	$5
R Class
2025	$10.45	0.19	0.89	1.08	(0.22)	(0.12)	(0.34)	$11.19	10.63%	1.08%	1.08%	1.78%	1.78%	24%	$77,463
2024	$9.48	0.16	0.95	1.11	(0.14)	—	(0.14)	$10.45	11.85%	1.08%	1.08%	1.96%	1.96%	23%	$441
2023	$9.11	0.14	0.45	0.59	(0.14)	(0.08)	(0.22)	$9.48	6.80%	1.08%	1.08%	1.66%	1.66%	21%	$251
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	1.08%	0.79%	0.79%	13%	$111
2021(2)	$10.00	—(3)(4)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%	1.08%	(0.13)%	(0.13)%	2%	$33
R6 Class
2025	$10.50	0.30	0.88	1.18	(0.31)	(0.12)	(0.43)	$11.25	11.63%	0.23%	0.23%	2.63%	2.63%	24%	$40,591
2024	$9.53	0.26	0.93	1.19	(0.22)	—	(0.22)	$10.50	12.74%	0.23%	0.23%	2.81%	2.81%	23%	$36,507
2023	$9.16	0.23	0.44	0.67	(0.22)	(0.08)	(0.30)	$9.53	7.70%	0.23%	0.23%	2.51%	2.51%	21%	$27,154
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	0.23%	1.64%	1.64%	13%	$19,654
2021(2)	$10.00	0.03(3)	0.63	0.66	—	—	—	$10.66	6.60%	0.23%	0.23%	0.72%	0.72%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2025	$10.65	0.24	1.02	1.26	(0.26)	(0.19)	(0.45)	$11.46	12.20%	0.58%	2.09%	23%	$6,146
2024	$9.62	0.21	1.02	1.23	(0.18)	(0.02)	(0.20)	$10.65	13.03%	0.58%	2.22%	43%	$4,705
2023	$9.15	0.17	0.57	0.74	(0.18)	(0.09)	(0.27)	$9.62	8.47%	0.58%	1.89%	24%	$2,792
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	—	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
2021(2)	$10.00	0.01(3)	0.67	0.68	—	—	—	$10.68	6.80%	0.58%	0.24%	10%	$431
I Class
2025	$10.66	0.27	1.01	1.28	(0.28)	(0.19)	(0.47)	$11.47	12.42%	0.38%	2.29%	23%	$19
2024	$9.63	0.24	1.01	1.25	(0.20)	(0.02)	(0.22)	$10.66	13.25%	0.38%	2.42%	43%	$17
2023	$9.16	0.20	0.55	0.75	(0.19)	(0.09)	(0.28)	$9.63	8.69%	0.38%	2.09%	24%	$15
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	—	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
2021(2)	$10.00	0.02(3)	0.67	0.69	—	—	—	$10.69	6.90%	0.38%	0.44%	10%	$5
A Class
2025	$10.63	0.21	1.02	1.23	(0.23)	(0.19)	(0.42)	$11.44	11.94%	0.83%	1.84%	23%	$609
2024	$9.60	0.14	1.07	1.21	(0.16)	(0.02)	(0.18)	$10.63	12.78%	0.83%	1.97%	43%	$38
2023	$9.14	0.17	0.54	0.71	(0.16)	(0.09)	(0.25)	$9.60	8.10%	0.83%	1.64%	24%	$5
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	—	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
2021(2)	$10.00	—(3)(4)	0.67	0.67	—	—	—	$10.67	6.70%	0.83%	(0.01)%	10%	$5
R Class
2025	$10.62	0.17	1.02	1.19	(0.20)	(0.19)	(0.39)	$11.42	11.57%	1.08%	1.59%	23%	$63,846
2024	$9.59	0.16	1.02	1.18	(0.13)	(0.02)	(0.15)	$10.62	12.51%	1.08%	1.72%	43%	$489
2023	$9.13	0.13	0.55	0.68	(0.13)	(0.09)	(0.22)	$9.59	7.83%	1.08%	1.39%	24%	$269
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	—	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
2021(2)	$10.00	(0.01)(3)	0.67	0.66	—	—	—	$10.66	6.60%	1.08%	(0.26)%	10%	$15
R6 Class
2025	$10.67	0.29	1.00	1.29	(0.29)	(0.19)	(0.48)	$11.48	12.58%	0.23%	2.44%	23%	$47,713
2024	$9.63	0.25	1.03	1.28	(0.22)	(0.02)	(0.24)	$10.67	13.52%	0.23%	2.57%	43%	$44,042
2023	$9.17	0.22	0.54	0.76	(0.21)	(0.09)	(0.30)	$9.63	8.74%	0.23%	2.24%	24%	$30,626
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	—	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372
2021(2)	$10.00	0.03(3)	0.67	0.70	—	—	—	$10.70	7.00%	0.23%	0.59%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2025	$10.80	0.22	1.14	1.36	(0.24)	(0.10)	(0.34)	$11.82	12.91%	0.58%	1.86%	21%	$4,329
2024	$9.69	0.19	1.13	1.32	(0.17)	(0.04)	(0.21)	$10.80	13.86%	0.58%	2.05%	18%	$3,265
2023	$9.14	0.16	0.64	0.80	(0.16)	(0.09)	(0.25)	$9.69	9.20%	0.58%	1.73%	20%	$1,859
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	—	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
2021(2)	$10.00	0.01(3)	0.69	0.70	—	—	—	$10.70	7.10%	0.58%	0.14%	12%	$822
I Class
2025	$10.81	0.08	1.30	1.38	(0.26)	(0.10)	(0.36)	$11.83	13.13%	0.38%	2.06%	21%	$24
2024	$9.70	0.36	0.98	1.34	(0.19)	(0.04)	(0.23)	$10.81	14.07%	0.38%	2.25%	18%	$6
2023	$9.15	0.18	0.64	0.82	(0.18)	(0.09)	(0.27)	$9.70	9.42%	0.38%	1.93%	20%	$5
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	—	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
2021(2)	$10.00	0.02(3)	0.70	0.72	—	—	—	$10.72	7.20%	0.38%	0.34%	12%	$5
A Class
2025	$10.78	0.17	1.17	1.34	(0.21)	(0.10)	(0.31)	$11.81	12.74%	0.83%	1.61%	21%	$255
2024	$9.68	0.15	1.13	1.28	(0.14)	(0.04)	(0.18)	$10.78	13.48%	0.83%	1.80%	18%	$84
2023	$9.13	0.14	0.64	0.78	(0.14)	(0.09)	(0.23)	$9.68	8.93%	0.83%	1.48%	20%	$5
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	—	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
2021(2)	$10.00	—(3)(4)	0.70	0.70	—	—	—	$10.70	7.00%	0.83%	(0.11)%	12%	$5
R Class
2025	$10.76	0.18	1.13	1.31	(0.18)	(0.10)	(0.28)	$11.79	12.48%	1.08%	1.36%	21%	$63,109
2024	$9.66	0.13	1.13	1.26	(0.12)	(0.04)	(0.16)	$10.76	13.23%	1.08%	1.55%	18%	$438
2023	$9.11	0.11	0.65	0.76	(0.12)	(0.09)	(0.21)	$9.66	8.67%	1.08%	1.23%	20%	$231
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	—	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
2021(2)	$10.00	(0.01)(3)	0.69	0.68	—	—	—	$10.68	6.80%	1.08%	(0.36)%	12%	$105
R6 Class
2025	$10.81	0.27	1.14	1.41	(0.28)	(0.10)	(0.38)	$11.84	13.39%	0.23%	2.21%	21%	$44,211
2024	$9.71	0.22	1.12	1.34	(0.20)	(0.04)	(0.24)	$10.81	14.12%	0.23%	2.40%	18%	$38,205
2023	$9.16	0.19	0.64	0.83	(0.19)	(0.09)	(0.28)	$9.71	9.58%	0.23%	2.08%	20%	$23,167
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	—	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032
2021(2)	$10.00	0.03(3)	0.69	0.72	—	—	—	$10.72	7.20%	0.23%	0.49%	12%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2025	$10.90	0.21	1.22	1.43	(0.23)	(0.10)	(0.33)	$12.00	13.44%	0.58%	1.60%	26%	$3,719
2024	$9.71	0.18	1.17	1.35	(0.16)	—	(0.16)	$10.90	14.13%	0.58%	1.90%	18%	$2,282
2023	$9.14	0.14	0.70	0.84	(0.16)	(0.11)	(0.27)	$9.71	9.69%	0.58%	1.60%	34%	$1,296
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	—	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
2021(2)	$10.00	—(3)(4)	0.73	0.73	—	—	—	$10.73	7.30%	0.58%	0.12%	10%	$413
I Class
2025	$10.91	0.23	1.24	1.47	(0.26)	(0.10)	(0.36)	$12.02	13.75%	0.38%	1.80%	26%	$7
2024	$9.72	0.21	1.16	1.37	(0.18)	—	(0.18)	$10.91	14.35%	0.38%	2.10%	18%	$6
2023	$9.15	0.17	0.69	0.86	(0.18)	(0.11)	(0.29)	$9.72	9.90%	0.38%	1.80%	34%	$5
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	—	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
2021(2)	$10.00	0.02(3)	0.71	0.73	—	—	—	$10.73	7.30%	0.38%	0.32%	10%	$5
A Class
2025	$10.89	0.16	1.24	1.40	(0.21)	(0.10)	(0.31)	$11.98	13.07%	0.83%	1.35%	26%	$71
2024	$9.70	0.16	1.17	1.33	(0.14)	—	(0.14)	$10.89	13.86%	0.83%	1.65%	18%	$30
2023	$9.12	0.13	0.70	0.83	(0.14)	(0.11)	(0.25)	$9.70	9.54%	0.83%	1.35%	34%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	—	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
2021(2)	$10.00	—(3)(4)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.13)%	10%	$5
R Class
2025	$10.87	0.16	1.22	1.38	(0.18)	(0.10)	(0.28)	$11.97	12.81%	1.08%	1.10%	26%	$49,010
2024	$9.68	0.13	1.17	1.30	(0.11)	—	(0.11)	$10.87	13.61%	1.08%	1.40%	18%	$372
2023	$9.11	0.11	0.69	0.80	(0.12)	(0.11)	(0.23)	$9.68	9.16%	1.08%	1.10%	34%	$212
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	—	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
2021(2)	$10.00	(0.01)(3)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.38)%	10%	$19
R6 Class
2025	$10.93	0.25	1.23	1.48	(0.27)	(0.10)	(0.37)	$12.04	13.89%	0.23%	1.95%	26%	$27,527
2024	$9.74	0.22	1.17	1.39	(0.20)	—	(0.20)	$10.93	14.49%	0.23%	2.25%	18%	$24,200
2023	$9.16	0.18	0.70	0.88	(0.19)	(0.11)	(0.30)	$9.74	10.17%	0.23%	1.95%	34%	$12,875
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	—	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578
2021(2)	$10.00	0.02(3)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.47%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2025	$11.01	0.21	1.27	1.48	(0.22)	(0.11)	(0.33)	$12.16	13.75%	0.58%	1.49%	17%	$5,311
2024	$9.82	0.17	1.22	1.39	(0.16)	(0.04)	(0.20)	$11.01	14.45%	0.58%	1.81%	22%	$3,078
2023	$9.15	0.14	0.75	0.89	(0.14)	(0.08)	(0.22)	$9.82	10.08%	0.59%	1.51%	23%	$1,535
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
2021(2)	$10.00	0.01(3)	0.72	0.73	—	—	—	$10.73	7.30%	0.58%	0.19%	13%	$304
I Class
2025	$11.01	0.21	1.29	1.50	(0.24)	(0.11)	(0.35)	$12.16	13.97%	0.38%	1.69%	17%	$28
2024	$9.82	0.20	1.21	1.41	(0.18)	(0.04)	(0.22)	$11.01	14.67%	0.38%	2.01%	22%	$14
2023	$9.16	0.17	0.73	0.90	(0.16)	(0.08)	(0.24)	$9.82	10.18%	0.39%	1.71%	23%	$12
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
2021(2)	$10.00	0.01(3)	0.72	0.73	—	—	—	$10.73	7.30%	0.38%	0.39%	13%	$5
A Class
2025	$10.99	0.16	1.29	1.45	(0.19)	(0.11)	(0.30)	$12.14	13.48%	0.83%	1.24%	17%	$55
2024	$9.79	0.15	1.23	1.38	(0.14)	(0.04)	(0.18)	$10.99	14.30%	0.83%	1.56%	22%	$20
2023	$9.13	0.12	0.74	0.86	(0.12)	(0.08)	(0.20)	$9.79	9.71%	0.84%	1.26%	23%	$6
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
2021(2)	$10.00	—(3)(4)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.06)%	13%	$5
R Class
2025	$10.97	0.13	1.28	1.41	(0.16)	(0.11)	(0.27)	$12.11	13.13%	1.08%	0.99%	17%	$52,039
2024	$9.78	0.05	1.30	1.35	(0.12)	(0.04)	(0.16)	$10.97	13.93%	1.08%	1.31%	22%	$261
2023	$9.12	0.20	0.64	0.84	(0.10)	(0.08)	(0.18)	$9.78	9.43%	1.09%	1.01%	23%	$87
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
2021(2)	$10.00	(0.01)(3)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.31)%	13%	$21
R6 Class
2025	$11.02	0.25	1.27	1.52	(0.26)	(0.11)	(0.37)	$12.17	14.13%	0.23%	1.84%	17%	$17,640
2024	$9.83	0.22	1.21	1.43	(0.20)	(0.04)	(0.24)	$11.02	14.83%	0.23%	2.16%	22%	$14,476
2023	$9.16	0.16	0.76	0.92	(0.17)	(0.08)	(0.25)	$9.83	10.46%	0.24%	1.86%	23%	$8,366
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871
2021(2)	$10.00	0.02(3)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.54%	13%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2025	$10.94	0.21	1.25	1.46	(0.22)	—	(0.22)	$12.18	13.51%	0.58%	1.72%	16%	$5,101
2024	$9.71	0.17	1.22	1.39	(0.16)	—	(0.16)	$10.94	14.56%	0.58%	1.75%	17%	$3,479
2023	$9.19	0.14	0.73	0.87	(0.17)	(0.18)	(0.35)	$9.71	10.06%	0.59%	1.26%	64%	$2,032
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	—	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
2021(2)	$10.00	—(3)(4)	0.79	0.79	—	—	—	$10.79	7.90%	0.58%	0.13%	19%	$541
I Class
2025	$10.94	0.21	1.28	1.49	(0.24)	—	(0.24)	$12.19	13.83%	0.38%	1.92%	16%	$14
2024	$9.71	0.20	1.21	1.41	(0.18)	—	(0.18)	$10.94	14.79%	0.38%	1.95%	17%	$6
2023	$9.20	0.17	0.71	0.88	(0.19)	(0.18)	(0.37)	$9.71	10.17%	0.39%	1.46%	64%	$5
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	—	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
2021(2)	$10.00	0.02(3)	0.78	0.80	—	—	—	$10.80	8.00%	0.38%	0.33%	19%	$5
A Class
2025	$10.91	0.17	1.27	1.44	(0.19)	—	(0.19)	$12.16	13.36%	0.83%	1.47%	16%	$242
2024	$9.69	0.16	1.20	1.36	(0.14)	—	(0.14)	$10.91	14.20%	0.83%	1.50%	17%	$140
2023	$9.17	0.13	0.72	0.85	(0.15)	(0.18)	(0.33)	$9.69	9.80%	0.84%	1.01%	64%	$5
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	—	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
2021(2)	$10.00	—(3)(4)	0.78	0.78	—	—	—	$10.78	7.80%	0.83%	(0.12)%	19%	$5
R Class
2025	$10.90	0.15	1.25	1.40	(0.16)	—	(0.16)	$12.14	12.99%	1.08%	1.22%	16%	$1,504
2024	$9.68	0.14	1.19	1.33	(0.11)	—	(0.11)	$10.90	13.93%	1.08%	1.25%	17%	$734
2023	$9.16	0.11	0.71	0.82	(0.12)	(0.18)	(0.30)	$9.68	9.53%	1.09%	0.76%	64%	$297
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	—	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
2021(2)	$10.00	(0.01)(3)	0.78	0.77	—	—	—	$10.77	7.70%	1.08%	(0.37)%	19%	$49
R6 Class
2025	$10.95	0.25	1.26	1.51	(0.26)	—	(0.26)	$12.20	13.99%	0.23%	2.07%	16%	$7,103
2024	$9.72	0.19	1.24	1.43	(0.20)	—	(0.20)	$10.95	14.94%	0.23%	2.10%	17%	$4,263
2023	$9.21	0.21	0.68	0.89	(0.20)	(0.18)	(0.38)	$9.72	10.33%	0.24%	1.61%	64%	$1,345
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	—	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921
2021(2)	$10.00	0.02(3)	0.78	0.80	—	—	—	$10.80	8.00%	0.23%	0.48%	19%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Blend+ In Retirement Portfolio (formerly, One Choice® Blend+ 2020 Portfolio), One Choice® Blend+ 2025 Portfolio, One Choice® Blend+ 2030 Portfolio, One Choice® Blend+ 2035 Portfolio, One Choice® Blend+ 2040 Portfolio, One Choice® Blend+ 2045 Portfolio, One Choice® Blend+ 2050 Portfolio, One Choice® Blend+ 2055 Portfolio, One Choice® Blend+ 2060 Portfolio, and One Choice® Blend+ 2065 Portfolio, ten of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years then ended and the period from March 10, 2021 (commencement of operations) through July 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years then ended and the period from March 10, 2021 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
72

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2025.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
One Choice Blend+ In Retirement Portfolio	$71,535	—	$273,474
One Choice Blend+ 2025 Portfolio	$144,589	$12,706	$163,695
One Choice Blend+ 2030 Portfolio	$285,185	$6,615	$98,203
One Choice Blend+ 2035 Portfolio	$298,570	—	—
One Choice Blend+ 2040 Portfolio	$298,660	$52,145	$427,746
One Choice Blend+ 2045 Portfolio	$365,428	$295,649	$577,349
One Choice Blend+ 2050 Portfolio	$361,406	$98,767	$309,733
One Choice Blend+ 2055 Portfolio	$248,025	$31,321	$208,967
One Choice Blend+ 2060 Portfolio	$194,392	$66,890	$134,833
One Choice Blend+ 2065 Portfolio	$81,090	—	—

For the fiscal year ended July 31, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Blend+ In Retirement Portfolio	$2,842	$0.0005	$36,545	$0.0070
One Choice Blend+ 2025 Portfolio	$7,213	$0.0010	$89,681	$0.0124
One Choice Blend+ 2030 Portfolio	$15,926	$0.0014	$193,231	$0.0166
One Choice Blend+ 2035 Portfolio	$20,007	$0.0018	$217,025	$0.0195
One Choice Blend+ 2040 Portfolio	$22,421	$0.0020	$225,039	$0.0200
One Choice Blend+ 2045 Portfolio	$30,423	$0.0029	$290,826	$0.0281
One Choice Blend+ 2050 Portfolio	$29,856	$0.0032	$282,836	$0.0298
One Choice Blend+ 2055 Portfolio	$20,325	$0.0030	$192,320	$0.0287
One Choice Blend+ 2060 Portfolio	$14,784	$0.0024	$140,207	$0.0227
One Choice Blend+ 2065 Portfolio	$7,471	$0.0065	$70,842	$0.0618

73

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97414 2509

Annual Financial Statements and Other Information

July 31, 2025

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JULY 31, 2025

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 59.1%
Diversified Bond Fund Investor Class	8,421,206	$76,885,611
High Income Fund Investor Class	451,479	3,936,894
Inflation-Adjusted Bond Fund Investor Class	3,842,469	40,730,169
Short Duration Fund Investor Class	4,908,338	48,248,963
Short Duration Inflation Protection Bond Fund Investor Class	4,557,188	47,987,189
		217,788,826
Domestic Equity Funds — 24.5%
Focused Large Cap Value Fund Investor Class	2,120,377	22,878,873
Growth Fund Investor Class	149,374	9,271,621
Heritage Fund Investor Class	322,554	8,534,777
Large Cap Equity Fund Investor Class	404,958	22,349,639
Mid Cap Value Fund Investor Class	753,644	12,141,202
Real Estate Fund Investor Class	284,431	7,366,769
Select Fund Investor Class	20,251	2,634,480
Small Cap Dividend Fund Investor Class	250,354	2,501,034
Small Cap Growth Fund Investor Class	114,160	2,503,519
		90,181,914
International Fixed Income Funds — 16.4%
Emerging Markets Debt Fund Investor Class	839,199	7,678,666
Global Bond Fund Investor Class	6,022,801	52,819,966
		60,498,632
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $340,737,148)		368,469,372
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$368,469,372

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

Schedule of Investments
JULY 31, 2025

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.4%
Diversified Bond Fund Investor Class	22,785,767	$208,034,056
High Income Fund Investor Class	1,338,503	11,671,744
Inflation-Adjusted Bond Fund Investor Class	8,863,206	93,949,986
Short Duration Fund Investor Class	6,867,394	67,506,481
Short Duration Inflation Protection Bond Fund Investor Class	5,390,714	56,764,220
		437,926,487
Domestic Equity Funds — 32.1%
Focused Large Cap Value Fund Investor Class	6,968,093	75,185,726
Growth Fund Investor Class	803,510	49,873,868
Heritage Fund Investor Class	1,627,425	43,061,675
Large Cap Equity Fund Investor Class	1,713,686	94,578,326
Mid Cap Value Fund Investor Class	3,103,984	50,005,182
Select Fund Investor Class	112,706	14,661,979
Small Cap Dividend Fund Investor Class	974,200	9,732,257
Small Cap Growth Fund Investor Class	486,603	10,671,196
		347,770,209
International Fixed Income Funds — 15.6%
Emerging Markets Debt Fund Investor Class	2,599,588	23,786,227
Global Bond Fund Investor Class	16,533,747	145,000,959
		168,787,186
International Equity Funds — 11.9%
Global Real Estate Fund Investor Class	1,639,778	21,546,681
International Growth Fund Investor Class	3,467,878	46,955,067
International Small-Mid Cap Fund Investor Class	1,123,560	12,314,214
International Value Fund Investor Class	4,600,593	47,754,157
		128,570,119
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $943,242,200)		1,083,054,001
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,083,054,001

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

Schedule of Investments
JULY 31, 2025

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.8%
Focused Dynamic Growth Fund Investor Class(2)	445,020	$33,394,328
Focused Large Cap Value Fund Investor Class	13,694,339	147,761,917
Growth Fund Investor Class	1,541,877	95,704,324
Heritage Fund Investor Class	3,886,056	102,825,045
Large Cap Equity Fund Investor Class	4,019,642	221,844,020
Mid Cap Value Fund Investor Class	6,154,182	99,143,869
Select Fund Investor Class	110,701	14,401,103
Small Cap Growth Fund Investor Class	1,083,688	23,765,286
Small Cap Value Fund Investor Class	2,425,219	23,839,907
		762,679,799
Domestic Fixed Income Funds — 27.3%
Core Plus Fund Investor Class	29,413,734	269,429,807
High Income Fund Investor Class	2,172,556	18,944,686
Inflation-Adjusted Bond Fund Investor Class	10,198,813	108,107,422
Short Duration Fund Investor Class	7,340,150	72,153,679
Short Duration Inflation Protection Bond Fund Investor Class	1,789,648	18,844,991
		487,480,585
International Equity Funds — 21.2%
Emerging Markets Fund Investor Class	6,085,994	77,657,287
Global Real Estate Fund Investor Class	3,325,504	43,697,124
International Growth Fund Investor Class	7,645,007	103,513,400
International Small-Mid Cap Fund Investor Class	3,645,525	39,954,954
International Value Fund Investor Class	6,773,227	70,306,095
Non-U.S. Intrinsic Value Fund Investor Class	4,142,818	42,256,742
		377,385,602
International Fixed Income Funds — 8.7%
Emerging Markets Debt Fund Investor Class	4,182,386	38,268,835
Global Bond Fund Investor Class	13,315,075	116,773,204
		155,042,039
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,425,061,288)		1,782,588,025
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,782,588,025

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
4

Schedule of Investments
JULY 31, 2025

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.3%
Focused Dynamic Growth Fund Investor Class(2)	543,068	$40,751,825
Focused Large Cap Value Fund Investor Class	9,037,508	97,514,713
Growth Fund Investor Class	950,958	59,025,954
Heritage Fund Investor Class	2,418,897	64,004,005
Large Cap Equity Fund Investor Class	2,036,141	112,374,604
Mid Cap Value Fund Investor Class	3,896,307	62,769,504
Small Cap Growth Fund Investor Class	741,766	16,266,939
Small Cap Value Fund Investor Class	1,597,271	15,701,177
		468,408,721
International Equity Funds — 25.5%
Emerging Markets Fund Investor Class	3,938,517	50,255,472
Global Real Estate Fund Investor Class	1,981,577	26,037,915
International Growth Fund Investor Class	4,483,763	60,710,152
International Small-Mid Cap Fund Investor Class	2,171,459	23,799,188
International Value Fund Investor Class	3,014,605	31,291,601
Non-U.S. Intrinsic Value Fund Investor Class	3,158,419	32,215,878
		224,310,206
Domestic Fixed Income Funds — 16.5%
Core Plus Fund Investor Class	7,866,014	72,052,684
High Income Fund Investor Class	3,138,100	27,364,236
Inflation-Adjusted Bond Fund Investor Class	2,568,324	27,224,236
Short Duration Fund Investor Class	937,635	9,216,950
Short Duration Inflation Protection Bond Fund Investor Class	883,019	9,298,195
		145,156,301
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund Investor Class	1,562,882	14,300,370
Global Bond Fund Investor Class	3,075,378	26,971,063
		41,271,433
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $622,731,592)		879,146,661
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$879,146,661

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
5

Schedule of Investments
JULY 31, 2025

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 62.4%
Focused Dynamic Growth Fund Investor Class(2)	274,984	$20,634,799
Focused Large Cap Value Fund Investor Class	3,688,025	39,793,787
Growth Fund Investor Class	474,557	29,455,783
Heritage Fund Investor Class	1,136,726	30,077,767
Large Cap Equity Fund Investor Class	857,489	47,324,822
Mid Cap Value Fund Investor Class	1,724,258	27,777,795
Small Cap Growth Fund Investor Class	418,289	9,173,077
Small Cap Value Fund Investor Class	944,925	9,288,611
		213,526,441
International Equity Funds — 37.6%
Emerging Markets Fund Investor Class	2,328,228	29,708,191
Global Real Estate Fund Investor Class	1,048,751	13,780,591
International Growth Fund Investor Class	2,555,865	34,606,407
International Small-Mid Cap Fund Investor Class	1,603,934	17,579,122
International Value Fund Investor Class	1,330,461	13,810,190
Non-U.S. Intrinsic Value Fund Investor Class	1,891,953	19,297,921
		128,782,422
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $218,576,526)		342,308,863
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$342,308,863

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities - affiliated, at value	$368,469,372	$1,083,054,001	$1,782,588,025
Receivable for investments sold	113,059	1,381,741	—
Receivable for capital shares sold	168,727	68,366	850,346
Distributions receivable from underlying funds	482,595	1,075,111	1,423,517
	369,233,753	1,085,579,219	1,784,861,888

Liabilities
Payable for investments purchased	482,595	1,075,111	1,505,188
Payable for capital shares redeemed	281,150	1,449,297	761,901
Distribution and service fees payable	636	810	6,774
	764,381	2,525,218	2,273,863

Net Assets	$368,469,372	$1,083,054,001	$1,782,588,025

Net Assets Consist of:
Capital (par value and paid-in surplus)	$354,848,836	$947,541,707	$1,404,680,444
Distributable earnings (loss)	13,620,536	135,512,294	377,907,581
	$368,469,372	$1,083,054,001	$1,782,588,025

Investment securities - affiliated, at cost	$340,737,148	$943,242,200	$1,425,061,288

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$366,902,074	31,181,047	$11.77
R Class, $0.01 Par Value	$1,567,298	133,079	$11.78
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,081,144,904	79,050,977	$13.68
R Class, $0.01 Par Value	$1,909,097	139,614	$13.67
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,766,558,070	109,049,710	$16.20
R Class, $0.01 Par Value	$16,029,955	989,652	$16.20

See Notes to Financial Statements.
7

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities - affiliated, at value	$879,146,661	$342,308,863
Receivable for investments sold	—	64,216
Receivable for capital shares sold	263,645	77,953
Distributions receivable from underlying funds	465,753	—
	879,876,059	342,451,032

Liabilities
Payable for investments purchased	520,582	—
Payable for capital shares redeemed	206,827	138,849
Distribution and service fees payable	1,989	3,320
	729,398	142,169

Net Assets	$879,146,661	$342,308,863

Net Assets Consist of:
Capital (par value and paid-in surplus)	$598,424,149	$211,228,319
Distributable earnings (loss)	280,722,512	131,080,544
	$879,146,661	$342,308,863

Investment securities - affiliated, at cost	$622,731,592	$218,576,526

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$874,441,954	50,093,528	$17.46
R Class, $0.01 Par Value	$4,704,707	269,688	$17.44
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$334,569,551	15,773,930	$21.21
R Class, $0.01 Par Value	$7,739,312	365,094	$21.20

See Notes to Financial Statements.
8

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds	$12,718,837	$31,928,862	$45,832,468
Interest	5,590	17,482	23,585
	12,724,427	31,946,344	45,856,053

Expenses:
Distribution and service fees - R Class	7,943	9,495	74,502
Directors' fees and expenses	11,559	33,343	54,150
Other expenses	—	—	80
	19,502	42,838	128,732

Net investment income (loss)	12,704,925	31,903,506	45,727,321

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(634,369)	7,629,856	18,731,937
Capital gain distributions received from underlying funds	4,944,095	20,762,991	46,393,458
	4,309,726	28,392,847	65,125,395

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,712,356	14,559,885	44,848,108

Net realized and unrealized gain (loss) on affiliates	8,022,082	42,952,732	109,973,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,727,007	$74,856,238	$155,700,824

See Notes to Financial Statements.
9

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds	$19,780,442	$5,519,303
Interest	10,229	3,070
	19,790,671	5,522,373

Expenses:
Distribution and service fees - R Class	22,076	36,439
Directors' fees and expenses	26,790	10,481
	48,866	46,920

Net investment income (loss)	19,741,805	5,475,453

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	20,761,376	9,580,537
Capital gain distributions received from underlying funds	27,985,332	13,034,567
	48,746,708	22,615,104

Change in net unrealized appreciation (depreciation) on investments in underlying funds	20,532,039	11,263,304

Net realized and unrealized gain (loss) on affiliates	69,278,747	33,878,408

Net Increase (Decrease) in Net Assets Resulting from Operations	$89,020,552	$39,353,861

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$12,704,925	$12,438,178	$31,903,506	$30,527,669
Net realized gain (loss)	4,309,726	(4,805,571)	28,392,847	(3,484,320)
Change in net unrealized appreciation (depreciation)	3,712,356	20,176,634	14,559,885	67,573,793
Net increase (decrease) in net assets resulting from operations	20,727,007	27,809,241	74,856,238	94,617,142

Distributions to Shareholders
From earnings:
Investor Class	(12,583,714)	(12,232,737)	(31,609,376)	(30,162,898)
R Class	(44,858)	(40,625)	(46,033)	(33,876)
Decrease in net assets from distributions	(12,628,572)	(12,273,362)	(31,655,409)	(30,196,774)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(29,067,446)	(62,700,001)	(76,558,474)	(110,553,554)

Net increase (decrease) in net assets	(20,969,011)	(47,164,122)	(33,357,645)	(46,133,186)

Net Assets
Beginning of period	389,438,383	436,602,505	1,116,411,646	1,162,544,832
End of period	$368,469,372	$389,438,383	$1,083,054,001	$1,116,411,646

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$45,727,321	$42,506,487	$19,741,805	$18,350,509
Net realized gain (loss)	65,125,395	5,030,568	48,746,708	6,174,035
Change in net unrealized appreciation (depreciation)	44,848,108	129,931,218	20,532,039	74,894,119
Net increase (decrease) in net assets resulting from operations	155,700,824	177,468,273	89,020,552	99,418,663

Distributions to Shareholders
From earnings:
Investor Class	(45,114,050)	(41,861,885)	(21,917,223)	(18,312,730)
R Class	(306,872)	(103,519)	(89,071)	(64,143)
Decrease in net assets from distributions	(45,420,922)	(41,965,404)	(22,006,294)	(18,376,873)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(148,017,030)	(136,578,764)	(88,962,896)	(92,118,507)

Net increase (decrease) in net assets	(37,737,128)	(1,075,895)	(21,948,638)	(11,076,717)

Net Assets
Beginning of period	1,820,325,153	1,821,401,048	901,095,299	912,172,016
End of period	$1,782,588,025	$1,820,325,153	$879,146,661	$901,095,299

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$5,475,453	$4,947,335
Net realized gain (loss)	22,615,104	4,867,624
Change in net unrealized appreciation (depreciation)	11,263,304	33,290,430
Net increase (decrease) in net assets resulting from operations	39,353,861	43,105,389

Distributions to Shareholders
From earnings:
Investor Class	(6,532,985)	(5,279,098)
R Class	(100,730)	(57,170)
Decrease in net assets from distributions	(6,633,715)	(5,336,268)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(43,633,193)	(27,496,061)

Net increase (decrease) in net assets	(10,913,047)	10,273,060

Net Assets
Beginning of period	353,221,910	342,948,850
End of period	$342,308,863	$353,221,910

See Notes to Financial Statements.
13

Notes to Financial Statements

JULY 31, 2025

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice Portfolio: Very Conservative	Investor, R
One Choice Portfolio: Conservative	Investor, R
One Choice Portfolio: Moderate	Investor, R
One Choice Portfolio: Aggressive	Investor, R
One Choice Portfolio: Very Aggressive	Investor, R

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at their reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

14

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

One Choice Portfolio: Very Conservative	Quarterly
One Choice Portfolio: Conservative	Quarterly
One Choice Portfolio: Moderate	Quarterly
One Choice Portfolio: Aggressive	Annually
One Choice Portfolio: Very Aggressive	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to a fund.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Acquired Fund Fees and Expenses — A fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2025 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$32,955,223	$98,946,565	$168,578,405	$92,780,378	$37,283,257
Sales	$57,002,221	$154,493,951	$269,895,578	$156,022,431	$69,040,145

15

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	2,755,265	$31,938,900	2,593,427	$28,795,221
Issued in reinvestment of distributions	1,064,804	12,325,489	1,077,026	11,976,356
Redeemed	(6,297,771)	(73,115,583)	(9,327,545)	(102,809,985)
	(2,477,702)	(28,851,194)	(5,657,092)	(62,038,408)
R Class
Sold	46,571	542,653	45,546	509,239
Issued in reinvestment of distributions	3,870	44,858	3,653	40,625
Redeemed	(69,047)	(803,763)	(113,987)	(1,211,457)
	(18,606)	(216,252)	(64,788)	(661,593)
Net increase (decrease)	(2,496,308)	$(29,067,446)	(5,721,880)	$(62,700,001)
One Choice Portfolio: Conservative
Investor Class
Sold	4,448,945	$59,132,132	4,587,268	$57,012,129
Issued in reinvestment of distributions	2,332,865	30,933,305	2,358,481	29,524,264
Redeemed	(12,529,645)	(166,582,820)	(15,832,921)	(196,829,600)
	(5,747,835)	(76,517,383)	(8,887,172)	(110,293,207)
R Class
Sold	27,639	368,473	55,173	688,918
Issued in reinvestment of distributions	3,469	45,961	2,706	33,876
Redeemed	(34,417)	(455,525)	(84,274)	(983,141)
	(3,309)	(41,091)	(26,395)	(260,347)
Net increase (decrease)	(5,751,144)	$(76,558,474)	(8,913,567)	$(110,553,554)
One Choice Portfolio: Moderate
Investor Class
Sold	6,010,640	$93,325,016	6,849,914	$97,621,210
Issued in reinvestment of distributions	2,851,570	44,142,985	2,875,959	40,996,178
Redeemed	(18,453,266)	(286,266,291)	(20,084,094)	(283,873,506)
	(9,591,056)	(148,798,290)	(10,358,221)	(145,256,118)
R Class
Sold	208,991	3,237,299	791,738	11,374,679
Issued in reinvestment of distributions	19,834	306,872	7,157	103,479
Redeemed	(178,965)	(2,762,911)	(205,630)	(2,800,804)
	49,860	781,260	593,265	8,677,354
Net increase (decrease)	(9,541,196)	$(148,017,030)	(9,764,956)	$(136,578,764)

16

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	3,285,537	$54,340,323	3,957,952	$58,682,110
Issued in reinvestment of distributions	1,324,384	21,481,515	1,224,799	17,967,803
Redeemed	(9,936,038)	(164,506,265)	(11,285,585)	(167,623,230)
	(5,326,117)	(88,684,427)	(6,102,834)	(90,973,317)
R Class
Sold	72,098	1,193,862	109,976	1,648,551
Issued in reinvestment of distributions	5,478	89,071	4,361	64,143
Redeemed	(94,463)	(1,561,402)	(204,414)	(2,857,884)
	(16,887)	(278,469)	(90,077)	(1,145,190)
Net increase (decrease)	(5,343,004)	$(88,962,896)	(6,192,911)	$(92,118,507)
One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,369,198	$26,905,390	1,605,872	$28,171,192
Issued in reinvestment of distributions	326,685	6,363,835	297,805	5,104,384
Redeemed	(3,860,494)	(76,331,072)	(3,499,853)	(61,339,245)
	(2,164,611)	(43,061,847)	(1,596,176)	(28,063,669)
R Class
Sold	84,867	1,684,205	166,817	2,939,455
Issued in reinvestment of distributions	5,158	100,729	3,326	57,170
Redeemed	(118,908)	(2,356,280)	(150,611)	(2,429,017)
	(28,883)	(571,346)	19,532	567,608
Net increase (decrease)	(2,193,494)	$(43,633,193)	(1,576,644)	$(27,496,061)

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024 were as follows:

	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$12,628,572	—	$12,273,362	—
One Choice Portfolio: Conservative	$31,655,409	—	$30,196,774	—
One Choice Portfolio: Moderate	$45,420,922	—	$41,965,404	—
One Choice Portfolio: Aggressive	$19,896,882	$2,109,412	$18,376,873	—
One Choice Portfolio: Very Aggressive	$6,109,265	$524,450	$5,336,268	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$351,302,757	$966,031,315	$1,465,255,647
Gross tax appreciation of investments	$31,993,995	$159,789,105	$382,844,171
Gross tax depreciation of investments	(14,827,380)	(42,766,419)	(65,511,793)
Net tax appreciation (depreciation) of investments	$17,166,615	$117,022,686	$317,332,378
Undistributed ordinary income	$561,448	$1,251,575	—
Accumulated short-term capital losses	$(1,935,884)	—	—
Accumulated long-term capital losses	$(2,171,643)	—	—
Accumulated long-term gains	—	$17,238,033	$60,575,203

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$649,071,988	$230,633,091
Gross tax appreciation of investments	$240,754,357	$111,675,772
Gross tax depreciation of investments	(10,679,684)	—
Net tax appreciation (depreciation) of investments	$230,074,673	$111,675,772
Undistributed ordinary income	$5,216,249	—
Accumulated short-term capital losses	—	—
Accumulated long-term capital losses	—	—
Accumulated long-term gains	$45,431,590	$19,404,772

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal
Revenue Code limitations.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 64% of the shares of Core Plus Fund.

18

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2025 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$77,475	$6,832	$7,241	$(180)	$76,886	8,421	$(963)	$3,471
High Income Fund	6,513	385	3,298	337	3,937	451	(265)	268
Inflation-Adjusted Bond Fund	43,351	1,625	4,723	477	40,730	3,842	(490)	1,625
Short Duration Fund	56,826	2,647	12,126	902	48,249	4,908	(701)	2,370
Short Duration Inflation Protection Bond Fund	50,905	1,736	5,715	1,061	47,987	4,557	39	1,644
Focused Large Cap Value Fund	23,684	3,470	4,215	(60)	22,879	2,120	194	2,046
Growth Fund	9,994	3,253	4,544	568	9,271	149	165	636
Heritage Fund	8,187	1,723	1,922	547	8,535	323	392	1,091
Large Cap Equity Fund(3)	21,477	3,642	3,186	417	22,350	405	225	1,405
Mid Cap Value Fund	12,146	1,209	728	(486)	12,141	754	105	982
Real Estate Fund	6,527	987	112	(35)	7,367	284	(5)	149
Select Fund	3,312	101	929	150	2,634	20	176	101
Small Cap Dividend Fund	—	3,007	177	(329)	2,501	250	(21)	30
Small Cap Growth Fund	2,467	496	507	47	2,503	114	22	3
Emerging Markets Debt Fund	8,160	341	1,251	429	7,679	839	(173)	341
Global Bond Fund	55,934	1,496	5,778	1,168	52,820	6,023	(710)	1,496
Small Cap Value Fund	2,480	5	1,184	(1,301)	—	—	1,376	5
	$389,438	$32,955	$57,636	$3,712	$368,469	33,460	$(634)	$17,663
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$207,673	$18,384	$17,527	$(496)	$208,034	22,786	$(2,517)	$9,292
High Income Fund	13,897	783	3,493	485	11,672	1,339	(309)	782
Inflation-Adjusted Bond Fund	98,047	3,672	8,698	929	93,950	8,863	(944)	3,672
Short Duration Fund	85,266	3,328	22,695	1,607	67,506	6,867	(1,314)	3,327
Short Duration Inflation Protection Bond Fund	57,411	1,861	3,664	1,156	56,764	5,391	117	1,862
Focused Large Cap Value Fund	78,898	7,420	10,311	(821)	75,186	6,968	1,137	6,831
Growth Fund	56,300	4,900	14,848	3,522	49,874	804	1,756	3,201
Heritage Fund	39,069	5,598	4,332	2,727	43,062	1,627	1,390	5,305
Large Cap Equity Fund(3)	99,883	8,151	13,849	394	94,579	1,714	2,541	6,080
Mid Cap Value Fund	48,618	6,015	2,280	(2,348)	50,005	3,104	748	3,923
Select Fund	16,212	487	3,059	1,022	14,662	113	793	487
Small Cap Dividend Fund	—	11,022	—	(1,290)	9,732	974	—	113
Small Cap Growth Fund	11,797	47	1,617	444	10,671	487	42	11
Emerging Markets Debt Fund	23,266	1,006	1,446	960	23,786	2,600	(212)	1,006
Global Bond Fund	150,885	4,048	12,921	2,989	145,001	16,534	(1,795)	4,048
Global Real Estate Fund	14,461	7,350	—	(264)	21,547	1,640	—	445
International Growth Fund	44,643	6,642	6,408	2,078	46,955	3,468	74	245
International Small-Mid Cap Fund	12,872	168	1,815	1,089	12,314	1,124	(284)	168
International Value Fund	45,162	8,041	11,058	5,609	47,754	4,601	822	1,870
Small Cap Value Fund	12,052	24	6,844	(5,232)	—	—	5,585	24
	$1,116,412	$98,947	$146,865	$14,560	$1,083,054	91,004	$7,630	$52,692
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$37,332	—	$5,566	$1,628	$33,394	445	$7,304	—
Focused Large Cap Value Fund	153,921	$13,512	18,774	(897)	147,762	13,694	1,728	$13,022
Growth Fund	107,373	6,103	24,347	6,575	95,704	1,542	3,049	5,988
Heritage Fund	96,810	13,370	12,989	5,634	102,825	3,886	5,999	12,643
Large Cap Equity Fund(4)	229,422	16,010	24,177	589	221,844	4,020	6,065	13,768
Mid Cap Value Fund	98,061	7,799	3,328	(3,388)	99,144	6,154	473	7,799
Select Fund	15,568	479	2,692	1,046	14,401	111	764	478
Small Cap Growth Fund	30,225	27	7,851	1,364	23,765	1,084	178	27
Small Cap Value Fund	30,727	1,624	4,152	(4,359)	23,840	2,425	959	1,624
Core Plus Fund	253,680	39,957	25,655	1,448	269,430	29,414	(4,905)	12,952
High Income Fund	33,766	1,491	18,297	1,985	18,945	2,173	(1,534)	1,491
Inflation-Adjusted Bond Fund	106,817	5,622	4,912	580	108,107	10,199	(730)	4,218
Short Duration Fund	97,548	3,660	31,176	2,122	72,154	7,340	(1,799)	3,659
Short Duration Inflation Protection Bond Fund	17,776	763	106	412	18,845	1,790	(3)	611
Emerging Markets Fund	77,759	18,495	27,850	9,254	77,658	6,086	1,359	502
Global Real Estate Fund	35,000	8,874	—	(177)	43,697	3,326	—	902
International Growth Fund	102,487	7,795	11,054	4,285	103,513	7,645	583	531
International Small-Mid Cap Fund	40,036	546	3,846	3,219	39,955	3,646	(616)	546
International Value Fund	66,840	11,895	16,924	8,495	70,306	6,773	799	2,697
Non-U.S. Intrinsic Value Fund	38,823	4,115	2,828	2,147	42,257	4,143	(127)	3,935
Emerging Markets Debt Fund	35,847	1,604	444	1,262	38,269	4,182	(75)	1,604
Global Bond Fund	114,507	4,837	4,195	1,624	116,773	13,315	(739)	3,229
	$1,820,325	$168,578	$251,163	$44,848	$1,782,588	133,393	$18,732	$92,226
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$42,687	—	$5,320	$3,385	$40,752	543	$6,885	—
Focused Large Cap Value Fund	104,080	$10,262	15,973	(854)	97,515	9,038	1,440	$8,730
Growth Fund	63,483	3,465	7,856	(66)	59,026	951	6,111	3,465
Heritage Fund	61,895	8,202	9,126	3,033	64,004	2,419	4,251	7,992
Large Cap Equity Fund(4)	119,474	9,207	16,393	87	112,375	2,036	3,325	7,105
Mid Cap Value Fund	62,133	5,050	2,201	(2,212)	62,770	3,896	428	4,931
Small Cap Growth Fund	19,879	18	4,407	777	16,267	742	299	18
Small Cap Value Fund	19,980	1,090	2,556	(2,813)	15,701	1,597	573	1,075
Emerging Markets Fund	52,696	10,415	19,394	6,538	50,255	3,939	568	343
Global Real Estate Fund	13,888	12,770	—	(620)	26,038	1,982	—	537
International Growth Fund	60,536	3,985	6,259	2,448	60,710	4,484	385	307
International Small-Mid Cap Fund	25,097	339	3,786	2,149	23,799	2,171	(540)	339
International Value Fund	31,290	4,650	8,299	3,651	31,292	3,015	525	1,255
Non-U.S. Intrinsic Value Fund	31,580	3,174	4,224	1,686	32,216	3,158	(409)	3,174
Core Plus Fund	66,809	14,954	10,718	1,008	72,053	7,866	(1,973)	3,447
High Income Fund	27,040	1,909	2,129	544	27,364	3,138	(223)	1,757
Inflation-Adjusted Bond Fund	26,980	1,055	941	130	27,224	2,568	(155)	1,055
Short Duration Fund	22,318	589	14,282	592	9,217	938	(525)	589
Short Duration Inflation Protection Bond Fund	8,948	303	156	203	9,298	883	—	304
Emerging Markets Debt Fund	13,551	601	351	499	14,300	1,563	(54)	601
Global Bond Fund	26,751	742	889	367	26,971	3,075	(150)	742
	$901,095	$92,780	$135,260	$20,532	$879,147	60,002	$20,761	$47,766
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$21,177	$196	$2,671	$1,933	$20,635	275	$3,197	—
Focused Large Cap Value Fund	44,232	4,694	8,742	(390)	39,794	3,688	529	$3,634
Growth Fund	32,780	2,947	6,165	(106)	29,456	475	3,281	1,777
Heritage Fund	29,020	3,923	4,850	1,984	30,077	1,137	1,278	3,850
Large Cap Equity Fund(4)	50,814	7,149	10,547	(91)	47,325	857	1,474	3,029
Mid Cap Value Fund	27,999	2,650	1,973	(898)	27,778	1,724	(67)	2,227
Small Cap Growth Fund	10,946	40	2,288	475	9,173	418	26	11
Small Cap Value Fund	11,063	1,044	1,301	(1,517)	9,289	945	116	635
Emerging Markets Fund	30,496	3,417	7,730	3,525	29,708	2,328	650	211
Global Real Estate Fund	11,563	2,228	—	(10)	13,781	1,049	—	283
International Growth Fund	33,771	3,294	4,368	1,909	34,606	2,556	(335)	173
International Small-Mid Cap Fund	18,532	338	2,885	1,594	17,579	1,604	(402)	268
International Value Fund	12,801	2,423	3,219	1,805	13,810	1,330	26	528
Non-U.S. Intrinsic Value Fund	18,028	2,940	2,720	1,050	19,298	1,892	(192)	1,928
	$353,222	$37,283	$59,459	$11,263	$342,309	20,278	$9,581	$18,554
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2025	$11.52	0.39	0.25	0.64	(0.39)	—	(0.39)	$11.77	5.66%	0.00%	3.36%	9%	$366,902
2024	$11.04	0.35	0.47	0.82	(0.34)	—	(0.34)	$11.52	7.61%	0.00%	3.13%	15%	$387,690
2023	$11.82	0.38	(0.39)	(0.01)	(0.38)	(0.39)	(0.77)	$11.04	0.21%	0.01%	3.37%	13%	$434,210
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%	3.52%	9%	$496,501
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%	1.55%	18%	$524,867
R Class
2025	$11.53	0.33	0.25	0.58	(0.33)	—	(0.33)	$11.78	5.13%	0.50%	2.86%	9%	$1,567
2024	$11.05	0.27	0.50	0.77	(0.29)	—	(0.29)	$11.53	7.07%	0.50%	2.63%	15%	$1,749
2023	$11.83	0.31	(0.38)	(0.07)	(0.32)	(0.39)	(0.71)	$11.05	(0.29)%	0.51%	2.87%	13%	$2,393
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2025	$13.14	0.39	0.54	0.93	(0.39)	—	(0.39)	$13.68	7.19%	0.00%	2.92%	9%	$1,081,145
2024	$12.39	0.34	0.75	1.09	(0.34)	—	(0.34)	$13.14	8.96%	0.00%	2.75%	14%	$1,114,534
2023	$13.15	0.33	0.02	0.35	(0.35)	(0.76)	(1.11)	$12.39	3.33%	0.00%	2.72%	12%	$1,160,448
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%	3.94%	10%	$1,252,961
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%	1.46%	18%	$1,452,250
R Class
2025	$13.14	0.32	0.53	0.85	(0.32)	—	(0.32)	$13.67	6.58%	0.50%	2.42%	9%	$1,909
2024	$12.38	0.26	0.78	1.04	(0.28)	—	(0.28)	$13.14	8.50%	0.50%	2.25%	14%	$1,878
2023	$13.15	0.27	0.01	0.28	(0.29)	(0.76)	(1.05)	$12.38	2.74%	0.50%	2.22%	12%	$2,097
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2025	$15.22	0.40	0.98	1.38	(0.40)	—	(0.40)	$16.20	9.22%	0.00%	2.59%	9%	$1,766,558
2024	$14.08	0.34	1.14	1.48	(0.34)	—	(0.34)	$15.22	10.71%	0.00%	2.43%	11%	$1,806,021
2023	$14.68	0.32	0.41	0.73	(0.33)	(1.00)	(1.33)	$14.08	5.95%	0.00%	2.31%	13%	$1,816,523
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%	4.21%	11%	$1,839,658
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%	1.18%	30%	$2,180,041
R Class
2025	$15.22	0.32	0.98	1.30	(0.32)	—	(0.32)	$16.20	8.68%	0.50%	2.09%	9%	$16,030
2024	$14.08	0.22	1.19	1.41	(0.27)	—	(0.27)	$15.22	10.16%	0.50%	1.93%	11%	$14,304
2023	$14.68	0.25	0.41	0.66	(0.26)	(1.00)	(1.26)	$14.08	5.42%	0.50%	1.81%	13%	$4,878
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2025	$16.18	0.37	1.33	1.70	(0.38)	(0.04)	(0.42)	$17.46	10.70%	0.00%	2.26%	11%	$874,442
2024	$14.74	0.31	1.44	1.75	(0.31)	—	(0.31)	$16.18	12.11%	0.00%	2.10%	8%	$896,463
2023	$15.20	0.28	0.80	1.08	(0.30)	(1.24)	(1.54)	$14.74	8.42%	0.01%	1.96%	14%	$906,625
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%	4.47%	11%	$906,402
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%	1.07%	21%	$1,078,655
R Class
2025	$16.16	0.29	1.33	1.62	(0.30)	(0.04)	(0.34)	$17.44	10.16%	0.50%	1.76%	11%	$4,705
2024	$14.73	0.22	1.45	1.67	(0.24)	—	(0.24)	$16.16	11.49%	0.50%	1.60%	8%	$4,632
2023	$15.18	0.21	0.80	1.01	(0.22)	(1.24)	(1.46)	$14.73	7.92%	0.51%	1.46%	14%	$5,547
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2025	$19.27	0.32	2.01	2.33	(0.35)	(0.04)	(0.39)	$21.21	12.24%	0.00%	1.61%	11%	$334,570
2024	$17.23	0.26	2.06	2.32	(0.28)	—	(0.28)	$19.27	13.63%	0.00%	1.49%	8%	$345,635
2023	$17.53	0.19	1.40	1.59	(0.20)	(1.69)	(1.89)	$17.23	10.86%	0.01%	1.17%	14%	$336,502
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%	4.48%	11%	$331,761
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%	0.67%	15%	$396,903
R Class
2025	$19.26	0.22	2.01	2.23	(0.25)	(0.04)	(0.29)	$21.20	11.68%	0.50%	1.11%	11%	$7,739
2024	$17.22	0.14	2.09	2.23	(0.19)	—	(0.19)	$19.26	13.08%	0.50%	0.99%	8%	$7,587
2023	$17.51	0.10	1.42	1.52	(0.12)	(1.69)	(1.81)	$17.22	10.33%	0.51%	0.67%	14%	$6,446
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
29

Approval of Management Agreement

At a meeting held on June 25, 2025, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
30

•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing services necessary for the management and operation of the fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the
31

management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

One Choice Portfolio: Very Conservative - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and ten-year periods and below the median for the three- and five-year periods.

One Choice Portfolio: Conservative - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor.

One Choice Portfolio: Moderate - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor.

One Choice Portfolio: Aggressive - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five- and ten-year periods and below the median for the one- and three-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor.

One Choice Portfolio: Very Aggressive - The Fund’s performance was above its benchmark for the one-, five- and ten-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five- and ten-year periods and below the median for the one- and three-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor.

32

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
33

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2025.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
One Choice Portfolio: Very Conservative	$754,180	—	—
One Choice Portfolio: Conservative	$2,856,850	—	—
One Choice Portfolio: Moderate	$6,000,679	—	$2,697,521
One Choice Portfolio: Aggressive	$3,749,011	$37,823	$5,123,776
One Choice Portfolio: Very Aggressive	$1,655,435	—	$2,506,351

For the fiscal year ended July 31, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$213,662	$0.0027	$1,924,667	$0.0243
One Choice Portfolio: Moderate	$914,581	$0.0083	$5,425,420	$0.0493
One Choice Portfolio: Aggressive	$580,437	$0.0115	$3,301,066	$0.0655
One Choice Portfolio: Very Aggressive	$339,600	$0.0210	$1,859,890	$0.1152

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

Dividends Paid Deduction (Tax Equalization)
One Choice Portfolio: Very Conservative	—
One Choice Portfolio: Conservative	—
One Choice Portfolio: Moderate	$4,349,439
One Choice Portfolio: Aggressive	$4,316,649
One Choice Portfolio: Very Aggressive	$2,148,884
34

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 2509

Annual Financial Statements and Other Information

July 31, 2025

One Choice® In Retirement Portfolio	One Choice® 2050 Portfolio
Investor Class (ARTOX)	Investor Class (ARFVX)
I Class (ATTIX)	I Class (ARFSX)
A Class (ARTAX)	A Class (ARFMX)
C Class (ATTCX)	C Class (ARFDX)
R Class (ARSRX)	R Class (ARFWX)
R6 Class (ARDTX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)
One Choice® 2045 Portfolio
Investor Class (AROIX)
I Class (AOOIX)
A Class (AROAX)
C Class (AROCX)
R Class (ARORX)
R6 Class (ARDOX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JULY 31, 2025

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 42.2%
Diversified Bond Fund G Class	58,132,857	$531,334,310
High Income Fund G Class	11,498,731	100,268,935
Inflation-Adjusted Bond Fund G Class	8,736,687	92,521,514
Short Duration Fund G Class	22,351,090	219,487,706
Short Duration Inflation Protection Bond Fund G Class	19,153,518	203,793,427
		1,147,405,892
Domestic Equity Funds — 31.3%
Focused Large Cap Value Fund G Class	20,953,002	226,711,478
Growth Fund G Class	1,589,132	104,564,910
Heritage Fund G Class	1,493,870	48,132,480
Large Cap Equity Fund G Class	4,781,661	266,242,910
Mid Cap Value Fund G Class	5,063,666	81,828,846
Select Fund G Class	505,937	69,966,018
Small Cap Dividend Fund G Class	2,605,753	26,057,534
Small Cap Growth Fund G Class	1,060,933	26,226,265
		849,730,441
International Fixed Income Funds — 15.3%
Emerging Markets Debt Fund G Class	3,473,000	31,777,948
Global Bond Fund G Class	43,714,773	385,564,297
		417,342,245
International Equity Funds — 11.2%
Global Real Estate Fund G Class	1,930,867	25,526,062
International Growth Fund G Class	8,871,030	121,178,267
International Small-Mid Cap Fund G Class	1,308,959	14,791,242
International Value Fund G Class	13,627,850	141,865,922
		303,361,493
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,278,327,598)		2,717,840,071
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$2,717,840,071

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

Schedule of Investments
JULY 31, 2025

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 37.4%
Diversified Bond Fund G Class	28,834,312	$263,545,608
High Income Fund G Class	6,426,649	56,040,377
Inflation-Adjusted Bond Fund G Class	5,512,952	58,382,160
Short Duration Fund G Class	7,420,802	72,872,275
Short Duration Inflation Protection Bond Fund G Class	6,005,021	63,893,423
		514,733,843
Domestic Equity Funds — 34.5%
Focused Large Cap Value Fund G Class	11,089,773	119,991,348
Growth Fund G Class	926,820	60,984,758
Heritage Fund G Class	932,559	30,047,044
Large Cap Equity Fund G Class	2,538,052	141,318,708
Mid Cap Value Fund G Class	2,990,708	48,329,845
Select Fund G Class	295,548	40,871,347
Small Cap Dividend Fund G Class	1,613,027	16,130,270
Small Cap Growth Fund G Class	655,542	16,204,998
		473,878,318
International Fixed Income Funds — 14.9%
Emerging Markets Debt Fund G Class	2,539,098	23,232,746
Global Bond Fund G Class	20,533,207	181,102,890
		204,335,636
International Equity Funds — 13.2%
Emerging Markets Fund G Class	664,942	8,810,487
Global Real Estate Fund G Class	1,182,726	15,635,640
International Growth Fund G Class	4,894,729	66,861,996
International Small-Mid Cap Fund G Class	1,107,111	12,510,353
International Value Fund G Class	6,750,480	70,272,492
Non-U.S. Intrinsic Value Fund G Class	667,634	6,883,308
		180,974,276
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,160,041,310)		1,373,922,073
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,373,922,073

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

Schedule of Investments
JULY 31, 2025

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.1%
Focused Dynamic Growth Fund G Class(2)	128,639	$10,428,751
Focused Large Cap Value Fund G Class	14,283,871	154,551,487
Growth Fund G Class	1,300,027	85,541,752
Heritage Fund G Class	1,478,830	47,647,896
Large Cap Equity Fund G Class	3,246,746	180,778,828
Mid Cap Value Fund G Class	4,322,505	69,851,683
Select Fund G Class	343,295	47,474,248
Small Cap Growth Fund G Class	996,759	24,639,885
Small Cap Value Fund G Class	2,455,276	24,577,311
		645,491,841
Domestic Fixed Income Funds — 32.4%
Diversified Bond Fund G Class	33,458,929	305,814,610
High Income Fund G Class	8,446,405	73,652,654
Inflation-Adjusted Bond Fund G Class	7,185,160	76,090,849
Short Duration Fund G Class	5,147,064	50,544,164
Short Duration Inflation Protection Bond Fund G Class	3,908,919	41,590,896
		547,693,173
International Equity Funds — 15.4%
Emerging Markets Fund G Class	2,088,300	27,669,982
Global Real Estate Fund G Class	1,755,086	23,202,234
International Growth Fund G Class	6,427,365	87,797,809
International Small-Mid Cap Fund G Class	2,010,463	22,718,237
International Value Fund G Class	7,737,754	80,550,024
Non-U.S. Intrinsic Value Fund G Class	1,881,627	19,399,572
		261,337,858
International Fixed Income Funds — 14.1%
Emerging Markets Debt Fund G Class	3,951,992	36,160,725
Global Bond Fund G Class	22,927,897	202,224,055
		238,384,780
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,380,620,394)		1,692,907,652
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,692,907,652

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
4

Schedule of Investments
JULY 31, 2025

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.5%
Focused Dynamic Growth Fund G Class(2)	219,880	$17,825,682
Focused Large Cap Value Fund G Class	11,343,539	122,737,097
Growth Fund G Class	1,098,738	72,296,993
Heritage Fund G Class	1,447,692	46,644,625
Large Cap Equity Fund G Class	2,524,767	140,579,028
Mid Cap Value Fund G Class	3,806,868	61,518,982
Select Fund G Class	222,015	30,702,444
Small Cap Growth Fund G Class	913,492	22,581,514
Small Cap Value Fund G Class	2,235,890	22,381,256
		537,267,621
Domestic Fixed Income Funds — 28.0%
Diversified Bond Fund G Class	24,115,475	220,415,439
High Income Fund G Class	6,255,844	54,550,963
Inflation-Adjusted Bond Fund G Class	4,664,387	49,395,863
Short Duration Fund G Class	1,699,374	16,687,856
Short Duration Inflation Protection Bond Fund G Class	1,281,072	13,630,604
		354,680,725
International Equity Funds — 18.0%
Emerging Markets Fund G Class	2,853,842	37,813,404
Global Real Estate Fund G Class	1,580,564	20,895,055
International Growth Fund G Class	5,102,159	69,695,487
International Small-Mid Cap Fund G Class	1,963,164	22,183,749
International Value Fund G Class	5,197,370	54,104,619
Non-U.S. Intrinsic Value Fund G Class	2,298,903	23,701,693
		228,394,007
International Fixed Income Funds — 11.5%
Emerging Markets Debt Fund G Class	3,250,854	29,745,314
Global Bond Fund G Class	13,122,858	115,743,608
		145,488,922
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,024,908,659)		1,265,831,275
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,265,831,275

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
5

Schedule of Investments
JULY 31, 2025

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.4%
Focused Dynamic Growth Fund G Class(2)	397,457	$32,221,812
Focused Large Cap Value Fund G Class	13,119,995	141,958,346
Growth Fund G Class	1,309,549	86,168,355
Heritage Fund G Class	2,058,061	66,310,711
Large Cap Equity Fund G Class	2,815,886	156,788,547
Mid Cap Value Fund G Class	4,835,321	78,138,790
Select Fund G Class	187,007	25,861,224
Small Cap Growth Fund G Class	1,202,663	29,729,818
Small Cap Value Fund G Class	2,935,402	29,383,373
		646,560,976
Domestic Fixed Income Funds — 23.9%
Diversified Bond Fund G Class	25,174,015	230,090,495
High Income Fund G Class	6,593,342	57,493,938
Inflation-Adjusted Bond Fund G Class	4,259,825	45,111,546
Short Duration Fund G Class	43,168	423,908
Short Duration Inflation Protection Bond Fund G Class	13,828	147,126
		333,267,013
International Equity Funds — 20.6%
Emerging Markets Fund G Class	4,975,702	65,928,050
Global Real Estate Fund G Class	2,057,850	27,204,771
International Growth Fund G Class	5,687,854	77,696,081
International Small-Mid Cap Fund G Class	2,661,924	30,079,744
International Value Fund G Class	5,009,240	52,146,187
Non-U.S. Intrinsic Value Fund G Class	3,354,604	34,585,963
		287,640,796
International Fixed Income Funds — 9.1%
Emerging Markets Debt Fund G Class	3,696,804	33,825,760
Global Bond Fund G Class	10,584,192	93,352,574
		127,178,334
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,087,189,124)		1,394,647,119
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,394,647,119

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

Schedule of Investments
JULY 31, 2025

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.5%
Focused Dynamic Growth Fund G Class(2)	455,291	$36,910,435
Focused Large Cap Value Fund G Class	11,242,632	121,645,282
Growth Fund G Class	1,122,168	73,838,675
Heritage Fund G Class	1,797,689	57,921,548
Large Cap Equity Fund G Class	2,399,481	133,603,075
Mid Cap Value Fund G Class	4,168,271	67,359,252
Select Fund G Class	91,288	12,624,250
Small Cap Growth Fund G Class	1,039,328	25,692,179
Small Cap Value Fund G Class	2,545,539	25,480,848
		555,075,544
International Equity Funds — 22.6%
Emerging Markets Fund G Class	4,415,180	58,501,129
Global Real Estate Fund G Class	1,772,608	23,433,877
International Growth Fund G Class	4,862,123	66,416,599
International Small-Mid Cap Fund G Class	2,285,818	25,829,744
International Value Fund G Class	3,911,135	40,714,918
Non-U.S. Intrinsic Value Fund G Class	3,181,026	32,796,380
		247,692,647
Domestic Fixed Income Funds — 19.5%
Diversified Bond Fund G Class	16,232,334	148,363,536
High Income Fund G Class	4,253,762	37,092,806
Inflation-Adjusted Bond Fund G Class	2,737,606	28,991,251
		214,447,593
International Fixed Income Funds — 7.4%
Emerging Markets Debt Fund G Class	2,399,894	21,959,026
Global Bond Fund G Class	6,670,827	58,836,698
		80,795,724
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $856,685,265)		1,098,011,508
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,098,011,508

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
7

Schedule of Investments
JULY 31, 2025

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.8%
Focused Dynamic Growth Fund G Class(2)	466,346	$37,806,680
Focused Large Cap Value Fund G Class	9,180,293	99,330,773
Growth Fund G Class	917,171	60,349,830
Heritage Fund G Class	1,469,033	47,332,242
Large Cap Equity Fund G Class	1,961,370	109,209,055
Mid Cap Value Fund G Class	3,408,501	55,081,375
Select Fund G Class	15,188	2,100,319
Small Cap Growth Fund G Class	849,031	20,988,042
Small Cap Value Fund G Class	2,069,538	20,716,074
		452,914,390
International Equity Funds — 24.5%
Emerging Markets Fund G Class	3,615,540	47,905,899
Global Real Estate Fund G Class	1,455,509	19,241,832
International Growth Fund G Class	4,006,430	54,727,831
International Small-Mid Cap Fund G Class	1,839,975	20,791,716
International Value Fund G Class	2,930,244	30,503,836
Non-U.S. Intrinsic Value Fund G Class	2,841,659	29,297,506
		202,468,620
Domestic Fixed Income Funds — 15.0%
Diversified Bond Fund G Class	9,388,235	85,808,471
High Income Fund G Class	2,464,448	21,489,990
Inflation-Adjusted Bond Fund G Class	1,584,685	16,781,817
		124,080,278
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	1,396,263	12,775,804
Global Bond Fund G Class	3,866,896	34,106,023
		46,881,827
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $644,965,463)		826,345,115
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$826,345,115

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
8

Schedule of Investments
JULY 31, 2025

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.8%
Focused Dynamic Growth Fund G Class(2)	294,647	$23,887,072
Focused Large Cap Value Fund G Class	5,473,062	59,218,532
Growth Fund G Class	546,496	35,959,431
Heritage Fund G Class	874,446	28,174,639
Large Cap Equity Fund G Class	1,169,306	65,106,964
Mid Cap Value Fund G Class	2,024,497	32,715,865
Small Cap Growth Fund G Class	499,170	12,339,478
Small Cap Value Fund G Class	1,240,664	12,419,050
		269,821,031
International Equity Funds — 25.4%
Emerging Markets Fund G Class	2,143,500	28,401,375
Global Real Estate Fund G Class	876,984	11,593,727
International Growth Fund G Class	2,384,064	32,566,319
International Small-Mid Cap Fund G Class	1,102,101	12,453,736
International Value Fund G Class	1,693,624	17,630,627
Non-U.S. Intrinsic Value Fund G Class	1,746,195	18,003,273
		120,649,057
Domestic Fixed Income Funds — 12.9%
Diversified Bond Fund G Class	4,653,013	42,528,538
High Income Fund G Class	1,214,527	10,590,678
Inflation-Adjusted Bond Fund G Class	794,708	8,415,954
		61,535,170
International Fixed Income Funds — 4.9%
Emerging Markets Debt Fund G Class	685,156	6,269,174
Global Bond Fund G Class	1,928,604	17,010,284
		23,279,458
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $378,406,938)		475,284,716
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$475,284,716

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
9

Schedule of Investments
JULY 31, 2025

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.5%
Focused Dynamic Growth Fund G Class(2)	92,640	$7,510,362
Focused Large Cap Value Fund G Class	1,709,473	18,496,495
Growth Fund G Class	172,117	11,325,325
Heritage Fund G Class	274,549	8,845,964
Large Cap Equity Fund G Class	366,117	20,385,381
Mid Cap Value Fund G Class	630,351	10,186,470
Small Cap Growth Fund G Class	155,624	3,847,014
Small Cap Value Fund G Class	386,186	3,865,718
		84,462,729
International Equity Funds — 26.1%
Emerging Markets Fund G Class	671,632	8,899,125
Global Real Estate Fund G Class	273,159	3,611,157
International Growth Fund G Class	754,379	10,304,813
International Small-Mid Cap Fund G Class	344,877	3,897,108
International Value Fund G Class	514,380	5,354,693
Non-U.S. Intrinsic Value Fund G Class	554,977	5,721,808
		37,788,704
Domestic Fixed Income Funds — 11.2%
Diversified Bond Fund G Class	1,221,304	11,162,714
High Income Fund G Class	317,686	2,770,224
Inflation-Adjusted Bond Fund G Class	207,651	2,199,026
		16,131,964
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	179,663	1,643,913
Global Bond Fund G Class	502,671	4,433,556
		6,077,469
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $125,841,984)		144,460,866
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$144,460,866

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
10

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice In Retirement Portfolio	One Choice 2030 Portfolio
Assets
Investment securities - affiliated, at value	$2,717,840,071	$1,373,922,073
Cash	1,139	473
Receivable for investments sold	6,295,997	4,320,090
Receivable for capital shares sold	1,158,118	726,295
Distributions receivable from underlying funds	3,748,111	1,747,642
	2,729,043,436	1,380,716,573

Liabilities
Payable for investments purchased	3,748,111	1,747,642
Payable for capital shares redeemed	5,720,450	4,121,493
Accrued management fees	1,525,168	775,427
Distribution and service fees payable	209,636	149,938
	11,203,365	6,794,500

Net Assets	$2,717,840,071	$1,373,922,073

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,309,066,103	$1,101,319,660
Distributable earnings (loss)	408,773,968	272,602,413
	$2,717,840,071	$1,373,922,073

Investment securities - affiliated, at cost	$2,278,327,598	$1,160,041,310

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$1,262,069,817	100,327,621	$12.58
I Class, $0.01 Par Value	$339,044,024	26,945,549	$12.58
A Class, $0.01 Par Value	$368,479,329	29,290,017	$12.58
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$13.35
C Class, $0.01 Par Value	$2,541,382	204,812	$12.41
R Class, $0.01 Par Value	$302,023,577	24,093,552	$12.54
R6 Class, $0.01 Par Value	$443,681,942	47,650,989	$9.31
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$365,568,233	27,824,967	$13.14
I Class, $0.01 Par Value	$241,818,441	18,403,754	$13.14
A Class, $0.01 Par Value	$176,690,257	13,489,269	$13.10
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$13.90
C Class, $0.01 Par Value	$1,307,914	99,901	$13.09
R Class, $0.01 Par Value	$258,371,299	19,736,429	$13.09
R6 Class, $0.01 Par Value	$330,165,929	28,466,292	$11.60
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
11

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities - affiliated, at value	$1,692,907,652	$1,265,831,275
Cash	504	385
Receivable for investments sold	4,169,121	4,359,564
Receivable for capital shares sold	826,578	855,869
Distributions receivable from underlying funds	1,930,476	1,317,456
	1,699,834,331	1,272,364,549

Liabilities
Payable for investments purchased	1,930,476	1,317,456
Payable for capital shares redeemed	3,795,518	4,282,200
Accrued management fees	1,021,025	774,241
Distribution and service fees payable	179,660	159,377
	6,926,679	6,533,274

Net Assets	$1,692,907,652	$1,265,831,275

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,318,866,750	$985,320,708
Distributable earnings (loss)	374,040,902	280,510,567
	$1,692,907,652	$1,265,831,275

Investment securities - affiliated, at cost	$1,380,620,394	$1,024,908,659

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$566,965,683	33,404,223	$16.97
I Class, $0.01 Par Value	$238,912,711	14,046,714	$17.01
A Class, $0.01 Par Value	$213,091,338	12,568,163	$16.95
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$17.98
C Class, $0.01 Par Value	$953,211	56,482	$16.88
R Class, $0.01 Par Value	$312,384,372	18,444,226	$16.94
R6 Class, $0.01 Par Value	$360,600,337	34,239,675	$10.53
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$307,019,621	21,537,137	$14.26
I Class, $0.01 Par Value	$233,927,852	16,393,644	$14.27
A Class, $0.01 Par Value	$161,301,533	11,333,352	$14.23
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$15.10
C Class, $0.01 Par Value	$1,604,734	113,357	$14.16
R Class, $0.01 Par Value	$289,520,802	20,373,929	$14.21
R6 Class, $0.01 Par Value	$272,456,733	22,339,151	$12.20
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
12

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities - affiliated, at value	$1,394,647,119	$1,098,011,508
Cash	401	297
Receivable for investments sold	6,291,190	4,465,455
Receivable for capital shares sold	1,126,692	983,741
Distributions receivable from underlying funds	1,303,511	840,839
	1,403,368,913	1,104,301,840

Liabilities
Payable for investments purchased	1,303,511	840,839
Payable for capital shares redeemed	6,346,029	4,593,510
Accrued management fees	904,095	718,071
Distribution and service fees payable	168,159	137,912
	8,721,794	6,290,332

Net Assets	$1,394,647,119	$1,098,011,508

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,037,184,309	$817,825,658
Distributable earnings (loss)	357,462,810	280,185,850
	$1,394,647,119	$1,098,011,508

Investment securities - affiliated, at cost	$1,087,189,124	$856,685,265

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$431,015,232	23,030,638	$18.71
I Class, $0.01 Par Value	$216,341,475	11,536,970	$18.75
A Class, $0.01 Par Value	$159,238,585	8,524,548	$18.68
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$19.82
C Class, $0.01 Par Value	$678,420	36,569	$18.55
R Class, $0.01 Par Value	$312,760,787	16,745,227	$18.68
R6 Class, $0.01 Par Value	$274,612,620	25,329,395	$10.84
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$252,723,960	15,988,413	$15.81
I Class, $0.01 Par Value	$214,793,575	13,557,333	$15.84
A Class, $0.01 Par Value	$141,615,791	8,970,484	$15.79
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$16.75
C Class, $0.01 Par Value	$617,731	39,351	$15.70
R Class, $0.01 Par Value	$250,863,673	15,897,984	$15.78
R6 Class, $0.01 Par Value	$237,396,778	17,490,326	$13.57
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
13

Statements of Assets and Liabilities

JULY 31, 2025
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities - affiliated, at value	$826,345,115	$475,284,716
Cash	187	43
Receivable for investments sold	3,113,823	2,018,883
Receivable for capital shares sold	1,009,714	894,285
Distributions receivable from underlying funds	486,014	239,839
	830,954,853	478,437,766

Liabilities
Payable for investments purchased	486,014	239,839
Payable for capital shares redeemed	3,482,099	2,542,941
Accrued management fees	531,856	303,867
Distribution and service fees payable	109,769	66,403
	4,609,738	3,153,050

Net Assets	$826,345,115	$475,284,716

Net Assets Consist of:
Capital (par value and paid-in surplus)	$619,881,292	$375,744,770
Distributable earnings (loss)	206,463,823	99,539,946
	$826,345,115	$475,284,716

Investment securities - affiliated, at cost	$644,965,463	$378,406,938

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$151,733,263	8,314,782	$18.25
I Class, $0.01 Par Value	$163,898,234	8,976,821	$18.26
A Class, $0.01 Par Value	$105,242,880	5,782,386	$18.20
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$19.31
C Class, $0.01 Par Value	$683,378	37,953	$18.01
R Class, $0.01 Par Value	$202,996,869	11,150,363	$18.21
R6 Class, $0.01 Par Value	$201,790,491	13,773,844	$14.65
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$79,479,276	4,747,981	$16.74
I Class, $0.01 Par Value	$87,028,178	5,190,733	$16.77
A Class, $0.01 Par Value	$56,750,075	3,395,769	$16.71
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$17.73
C Class, $0.01 Par Value	$351,786	21,301	$16.51
R Class, $0.01 Par Value	$126,997,563	7,612,498	$16.68
R6 Class, $0.01 Par Value	$124,677,838	7,408,342	$16.83
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
14

Statements of Assets and Liabilities

JULY 31, 2025
One Choice 2065 Portfolio
Assets
Investment securities - affiliated, at value	$144,460,866
Receivable for capital shares sold	370,925
Distributions receivable from underlying funds	61,838
144,893,629

Liabilities
Payable for investments purchased	251,748
Payable for capital shares redeemed	66,642
Accrued management fees	90,594
Distribution and service fees payable	23,779
432,763

Net Assets	$144,460,866

Net Assets Consist of:
Capital (par value and paid-in surplus)	$125,516,524
Distributable earnings (loss)	18,944,342
$144,460,866

Investment securities - affiliated, at cost	$125,841,984

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$13,970,891	1,024,172	$13.64
I Class, $0.01 Par Value	$26,236,866	1,922,639	$13.65
A Class, $0.01 Par Value	$14,911,516	1,095,767	$13.61
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$14.44
C Class, $0.01 Par Value	$123,922	9,141	$13.56
R Class, $0.01 Par Value	$49,076,162	3,608,382	$13.60
R6 Class, $0.01 Par Value	$40,141,509	2,936,433	$13.67
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
15

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice In Retirement Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$65,151,089	$54,413,351
Interest	22,916	6,115
	65,174,005	54,419,466

Expenses:
Management fees	12,446,713	10,643,704
Distribution and service fees:
A Class	568,034	458,336
C Class	13,795	14,382
R Class	1,054,181	1,587,020
Directors' fees and expenses	53,622	47,330
	14,136,345	12,750,772
Fees waived	(959,597)	(615,445)
	13,176,748	12,135,327

Net investment income (loss)	51,997,257	42,284,139

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	57,853,374	60,796,292
Capital gain distributions received from underlying funds	28,465,732	30,333,958
	86,319,106	91,130,250

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,092,032	(20,057,227)

Net realized and unrealized gain (loss) on affiliates	89,411,138	71,073,023

Net Increase (Decrease) in Net Assets Resulting from Operations	$141,408,395	$113,357,162

See Notes to Financial Statements.
16

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$62,615,708	$45,968,453
Interest	21,394	6,860
	62,637,102	45,975,313

Expenses:
Management fees	13,335,659	10,390,776
Distribution and service fees:
A Class	538,996	410,513
C Class	10,799	13,764
R Class	1,825,018	1,724,618
Directors' fees and expenses	55,728	42,296
	15,766,200	12,581,967
Fees waived	(624,836)	(597,206)
	15,141,364	11,984,761

Net investment income (loss)	47,495,738	33,990,552

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	58,142,783	39,425,033
Capital gain distributions received from underlying funds	39,637,488	33,383,760
	97,780,271	72,808,793

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(2,950,947)	8,900,876

Net realized and unrealized gain (loss) on affiliates	94,829,324	81,709,669

Net Increase (Decrease) in Net Assets Resulting from Operations	$142,325,062	$115,700,221

See Notes to Financial Statements.
17

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$47,711,068	$35,724,023
Interest	20,042	5,601
	47,731,110	35,729,624

Expenses:
Management fees	11,658,862	9,276,357
Distribution and service fees:
A Class	399,000	352,705
C Class	7,392	7,845
R Class	1,752,262	1,449,989
Directors' fees and expenses	45,686	35,982
	13,863,202	11,122,878
Fees waived	(474,456)	(383,747)
	13,388,746	10,739,131

Net investment income (loss)	34,342,364	24,990,493

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	46,103,220	33,495,676
Capital gain distributions received from underlying funds	39,138,354	33,589,856
	85,241,574	67,085,532

Change in net unrealized appreciation (depreciation) on investments in underlying funds	14,407,031	19,536,899

Net realized and unrealized gain (loss) on affiliates	99,648,605	86,622,431

Net Increase (Decrease) in Net Assets Resulting from Operations	$133,990,969	$111,612,924

See Notes to Financial Statements.
18

Statements of Operations

YEAR ENDED JULY 31, 2025
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$24,678,655	$13,838,323
Interest	4,524	2,520
	24,683,179	13,840,843

Expenses:
Management fees	6,873,337	4,006,134
Distribution and service fees:
A Class	254,152	136,345
C Class	7,397	3,512
R Class	1,126,177	756,226
Directors' fees and expenses	26,358	15,068
	8,287,421	4,917,285
Fees waived	(419,552)	(289,618)
	7,867,869	4,627,667

Net investment income (loss)	16,815,310	9,213,176

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	20,549,131	4,657,116
Capital gain distributions received from underlying funds	26,214,827	15,604,349
	46,763,958	20,261,465

Change in net unrealized appreciation (depreciation) on investments in underlying funds	23,857,920	21,913,676

Net realized and unrealized gain (loss) on affiliates	70,621,878	42,175,141

Net Increase (Decrease) in Net Assets Resulting from Operations	$87,437,188	$51,388,317

See Notes to Financial Statements.
19

Statements of Operations

YEAR ENDED JULY 31, 2025
One Choice 2065 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$3,095,765
Interest	895
3,096,660

Expenses:
Management fees	940,902
Distribution and service fees:
A Class	30,489
C Class	1,279
R Class	196,294
Directors' fees and expenses	3,494
1,172,458
Fees waived	(76,176)
1,096,282

Net investment income (loss)	2,000,378

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(366,064)
Capital gain distributions received from underlying funds	3,546,986
3,180,922

Change in net unrealized appreciation (depreciation) on investments in underlying funds	7,915,443

Net realized and unrealized gain (loss) on affiliates	11,096,365

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,096,743

See Notes to Financial Statements.
20

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice In Retirement Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$51,997,257	$50,353,890	$42,284,139	$46,553,427
Net realized gain (loss)	86,319,106	8,813,308	91,130,250	18,514,718
Change in net unrealized appreciation (depreciation)	3,092,032	98,635,327	(20,057,227)	94,145,348
Net increase (decrease) in net assets resulting from operations	141,408,395	157,802,525	113,357,162	159,213,493

Distributions to Shareholders
From earnings:
Investor Class	(52,279,622)	(33,955,516)	(16,533,486)	(10,445,867)
I Class	(12,916,206)	(10,477,082)	(11,558,903)	(8,149,328)
A Class	(14,703,991)	(8,951,032)	(8,445,873)	(4,503,162)
C Class	(73,550)	(60,268)	(53,127)	(31,885)
R Class	(12,898,826)	(9,037,665)	(13,789,226)	(7,309,191)
R6 Class	(27,221,879)	(23,566,919)	(25,212,675)	(19,370,783)
Decrease in net assets from distributions	(120,094,074)	(86,048,482)	(75,593,290)	(49,810,216)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	952,395,135	(170,543,917)	(347,703,392)	(160,323,343)

Net increase (decrease) in net assets	973,709,456	(98,789,874)	(309,939,520)	(50,920,066)

Net Assets
Beginning of period	1,744,130,615	1,842,920,489	1,683,861,593	1,734,781,659
End of period	$2,717,840,071	$1,744,130,615	$1,373,922,073	$1,683,861,593

See Notes to Financial Statements.
21

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$47,495,738	$50,117,581	$33,990,552	$34,984,593
Net realized gain (loss)	97,780,271	28,698,632	72,808,793	26,865,163
Change in net unrealized appreciation (depreciation)	(2,950,947)	108,314,917	8,900,876	85,572,467
Net increase (decrease) in net assets resulting from operations	142,325,062	187,131,130	115,700,221	147,422,223

Distributions to Shareholders
From earnings:
Investor Class	(24,271,222)	(14,823,018)	(15,221,163)	(6,545,770)
I Class	(10,767,366)	(7,658,932)	(12,464,860)	(5,856,255)
A Class	(9,269,258)	(5,036,863)	(8,588,687)	(3,139,245)
C Class	(38,001)	(19,977)	(69,244)	(13,314)
R Class	(14,850,374)	(7,403,574)	(17,289,991)	(5,629,800)
R6 Class	(33,679,621)	(24,990,434)	(23,182,978)	(12,961,075)
Decrease in net assets from distributions	(92,875,842)	(59,932,798)	(76,816,923)	(34,145,459)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(288,089,384)	(177,080,281)	(232,496,357)	(92,504,926)

Net increase (decrease) in net assets	(238,640,164)	(49,881,949)	(193,613,059)	20,771,838

Net Assets
Beginning of period	1,931,547,816	1,981,429,765	1,459,444,334	1,438,672,496
End of period	$1,692,907,652	$1,931,547,816	$1,265,831,275	$1,459,444,334

See Notes to Financial Statements.
22

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$34,342,364	$33,973,720	$24,990,493	$23,962,942
Net realized gain (loss)	85,241,574	33,541,005	67,085,532	23,207,933
Change in net unrealized appreciation (depreciation)	14,407,031	95,876,506	19,536,899	84,930,168
Net increase (decrease) in net assets resulting from operations	133,990,969	163,391,231	111,612,924	132,101,043

Distributions to Shareholders
From earnings:
Investor Class	(19,324,032)	(8,864,101)	(10,981,917)	(4,242,474)
I Class	(10,243,888)	(5,176,501)	(9,922,764)	(4,468,804)
A Class	(7,342,299)	(2,885,433)	(6,612,383)	(2,137,370)
C Class	(26,907)	(13,369)	(27,162)	(11,478)
R Class	(15,051,332)	(5,222,314)	(12,405,240)	(3,715,179)
R6 Class	(29,648,639)	(16,928,757)	(17,599,488)	(9,066,192)
Decrease in net assets from distributions	(81,637,097)	(39,090,475)	(57,548,954)	(23,641,497)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(226,256,530)	(64,758,115)	(176,180,056)	(40,074,070)

Net increase (decrease) in net assets	(173,902,658)	59,542,641	(122,116,086)	68,385,476

Net Assets
Beginning of period	1,568,549,777	1,509,007,136	1,220,127,594	1,151,742,118
End of period	$1,394,647,119	$1,568,549,777	$1,098,011,508	$1,220,127,594

See Notes to Financial Statements.
23

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$16,815,310	$15,847,059	$9,213,176	$7,845,314
Net realized gain (loss)	46,763,958	16,247,956	20,261,465	2,497,326
Change in net unrealized appreciation (depreciation)	23,857,920	67,651,258	21,913,676	44,140,770
Net increase (decrease) in net assets resulting from operations	87,437,188	99,746,273	51,388,317	54,483,410

Distributions to Shareholders
From earnings:
Investor Class	(5,366,318)	(1,943,988)	(2,209,134)	(963,779)
I Class	(6,356,441)	(2,782,211)	(2,592,861)	(1,272,455)
A Class	(3,851,852)	(1,154,916)	(1,669,940)	(575,831)
C Class	(22,425)	(4,810)	(7,896)	(2,070)
R Class	(7,716,074)	(1,982,818)	(4,012,322)	(1,318,645)
R6 Class	(12,191,965)	(5,911,998)	(4,614,733)	(2,658,180)
Decrease in net assets from distributions	(35,505,075)	(13,780,741)	(15,106,886)	(6,790,960)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(106,028,532)	(12,990,829)	(45,024,313)	33,577,742

Net increase (decrease) in net assets	(54,096,419)	72,974,703	(8,742,882)	81,270,192

Net Assets
Beginning of period	880,441,534	807,466,831	484,027,598	402,757,406
End of period	$826,345,115	$880,441,534	$475,284,716	$484,027,598

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	One Choice 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$2,000,378	$1,141,086
Net realized gain (loss)	3,180,922	(185,219)
Change in net unrealized appreciation (depreciation)	7,915,443	8,705,278
Net increase (decrease) in net assets resulting from operations	13,096,743	9,661,145

Distributions to Shareholders
From earnings:
Investor Class	(266,113)	(108,437)
I Class	(517,202)	(199,235)
A Class	(283,656)	(76,656)
C Class	(2,127)	(905)
R Class	(755,476)	(258,470)
R6 Class	(895,291)	(368,540)
Decrease in net assets from distributions	(2,719,865)	(1,012,243)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	38,634,445	34,788,505

Net increase (decrease) in net assets	49,011,323	43,437,407

Net Assets
Beginning of period	95,449,543	52,012,136
End of period	$144,460,866	$95,449,543

See Notes to Financial Statements.
25

Notes to Financial Statements

JULY 31, 2025

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice In Retirement Portfolio	Investor, I, A, C, R, R6
One Choice 2030 Portfolio	Investor, I, A, C, R, R6
One Choice 2035 Portfolio	Investor, I, A, C, R, R6
One Choice 2040 Portfolio	Investor, I, A, C, R, R6
One Choice 2045 Portfolio	Investor, I, A, C, R, R6
One Choice 2050 Portfolio	Investor, I, A, C, R, R6
One Choice 2055 Portfolio	Investor, I, A, C, R, R6
One Choice 2060 Portfolio	Investor, I, A, C, R, R6
One Choice 2065 Portfolio	Investor, I, A, C, R, R6

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at their reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

26

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

One Choice In Retirement Portfolio	Quarterly
One Choice 2030 Portfolio	Annually
One Choice 2035 Portfolio	Annually
One Choice 2040 Portfolio	Annually
One Choice 2045 Portfolio	Annually
One Choice 2050 Portfolio	Annually
One Choice 2055 Portfolio	Annually
One Choice 2060 Portfolio	Annually
One Choice 2065 Portfolio	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.  Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2025, the investment advisor agreed to waive a portion of each class’s management fee. The investment advisor expects the waivers to continue until November 30, 2025 and cannot terminate them prior to such date without the approval of the Board of Directors.

27

From August 1, 2024 until November 30, 2024, the annual management fee and the fee waiver was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.79%	0.60%	0.49%	0.05%	0.06%	0.10%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.65%	0.53%	0.03%	0.04%	0.07%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.57%	0.03%	0.04%	0.06%
One Choice 2050 Portfolio	0.91%	0.72%	0.59%	0.03%	0.04%	0.06%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.95%	0.75%	0.61%	0.07%	0.07%	0.08%

Effective December 1, 2024, the annual management fee and the fee waiver are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2030 Portfolio	0.80%	0.62%	0.50%	0.02%	0.04%	0.07%
One Choice 2035 Portfolio	0.83%	0.64%	0.52%	0.02%	0.03%	0.06%
One Choice 2040 Portfolio	0.86%	0.66%	0.55%	0.03%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.56%	0.02%	0.03%	0.05%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.02%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

The effective annual management fee, the fee waiver and the effective annual management fee after waiver for the period ended July 31, 2025 are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2030 Portfolio	0.80%	0.62%	0.50%	0.02%	0.04%	0.07%
One Choice 2035 Portfolio	0.83%	0.64%	0.52%	0.02%	0.03%	0.06%
One Choice 2040 Portfolio	0.86%	0.66%	0.55%	0.03%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.56%	0.02%	0.03%	0.05%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.02%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

28

The management fees waived for the period ended July 31, 2025 are as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$348,085	$121,900	$97,905	$594	$91,947	$299,166
One Choice 2030 Portfolio	$86,100	$99,213	$42,954	$340	$75,033	$311,805
One Choice 2035 Portfolio	$131,168	$80,519	$50,409	$254	$85,947	$276,539
One Choice 2040 Portfolio	$99,452	$77,820	$54,829	$448	$115,739	$248,918
One Choice 2045 Portfolio	$98,411	$72,855	$37,338	$176	$82,229	$183,447
One Choice 2050 Portfolio	$56,334	$70,409	$32,944	$189	$68,097	$155,774
One Choice 2055 Portfolio	$62,148	$70,506	$44,000	$323	$97,749	$144,826
One Choice 2060 Portfolio	$39,185	$43,759	$29,030	$188	$80,690	$96,766
One Choice 2065 Portfolio	$6,923	$13,217	$7,647	$81	$24,728	$23,580

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Investment transactions for the period ended July 31, 2025 were as follows:

	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Purchases	$244,489,884	$181,239,862	$190,505,001	$165,685,242	$168,893,062
Sales	$488,578,443	$531,918,447	$484,337,001	$407,624,210	$403,305,971

	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$146,439,866	$120,176,845	$97,651,734	$50,651,712
Sales	$321,588,527	$218,680,315	$132,965,408	$9,189,818

29

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	8,504,873	$107,306,416	10,403,887	$124,630,248
Issued in connection with reorganization (Note 8)	40,816,685	502,104,179	—	—
Issued in reinvestment of distributions	4,151,192	51,420,192	2,795,538	33,444,127
Redeemed	(15,828,423)	(199,196,200)	(12,820,843)	(153,633,275)
	37,644,327	461,634,587	378,582	4,441,100
I Class
Sold	1,553,057	19,589,260	1,261,479	15,166,684
Issued in connection with reorganization (Note 8)	13,387,543	164,656,776	—	—
Issued in reinvestment of distributions	1,037,845	12,861,664	873,850	10,446,337
Redeemed	(4,517,563)	(57,178,679)	(6,442,547)	(77,957,164)
	11,460,882	139,929,021	(4,307,218)	(52,344,143)
A Class
Sold	4,489,118	56,893,880	3,385,805	39,626,611
Issued in connection with reorganization (Note 8)	11,202,836	137,844,486	—	—
Issued in reinvestment of distributions	1,169,127	14,485,023	724,081	8,662,284
Redeemed	(4,475,359)	(56,532,857)	(3,091,241)	(37,133,660)
	12,385,722	152,690,532	1,018,645	11,155,235
C Class
Sold	5,767	71,634	21,034	254,531
Issued in connection with reorganization (Note 8)	114,595	1,392,849	—	—
Issued in reinvestment of distributions	6,019	73,550	5,101	60,268
Redeemed	(30,472)	(376,162)	(82,359)	(983,369)
	95,909	1,161,871	(56,224)	(668,570)
R Class
Sold	3,068,605	38,506,047	3,082,276	36,783,398
Issued in connection with reorganization (Note 8)	12,667,348	155,244,470	—	—
Issued in reinvestment of distributions	1,043,623	12,887,248	757,415	9,033,631
Redeemed	(10,855,450)	(134,981,892)	(4,906,149)	(57,729,231)
	5,924,126	71,655,873	(1,066,458)	(11,912,202)
R6 Class
Sold	10,155,240	96,315,490	6,152,844	56,172,669
Issued in connection with reorganization (Note 8)	21,560,616	196,238,937	—	—
Issued in reinvestment of distributions	2,788,918	25,771,148	2,484,524	22,607,595
Redeemed	(20,415,084)	(193,002,324)	(21,831,961)	(199,995,601)
	14,089,690	125,323,251	(13,194,593)	(121,215,337)
Net increase (decrease)	81,600,656	$952,395,135	(17,227,266)	$(170,543,917)

30

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	5,458,384	$69,778,212	5,356,516	$64,548,352
Issued in reinvestment of distributions	1,325,996	16,415,832	867,233	10,354,768
Redeemed	(9,667,553)	(123,878,698)	(7,422,903)	(89,036,308)
	(2,883,173)	(37,684,654)	(1,199,154)	(14,133,188)
I Class
Sold	2,794,472	35,466,320	2,715,958	32,676,149
Issued in reinvestment of distributions	931,255	11,519,625	681,364	8,128,670
Redeemed	(5,398,565)	(69,480,753)	(7,129,099)	(86,495,931)
	(1,672,838)	(22,494,808)	(3,731,777)	(45,691,112)
A Class
Sold	3,206,589	41,024,975	4,449,053	51,372,211
Issued in reinvestment of distributions	632,242	7,814,517	347,467	4,145,278
Redeemed	(4,694,837)	(59,486,679)	(3,188,055)	(38,295,979)
	(856,006)	(10,647,187)	1,608,465	17,221,510
C Class
Sold	11,775	150,374	13,300	160,806
Issued in reinvestment of distributions	4,281	53,127	2,664	31,885
Redeemed	(50,056)	(636,237)	(57,111)	(678,856)
	(34,000)	(432,736)	(41,147)	(486,165)
R Class
Sold	4,484,487	57,099,994	5,940,187	71,139,979
Issued in reinvestment of distributions	1,111,779	13,763,823	611,763	7,298,328
Redeemed	(13,235,482)	(169,065,816)	(6,692,563)	(78,285,240)
	(7,639,216)	(98,201,999)	(140,613)	153,067
R6 Class
Sold	6,412,736	72,445,611	9,205,127	97,667,095
Issued in reinvestment of distributions	2,217,585	24,193,852	1,760,515	18,643,856
Redeemed	(24,323,549)	(274,881,471)	(21,813,611)	(233,698,406)
	(15,693,228)	(178,242,008)	(10,847,969)	(117,387,455)
Net increase (decrease)	(28,778,461)	$(347,703,392)	(14,352,195)	$(160,323,343)

31

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	4,962,926	$81,695,191	4,995,291	$77,025,144
Issued in reinvestment of distributions	1,516,018	24,180,489	969,272	14,771,709
Redeemed	(8,462,151)	(139,485,252)	(8,099,753)	(124,555,225)
	(1,983,207)	(33,609,572)	(2,135,190)	(32,758,372)
I Class
Sold	1,886,511	30,817,391	2,411,461	37,091,348
Issued in reinvestment of distributions	670,822	10,706,321	487,857	7,439,809
Redeemed	(3,634,041)	(60,211,179)	(5,950,587)	(92,936,819)
	(1,076,708)	(18,687,467)	(3,051,269)	(48,405,662)
A Class
Sold	2,734,689	45,063,372	3,736,004	55,090,478
Issued in reinvestment of distributions	552,158	8,806,919	315,007	4,803,859
Redeemed	(3,752,854)	(61,323,880)	(3,197,983)	(49,116,065)
	(466,007)	(7,453,589)	853,028	10,778,272
C Class
Sold	6,407	104,390	22,301	338,653
Issued in reinvestment of distributions	2,382	38,000	1,311	19,977
Redeemed	(25,596)	(412,455)	(20,886)	(321,251)
	(16,807)	(270,065)	2,726	37,379
R Class
Sold	4,359,977	71,436,728	4,963,063	75,901,797
Issued in reinvestment of distributions	928,861	14,824,616	484,072	7,382,091
Redeemed	(10,406,107)	(171,130,908)	(4,852,708)	(72,210,436)
	(5,117,269)	(84,869,564)	594,427	11,073,452
R6 Class
Sold	6,987,410	71,813,882	10,927,216	107,250,174
Issued in reinvestment of distributions	3,262,065	32,196,578	2,448,444	23,774,394
Redeemed	(24,019,142)	(247,209,587)	(25,303,179)	(248,829,918)
	(13,769,667)	(143,199,127)	(11,927,519)	(117,805,350)
Net increase (decrease)	(22,429,665)	$(288,089,384)	(15,663,797)	$(177,080,281)

32

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	4,495,741	$61,996,057	4,656,689	$59,965,800
Issued in reinvestment of distributions	1,139,775	15,204,602	512,066	6,533,958
Redeemed	(6,287,138)	(87,366,316)	(5,585,455)	(72,211,193)
	(651,622)	(10,165,657)	(416,700)	(5,711,435)
I Class
Sold	1,961,254	26,845,658	2,526,062	32,626,595
Issued in reinvestment of distributions	927,257	12,369,604	456,200	5,821,115
Redeemed	(3,473,022)	(48,299,602)	(5,285,736)	(68,830,700)
	(584,511)	(9,084,340)	(2,303,474)	(30,382,990)
A Class
Sold	2,433,721	33,736,874	3,736,095	45,684,040
Issued in reinvestment of distributions	600,370	8,008,944	230,536	2,941,640
Redeemed	(3,405,974)	(46,675,903)	(2,471,201)	(31,894,347)
	(371,883)	(4,930,085)	1,495,430	16,731,333
C Class
Sold	47,775	662,998	29,389	377,888
Issued in reinvestment of distributions	5,195	69,244	1,044	13,314
Redeemed	(18,254)	(248,194)	(38,174)	(488,373)
	34,716	484,048	(7,741)	(97,171)
R Class
Sold	5,039,537	69,234,015	5,817,170	74,526,512
Issued in reinvestment of distributions	1,294,393	17,267,214	440,582	5,621,829
Redeemed	(12,252,677)	(168,996,211)	(5,201,483)	(64,387,526)
	(5,918,747)	(82,494,982)	1,056,269	15,760,815
R6 Class
Sold	5,973,254	70,859,584	7,561,456	83,714,247
Issued in reinvestment of distributions	1,934,284	22,031,492	1,135,744	12,493,179
Redeemed	(18,487,924)	(219,196,417)	(16,609,036)	(185,012,904)
	(10,580,386)	(126,305,341)	(7,911,836)	(88,805,478)
Net increase (decrease)	(18,072,433)	$(232,496,357)	(8,088,052)	$(92,504,926)

33

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	3,664,291	$65,923,997	3,190,830	$53,021,725
Issued in reinvestment of distributions	1,102,629	19,251,898	536,988	8,828,080
Redeemed	(5,856,204)	(105,726,083)	(4,377,097)	(72,886,626)
	(1,089,284)	(20,550,188)	(649,279)	(11,036,821)
I Class
Sold	1,782,392	31,929,627	2,256,533	37,600,510
Issued in reinvestment of distributions	573,128	10,012,538	308,977	5,082,670
Redeemed	(3,302,351)	(60,011,026)	(3,518,475)	(59,397,951)
	(946,831)	(18,068,861)	(952,965)	(16,714,771)
A Class
Sold	2,029,157	36,589,599	2,985,479	46,995,005
Issued in reinvestment of distributions	396,284	6,915,138	166,364	2,735,018
Redeemed	(2,688,222)	(48,059,739)	(1,925,151)	(32,137,878)
	(262,781)	(4,555,002)	1,226,692	17,592,145
C Class
Sold	4,499	80,678	5,064	83,247
Issued in reinvestment of distributions	1,545	26,907	815	13,369
Redeemed	(20,401)	(364,150)	(33,957)	(562,160)
	(14,357)	(256,565)	(28,078)	(465,544)
R Class
Sold	4,153,562	74,536,029	4,771,368	78,815,623
Issued in reinvestment of distributions	860,107	15,034,680	316,973	5,217,367
Redeemed	(8,258,915)	(149,203,254)	(4,299,992)	(68,743,175)
	(3,245,246)	(59,632,545)	788,349	15,289,815
R6 Class
Sold	6,364,525	67,140,068	9,292,948	92,803,057
Issued in reinvestment of distributions	2,778,517	28,035,239	1,641,418	16,167,966
Redeemed	(20,649,444)	(218,368,676)	(17,820,590)	(178,393,962)
	(11,506,402)	(123,193,369)	(6,886,224)	(69,422,939)
Net increase (decrease)	(17,064,901)	$(226,256,530)	(6,501,505)	$(64,758,115)

34

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	3,711,893	$56,074,079	3,419,369	$47,657,241
Issued in reinvestment of distributions	745,396	10,964,777	308,232	4,232,021
Redeemed	(4,555,763)	(69,223,727)	(3,261,072)	(45,445,547)
	(98,474)	(2,184,871)	466,529	6,443,715
I Class
Sold	2,135,019	32,179,630	2,659,971	37,146,869
Issued in reinvestment of distributions	664,316	9,778,733	321,574	4,418,423
Redeemed	(3,351,287)	(51,366,265)	(4,125,447)	(58,447,519)
	(551,952)	(9,407,902)	(1,143,902)	(16,882,227)
A Class
Sold	2,361,550	35,893,763	3,565,324	46,928,505
Issued in reinvestment of distributions	407,849	5,999,456	141,584	1,943,946
Redeemed	(2,807,139)	(42,168,405)	(1,897,000)	(26,242,896)
	(37,740)	(275,186)	1,809,908	22,629,555
C Class
Sold	4,775	71,588	10,435	143,092
Issued in reinvestment of distributions	1,849	27,162	837	11,478
Redeemed	(40,913)	(628,695)	(22,760)	(320,092)
	(34,289)	(529,945)	(11,488)	(165,522)
R Class
Sold	4,154,985	62,741,793	5,150,810	71,246,799
Issued in reinvestment of distributions	841,531	12,387,332	269,868	3,710,691
Redeemed	(8,938,040)	(136,450,351)	(4,488,423)	(59,775,221)
	(3,941,524)	(61,321,226)	932,255	15,182,269
R6 Class
Sold	4,806,212	62,449,567	6,553,965	78,616,069
Issued in reinvestment of distributions	1,320,228	16,634,880	739,972	8,776,070
Redeemed	(13,913,104)	(181,545,373)	(12,862,964)	(154,673,999)
	(7,786,664)	(102,460,926)	(5,569,027)	(67,281,860)
Net increase (decrease)	(12,450,643)	$(176,180,056)	(3,515,725)	$(40,074,070)

35

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	2,401,602	$41,672,689	2,204,116	$34,771,679
Issued in reinvestment of distributions	316,326	5,352,242	124,893	1,940,837
Redeemed	(2,871,056)	(50,115,347)	(1,735,294)	(27,491,621)
	(153,128)	(3,090,416)	593,715	9,220,895
I Class
Sold	1,797,529	30,954,713	2,146,641	33,745,335
Issued in reinvestment of distributions	369,612	6,250,147	176,944	2,747,942
Redeemed	(2,926,332)	(51,206,926)	(2,746,397)	(44,064,676)
	(759,191)	(14,002,066)	(422,812)	(7,571,399)
A Class
Sold	1,534,163	26,685,627	2,281,318	33,664,986
Issued in reinvestment of distributions	226,021	3,819,751	73,625	1,143,403
Redeemed	(1,537,133)	(26,546,051)	(1,277,623)	(20,115,911)
	223,051	3,959,327	1,077,320	14,692,478
C Class
Sold	6,200	107,341	7,285	112,237
Issued in reinvestment of distributions	1,335	22,425	312	4,810
Redeemed	(21,676)	(368,693)	(9,232)	(147,015)
	(14,141)	(238,927)	(1,635)	(29,968)
R Class
Sold	3,259,899	56,276,151	3,717,930	58,219,511
Issued in reinvestment of distributions	455,069	7,704,319	127,197	1,977,919
Redeemed	(5,689,623)	(99,887,551)	(3,175,602)	(47,751,770)
	(1,974,655)	(35,907,081)	669,525	12,445,660
R6 Class
Sold	4,240,398	59,202,543	5,485,695	69,816,534
Issued in reinvestment of distributions	843,187	11,433,615	454,427	5,716,687
Redeemed	(9,074,447)	(127,385,527)	(9,145,659)	(117,281,716)
	(3,990,862)	(56,749,369)	(3,205,537)	(41,748,495)
Net increase (decrease)	(6,668,926)	$(106,028,532)	(1,289,424)	$(12,990,829)

36

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,491,787	$23,600,215	1,419,683	$20,395,342
Issued in reinvestment of distributions	142,276	2,205,282	68,355	962,438
Redeemed	(1,480,814)	(23,534,637)	(874,942)	(12,615,081)
	153,249	2,270,860	613,096	8,742,699
I Class
Sold	1,433,086	22,568,249	1,704,000	24,467,857
Issued in reinvestment of distributions	167,160	2,592,653	90,371	1,272,429
Redeemed	(1,577,689)	(25,221,419)	(1,378,265)	(20,152,064)
	22,557	(60,517)	416,106	5,588,222
A Class
Sold	1,155,513	18,323,769	1,657,060	22,141,220
Issued in reinvestment of distributions	105,662	1,637,749	40,129	564,608
Redeemed	(1,024,646)	(16,068,431)	(550,982)	(7,855,128)
	236,529	3,893,087	1,146,207	14,850,700
C Class
Sold	981	15,362	5,595	77,023
Issued in reinvestment of distributions	513	7,896	148	2,070
Redeemed	(4,584)	(71,617)	(2,260)	(31,262)
	(3,090)	(48,359)	3,483	47,831
R Class
Sold	2,979,233	46,943,446	3,351,668	47,597,783
Issued in reinvestment of distributions	258,757	4,010,737	93,696	1,318,335
Redeemed	(5,032,259)	(80,916,696)	(2,305,155)	(31,453,884)
	(1,794,269)	(29,962,513)	1,140,209	17,462,234
R6 Class
Sold	2,822,548	44,783,027	3,481,932	49,695,611
Issued in reinvestment of distributions	286,535	4,455,621	184,138	2,600,024
Redeemed	(4,402,486)	(70,355,519)	(4,552,958)	(65,409,579)
	(1,293,403)	(21,116,871)	(886,888)	(13,113,944)
Net increase (decrease)	(2,678,427)	$(45,024,313)	2,432,213	$33,577,742

37

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	589,489	$7,615,746	425,006	$4,924,436
Issued in reinvestment of distributions	21,073	265,934	9,545	108,437
Redeemed	(328,503)	(4,222,083)	(152,984)	(1,793,741)
	282,059	3,659,597	281,567	3,239,132
I Class
Sold	880,957	11,273,584	902,038	10,467,385
Issued in reinvestment of distributions	41,015	517,202	17,554	199,235
Redeemed	(413,144)	(5,312,728)	(219,960)	(2,571,950)
	508,828	6,478,058	699,632	8,094,670
A Class
Sold	582,135	7,486,192	534,431	6,003,256
Issued in reinvestment of distributions	22,349	281,824	6,752	76,639
Redeemed	(189,933)	(2,447,353)	(83,511)	(998,263)
	414,551	5,320,663	457,672	5,081,632
C Class
Sold	1,472	18,851	2,562	28,817
Issued in reinvestment of distributions	169	2,127	80	905
Redeemed	(3,592)	(46,082)	(1,928)	(22,447)
	(1,951)	(25,104)	714	7,275
R Class
Sold	1,563,899	20,081,997	1,390,479	15,962,474
Issued in reinvestment of distributions	59,859	755,422	22,748	258,413
Redeemed	(616,626)	(7,939,358)	(435,319)	(4,762,962)
	1,007,132	12,898,061	977,908	11,457,925
R6 Class
Sold	1,700,128	21,865,545	1,269,608	14,710,176
Issued in reinvestment of distributions	70,849	894,115	32,216	365,971
Redeemed	(964,352)	(12,456,490)	(721,537)	(8,168,276)
	806,625	10,303,170	580,287	6,907,871
Net increase (decrease)	3,017,244	$38,634,445	2,997,780	$34,788,505

6.  Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

38

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024 were as follows:

	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$45,407,841	$74,686,233	$49,640,087	$36,408,395
One Choice 2030 Portfolio	$48,027,215	$27,566,075	$41,105,554	$8,704,662
One Choice 2035 Portfolio	$54,278,669	$38,597,173	$44,554,970	$15,377,828
One Choice 2040 Portfolio	$40,079,101	$36,737,822	$30,813,431	$3,332,028
One Choice 2045 Portfolio	$40,586,272	$41,050,825	$30,176,056	$8,914,419
One Choice 2050 Portfolio	$28,937,061	$28,611,893	$21,291,533	$2,349,964
One Choice 2055 Portfolio	$17,818,678	$17,686,397	$13,780,741	—
One Choice 2060 Portfolio	$10,149,318	$4,957,568	$6,790,960	—
One Choice 2065 Portfolio	$2,094,738	$625,127	$963,723	$48,520

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to merger adjustments and tax equalization, were as follows:

	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Capital (par value and paid-in surplus)	$27,742,440	$15,876,332	$15,215,876	$12,137,406	$14,189,432
Distributable earnings (loss)	$(27,742,440)	$(15,876,332)	$(15,215,876)	$(12,137,406)	$(14,189,432)

	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Capital (par value and paid-in surplus)	$10,522,216	$7,434,579	$3,307,260	$366,941
Distributable earnings (loss)	$(10,522,216)	$(7,434,579)	$(3,307,260)	$(366,941)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Federal tax cost of investments	$2,336,862,648	$1,187,682,054	$1,413,480,662	$1,054,081,804	$1,114,413,731
Gross tax appreciation of investments	$437,661,314	$221,313,665	$321,173,077	$240,012,117	$308,821,933
Gross tax depreciation of investments	(56,683,891)	(35,073,646)	(41,746,087)	(28,262,646)	(28,588,545)
Net tax appreciation (depreciation) of investments	$380,977,423	$186,240,019	$279,426,990	$211,749,471	$280,233,388
Undistributed ordinary income	$10,463,417	$10,856,941	$11,692,010	$7,221,373	$6,330,161
Accumulated long-term gains	$17,333,128	$75,505,453	$82,921,902	$61,539,723	$70,899,261

	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$876,771,254	$660,514,638	$393,954,021	$129,029,955
Gross tax appreciation of investments	$236,109,011	$174,051,696	$83,378,113	$15,516,765
Gross tax depreciation of investments	(14,868,757)	(8,221,219)	(2,047,418)	(85,854)
Net tax appreciation (depreciation) of investments	$221,240,254	$165,830,477	$81,330,695	$15,430,911
Undistributed ordinary income	$3,363,783	$1,865,819	$1,188,768	$281,042
Accumulated long-term gains	$55,581,813	$38,767,527	$17,020,483	$3,232,389

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

39

8. Reorganization

On March 8, 2025, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2025 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. One Choice 2025 Portfolio had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their management fees were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on June 13, 2025.

The reorganization was accomplished by a tax-free exchange of shares. On June 13, 2025, One Choice 2025 Portfolio exchanged its shares for shares of One Choice In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2025 Portfolio - Investor Class	37,976,190	One Choice In Retirement Portfolio - Investor Class	40,816,685
One Choice 2025 Portfolio - I Class	12,455,883	One Choice In Retirement Portfolio - I Class	13,387,543
One Choice 2025 Portfolio - A Class	10,423,213	One Choice In Retirement Portfolio - A Class	11,202,836
One Choice 2025 Portfolio - C Class	105,003	One Choice In Retirement Portfolio - C Class	114,595
One Choice 2025 Portfolio - R Class	11,738,600	One Choice In Retirement Portfolio - R Class	12,667,348
One Choice 2025 Portfolio - R6 Class	22,682,266	One Choice In Retirement Portfolio - R6 Class	21,560,616

The net assets of One Choice 2025 Portfolio and One Choice In Retirement Portfolio immediately before the reorganization were $1,157,481,697 and $1,558,580,298, respectively. One Choice 2025 Portfolio's unrealized appreciation of $176,177,878 was combined with that of One Choice In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $2,716,061,995.

Assuming the reorganization had been completed on August 1, 2024, the beginning of the annual reporting period, the pro forma results of operations for the year ended July 31, 2025 are as follows:

Net investment income (loss)	$86,504,426
Net realized and unrealized gain (loss)	126,263,989
Net increase (decrease) in net assets resulting from operations	$212,768,415

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of One Choice 2025 Portfolio that have been included in One Choice In Retirement Portfolio’s Statement of Operations since June 13, 2025.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

40

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2025 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund	$326,415	$55,566	$83,852	$(8,249)	$531,334	58,133	$(9,353)	$16,652
High Income Fund	61,695	6,570	13,055	1,362	100,269	11,499	(1,414)	4,583
Inflation-Adjusted Bond Fund	58,256	5,818	12,365	619	92,523	8,737	(1,003)	3,328
Short Duration Fund	135,203	17,451	29,174	(1,071)	219,488	22,351	(1,626)	7,116
Short Duration Inflation Protection Bond Fund	126,234	16,899	29,024	6,099	203,793	19,154	331	5,790
Focused Large Cap Value Fund	155,850	17,895	37,397	32,738	226,711	20,953	10,024	14,324
Growth Fund	89,326	9,207	28,508	22,264	104,565	1,589	23,383	3,513
Heritage Fund	32,323	4,168	8,607	11,826	48,132	1,494	5,471	3,386
Large Cap Equity Fund(4)	177,168	22,301	40,941	43,925	266,243	4,782	15,834	11,693
Mid Cap Value Fund	56,873	4,997	11,641	9,365	81,829	5,064	2,053	4,886
Select Fund	22,873	24,231	11,379	8,189	69,966	506	(54)	1,455
Small Cap Dividend Fund	—	17,223	391	(3,410)	26,058	2,606	(20)	377
Small Cap Growth Fund	17,905	399	3,383	3,335	26,226	1,061	944	182
Emerging Markets Debt Fund	19,530	1,370	3,723	314	31,778	3,473	(523)	1,203
Global Bond Fund	237,462	29,810	55,711	6,196	385,564	43,715	(6,726)	8,703
Global Real Estate Fund	17,850	516	3,535	1,267	25,526	1,931	454	516
International Growth Fund	83,814	2,681	15,263	23,813	121,178	8,871	5,706	1,149
International Small-Mid Cap Fund	10,099	405	2,498	2,069	14,791	1,309	149	262
International Value Fund	96,967	6,899	29,404	26,117	141,866	13,628	6,038	4,414
Small Cap Value Fund	18,288	84	10,874	(7,498)	—	—	8,185	85
	$1,744,131	$244,490	$430,725	$179,270	$2,717,840	230,856	$57,853	$93,617
(1)Underlying fund investments represent G Class.
(2)Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)
(3)Distributions received includes distributions from net investment income and from capital gains, if any.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Diversified Bond Fund	$310,890	$32,866	$86,547	$6,337	$263,546	28,834	$(10,117)	$14,373
High Income Fund	67,609	4,489	18,820	2,762	56,040	6,427	(2,008)	4,489
Inflation-Adjusted Bond Fund	72,263	3,516	19,028	1,631	58,382	5,513	(1,632)	2,779
Short Duration Fund	77,816	6,001	11,916	971	72,872	7,421	(682)	3,925
Short Duration Inflation Protection Bond Fund	67,819	5,096	10,453	1,431	63,893	6,005	38	2,583
Focused Large Cap Value Fund	155,188	17,845	47,155	(5,887)	119,991	11,090	6,034	13,593
Growth Fund	99,669	10,273	33,788	(15,169)	60,985	927	26,348	3,877
Heritage Fund	39,384	4,879	13,151	(1,064)	30,048	933	6,229	4,036
Large Cap Equity Fund(3)	177,241	19,117	43,507	(11,532)	141,319	2,538	15,608	11,648
Mid Cap Value Fund	64,847	5,407	17,664	(4,260)	48,330	2,991	2,453	5,218
Select Fund	25,111	27,055	14,346	3,051	40,871	296	(240)	1,606
Small Cap Dividend Fund	—	20,353	2,115	(2,108)	16,130	1,613	(227)	346
Small Cap Growth Fund	21,587	218	5,251	(349)	16,205	656	1,484	218
Emerging Markets Debt Fund	29,602	1,390	9,944	2,185	23,233	2,539	(1,325)	1,390
Global Bond Fund	212,064	10,041	48,468	7,466	181,103	20,533	(5,839)	6,970
Emerging Markets Fund	13,891	222	5,269	(34)	8,810	665	1,595	222
Global Real Estate Fund	21,023	608	5,741	(254)	15,636	1,183	615	608
International Growth Fund	87,786	4,091	22,515	(2,500)	66,862	4,895	6,712	1,193
International Small-Mid Cap Fund	17,588	446	5,993	469	12,510	1,107	552	447
International Value Fund	88,143	5,971	29,268	5,427	70,273	6,750	5,368	4,042
Non-U.S. Intrinsic Value Fund	11,113	1,254	5,556	72	6,883	668	176	1,082
Focused Dynamic Growth Fund(4)	1,178	—	534	(644)	—	—	774	—
Small Cap Value Fund	22,050	102	14,094	(8,058)	—	—	8,880	102
	$1,683,862	$181,240	$471,123	$(20,057)	$1,373,922	113,584	$60,796	$84,747
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
(4)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$14,294	—	$2,882	$(983)	$10,429	129	$4,199	—
Focused Large Cap Value Fund	182,942	$19,433	42,369	(5,455)	154,551	14,284	5,808	$16,409
Growth Fund	121,360	12,789	34,573	(14,034)	85,542	1,300	28,419	5,052
Heritage Fund	57,171	6,351	15,545	(329)	47,648	1,479	7,942	5,954
Large Cap Equity Fund(4)	207,260	20,925	40,496	(6,910)	180,779	3,247	12,343	13,887
Mid Cap Value Fund	85,486	7,401	18,324	(4,711)	69,852	4,323	2,369	7,038
Select Fund	26,142	27,514	9,400	3,218	47,474	343	(37)	1,693
Small Cap Growth Fund	29,800	318	5,508	30	24,640	997	1,555	309
Small Cap Value Fund	30,439	2,063	3,759	(4,166)	24,577	2,455	507	1,970
Diversified Bond Fund	340,497	37,444	77,017	4,891	305,815	33,459	(9,022)	16,110
High Income Fund	82,807	5,690	17,669	2,825	73,653	8,446	(1,895)	5,690
Inflation-Adjusted Bond Fund	86,594	5,125	17,144	1,516	76,091	7,185	(1,547)	3,544
Short Duration Fund	48,641	5,586	4,113	430	50,544	5,147	(244)	2,600
Short Duration Inflation Protection Bond Fund	39,874	4,329	3,629	1,017	41,591	3,909	(116)	1,630
Emerging Markets Fund	35,982	883	11,003	1,808	27,670	2,088	2,639	616
Global Real Estate Fund	28,564	840	6,195	(7)	23,202	1,755	456	840
International Growth Fund	105,833	4,498	21,033	(1,501)	87,797	6,427	6,792	1,465
International Small-Mid Cap Fund	28,389	741	7,535	1,123	22,718	2,010	600	741
International Value Fund	91,844	7,456	26,453	7,703	80,550	7,738	4,272	4,331
Non-U.S. Intrinsic Value Fund	25,189	3,632	10,572	1,151	19,400	1,882	(366)	2,685
Emerging Markets Debt Fund	42,302	2,166	11,068	2,761	36,161	3,952	(1,483)	2,083
Global Bond Fund	220,138	15,321	39,907	6,672	202,224	22,928	(5,048)	7,606
	$1,931,548	$190,505	$426,194	$(2,951)	$1,692,908	135,483	$58,143	$102,253
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$22,433	—	$4,009	$(598)	$17,826	220	$5,794	—
Focused Large Cap Value Fund	144,769	$17,472	36,575	(2,929)	122,737	11,344	3,220	$13,085
Growth Fund	96,742	13,817	31,124	(7,138)	72,297	1,099	18,749	4,270
Heritage Fund	55,821	8,208	17,980	596	46,645	1,448	7,108	5,914
Large Cap Equity Fund(4)	160,428	20,606	36,855	(3,600)	140,579	2,525	8,068	10,836
Mid Cap Value Fund	74,922	6,568	16,359	(3,612)	61,519	3,807	1,496	6,234
Select Fund	16,440	18,415	6,354	2,201	30,702	222	(113)	1,089
Small Cap Growth Fund	27,133	854	5,465	60	22,582	913	1,492	285
Small Cap Value Fund	27,713	2,482	4,062	(3,752)	22,381	2,236	408	1,818
Diversified Bond Fund	252,156	33,431	70,453	5,281	220,415	24,115	(8,474)	11,988
High Income Fund	62,422	4,474	14,608	2,263	54,551	6,256	(1,579)	4,306
Inflation-Adjusted Bond Fund	56,182	3,996	12,201	1,419	49,396	4,664	(1,460)	2,314
Short Duration Fund	14,566	3,200	1,214	136	16,688	1,699	(81)	835
Short Duration Inflation Protection Bond Fund	11,921	2,669	1,338	379	13,631	1,281	(103)	536
Emerging Markets Fund	47,248	1,428	14,600	3,737	37,813	2,854	2,242	836
Global Real Estate Fund	25,604	767	5,438	(38)	20,895	1,581	407	767
International Growth Fund	82,996	4,982	18,083	(200)	69,695	5,102	4,379	1,164
International Small-Mid Cap Fund	27,442	767	7,227	1,202	22,184	1,963	438	738
International Value Fund	61,082	5,479	17,686	5,230	54,105	5,197	2,847	2,916
Non-U.S. Intrinsic Value Fund	29,485	4,950	12,186	1,452	23,701	2,299	(590)	3,259
Emerging Markets Debt Fund	35,152	2,008	9,827	2,412	29,745	3,251	(1,370)	1,738
Global Bond Fund	126,787	9,112	24,555	4,400	115,744	13,123	(3,453)	4,424
	$1,459,444	$165,685	$368,199	$8,901	$1,265,831	97,199	$39,425	$79,352
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$37,638	$386	$6,286	$484	$32,222	397	$8,523	—
Focused Large Cap Value Fund	165,500	18,252	38,459	(3,335)	141,958	13,120	3,750	$14,755
Growth Fund	104,380	14,591	26,458	(6,345)	86,168	1,310	19,162	4,933
Heritage Fund	76,208	11,937	23,912	2,078	66,311	2,058	8,637	8,154
Large Cap Equity Fund(4)	174,426	18,704	33,703	(2,639)	156,788	2,816	7,675	11,737
Mid Cap Value Fund	92,307	8,327	18,461	(4,034)	78,139	4,835	1,444	7,712
Select Fund	13,170	14,193	3,261	1,759	25,861	187	(19)	870
Small Cap Growth Fund	34,896	504	5,949	279	29,730	1,203	1,607	365
Small Cap Value Fund	35,642	2,507	3,829	(4,937)	29,383	2,935	623	2,335
Diversified Bond Fund	252,621	38,859	66,582	5,192	230,090	25,174	(8,392)	12,173
High Income Fund	62,304	5,132	11,924	1,982	57,494	6,593	(1,310)	4,439
Inflation-Adjusted Bond Fund	50,128	3,041	9,293	1,236	45,112	4,260	(1,282)	2,111
Short Duration Fund	—	424	—	—	424	43	—	2
Short Duration Inflation Protection Bond Fund	—	148	—	(1)	147	14	—	2
Emerging Markets Fund	75,761	5,162	22,240	7,245	65,928	4,976	2,845	1,403
Global Real Estate Fund	32,769	998	6,737	175	27,205	2,058	321	974
International Growth Fund	90,483	3,426	15,958	(255)	77,696	5,688	4,865	1,264
International Small-Mid Cap Fund	34,727	1,329	8,255	2,279	30,080	2,662	(99)	952
International Value Fund	58,126	4,478	15,681	5,223	52,146	5,009	2,455	2,720
Non-U.S. Intrinsic Value Fund	39,961	7,358	14,853	2,120	34,586	3,355	(682)	4,498
Emerging Markets Debt Fund	37,262	2,756	8,656	2,464	33,826	3,697	(1,329)	1,932
Global Bond Fund	100,241	6,381	16,706	3,437	93,353	10,584	(2,691)	3,518
	$1,568,550	$168,893	$357,203	$14,407	$1,394,647	102,974	$46,103	$86,849
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$42,093	$1,965	$8,291	$1,143	$36,910	455	$9,194	—
Focused Large Cap Value Fund	139,931	18,766	35,346	(1,706)	121,645	11,243	2,143	$12,702
Growth Fund	84,611	12,409	22,473	(708)	73,839	1,122	10,947	4,261
Heritage Fund	64,742	11,235	21,470	3,415	57,922	1,798	5,832	7,023
Large Cap Equity Fund(4)	148,347	16,258	29,605	(1,397)	133,603	2,399	5,474	10,111
Mid Cap Value Fund	78,540	7,468	15,648	(3,001)	67,359	4,168	806	6,611
Select Fund	5,930	6,673	790	811	12,624	91	(8)	410
Small Cap Growth Fund	29,642	1,048	5,317	319	25,692	1,039	1,345	313
Small Cap Value Fund	30,281	4,066	4,801	(4,065)	25,481	2,546	425	2,005
Emerging Markets Fund	64,424	5,893	18,641	6,825	58,501	4,415	2,049	1,212
Global Real Estate Fund	27,742	1,452	5,795	35	23,434	1,773	386	832
International Growth Fund	76,677	4,265	15,498	973	66,417	4,862	2,980	1,088
International Small-Mid Cap Fund	29,339	1,226	6,722	1,987	25,830	2,286	(88)	815
International Value Fund	45,361	3,643	12,391	4,102	40,715	3,911	1,954	2,155
Non-U.S. Intrinsic Value Fund	37,857	7,194	14,294	2,039	32,796	3,181	(737)	4,358
Diversified Bond Fund	158,446	30,369	43,672	3,221	148,364	16,232	(5,263)	7,775
High Income Fund	39,057	3,480	6,594	1,150	37,093	4,254	(720)	2,828
Inflation-Adjusted Bond Fund	31,215	2,761	5,823	838	28,991	2,738	(867)	1,348
Emerging Markets Debt Fund	23,148	2,048	4,678	1,441	21,959	2,400	(709)	1,232
Global Bond Fund	62,745	4,221	10,244	2,115	58,837	6,671	(1,647)	2,235
	$1,220,128	$146,440	$288,093	$19,537	$1,098,012	77,584	$33,496	$69,314
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$40,607	$4,349	$9,871	$2,722	$37,807	466	$7,729	—
Focused Large Cap Value Fund	109,131	16,389	25,644	(545)	99,331	9,180	942	$9,990
Growth Fund	62,638	10,940	16,512	3,284	60,350	917	4,502	3,341
Heritage Fund	50,309	10,188	16,995	3,830	47,332	1,469	3,677	5,505
Large Cap Equity Fund(4)	115,186	16,304	22,702	421	109,209	1,961	3,118	7,929
Mid Cap Value Fund	61,362	6,321	10,580	(2,022)	55,081	3,409	301	5,217
Select Fund	186	1,845	15	84	2,100	15	(1)	56
Small Cap Growth Fund	23,212	1,416	4,078	438	20,988	849	899	245
Small Cap Value Fund	23,723	4,219	4,109	(3,117)	20,716	2,070	296	1,580
Emerging Markets Fund	50,565	4,761	13,419	5,999	47,906	3,616	1,158	949
Global Real Estate Fund	21,845	1,293	3,926	30	19,242	1,456	307	655
International Growth Fund	59,625	4,989	11,689	1,803	54,728	4,006	1,350	854
International Small-Mid Cap Fund	22,726	1,228	4,843	1,681	20,792	1,840	(105)	641
International Value Fund	32,859	2,560	8,106	3,191	30,504	2,930	1,350	1,565
Non-U.S. Intrinsic Value Fund	31,895	6,898	11,348	1,852	29,297	2,842	(576)	3,716
Diversified Bond Fund	87,994	19,446	23,368	1,736	85,808	9,388	(2,838)	4,370
High Income Fund	21,583	1,900	2,512	519	21,490	2,464	(274)	1,582
Inflation-Adjusted Bond Fund	17,378	1,369	2,288	323	16,782	1,585	(343)	757
Emerging Markets Debt Fund	12,854	1,063	1,822	681	12,776	1,396	(262)	691
Global Bond Fund	34,764	2,699	4,305	948	34,106	3,867	(681)	1,250
	$880,442	$120,177	$198,132	$23,858	$826,345	55,726	$20,549	$50,893
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$23,758	$4,270	$7,675	$3,534	$23,887	295	$2,957	—
Focused Large Cap Value Fund	61,939	14,995	17,788	73	59,219	5,473	163	$5,933
Growth Fund	35,775	8,191	11,299	3,292	35,959	546	1,353	1,985
Heritage Fund	28,433	7,244	10,413	2,911	28,175	874	1,454	3,274
Large Cap Equity Fund(4)	65,781	12,417	14,330	1,239	65,107	1,169	863	4,719
Mid Cap Value Fund	34,577	6,445	7,456	(850)	32,716	2,024	(196)	3,097
Small Cap Growth Fund	12,950	1,643	2,772	518	12,339	499	281	147
Small Cap Value Fund	13,227	3,477	2,625	(1,660)	12,419	1,241	3	940
Emerging Markets Fund	28,572	4,317	8,628	4,140	28,401	2,143	130	568
Global Real Estate Fund	12,194	1,424	2,170	146	11,594	877	—	388
International Growth Fund	33,914	5,558	8,453	1,547	32,566	2,384	422	508
International Small-Mid Cap Fund	12,837	1,633	3,298	1,282	12,454	1,102	(342)	382
International Value Fund	18,117	2,343	4,811	1,982	17,631	1,694	643	906
Non-U.S. Intrinsic Value Fund	18,686	5,153	6,988	1,152	18,003	1,746	(334)	2,280
Diversified Bond Fund	41,946	11,839	12,360	1,104	42,529	4,653	(1,667)	2,184
High Income Fund	10,375	1,397	1,450	269	10,591	1,215	(156)	787
Inflation-Adjusted Bond Fund	8,259	1,358	1,412	211	8,416	795	(218)	376
Emerging Markets Debt Fund	6,118	880	1,105	376	6,269	685	(170)	341
Global Bond Fund	16,570	3,068	3,276	648	17,010	1,929	(529)	628
	$484,028	$97,652	$128,309	$21,914	$475,285	31,344	$4,657	$29,443
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$4,845	$2,123	$1,021	$1,563	$7,510	93	$69	—
Focused Large Cap Value Fund	12,543	7,217	1,491	228	18,497	1,709	(59)	$1,378
Growth Fund	7,295	3,536	800	1,294	11,325	172	(12)	452
Heritage Fund	5,729	3,070	1,007	1,054	8,846	275	48	742
Large Cap Equity Fund(4)	13,353	7,193	946	785	20,385	366	(44)	1,071
Mid Cap Value Fund	6,946	3,749	337	(172)	10,186	630	(21)	721
Small Cap Growth Fund	2,604	1,166	131	208	3,847	156	2	34
Small Cap Value Fund	2,663	1,707	138	(366)	3,866	386	8	219
Emerging Markets Fund	5,798	2,712	864	1,253	8,899	672	(101)	129
Global Real Estate Fund	2,439	1,204	54	22	3,611	273	(6)	88
International Growth Fund	6,870	3,359	438	514	10,305	754	(36)	115
International Small-Mid Cap Fund	2,603	1,012	20	302	3,897	345	(5)	86
International Value Fund	3,536	1,448	315	686	5,355	514	(4)	200
Non-U.S. Intrinsic Value Fund	3,865	2,082	630	405	5,722	555	(64)	527
Diversified Bond Fund	7,200	5,200	1,266	29	11,163	1,221	(127)	443
High Income Fund	1,800	968	27	29	2,770	318	(3)	159
Inflation-Adjusted Bond Fund	1,426	778	2	(3)	2,199	208	—	82
Emerging Markets Debt Fund	1,061	538	—	45	1,644	180	—	70
Global Bond Fund	2,874	1,590	69	39	4,434	503	(11)	127
	$95,450	$50,652	$9,556	$7,915	$144,461	9,330	$(366)	$6,643
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2025	$12.57	0.37	0.54	0.91	(0.29)	(0.61)	(0.90)	$12.58	7.49%	0.74%	0.78%	2.98%	2.94%	14%	$1,262,070
2024	$12.02	0.34	0.77	1.11	(0.32)	(0.24)	(0.56)	$12.57	9.50%	0.74%	0.79%	2.87%	2.82%	14%	$787,839
2023	$12.21	0.32	0.06	0.38	(0.30)	(0.27)	(0.57)	$12.02	3.44%	0.74%	0.78%	2.77%	2.73%	16%	$748,717
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
I Class
2025	$12.57	0.40	0.54	0.94	(0.32)	(0.61)	(0.93)	$12.58	7.69%	0.54%	0.60%	3.18%	3.12%	14%	$339,044
2024	$12.02	0.37	0.76	1.13	(0.34)	(0.24)	(0.58)	$12.57	9.72%	0.54%	0.60%	3.07%	3.01%	14%	$194,676
2023	$12.21	0.35	0.05	0.40	(0.32)	(0.27)	(0.59)	$12.02	3.64%	0.54%	0.59%	2.97%	2.92%	16%	$237,898
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
A Class
2025	$12.57	0.34	0.54	0.88	(0.26)	(0.61)	(0.87)	$12.58	7.23%	0.99%	1.03%	2.73%	2.69%	14%	$368,479
2024	$12.02	0.32	0.76	1.08	(0.29)	(0.24)	(0.53)	$12.57	9.23%	0.99%	1.04%	2.62%	2.57%	14%	$212,507
2023	$12.21	0.29	0.06	0.35	(0.27)	(0.27)	(0.54)	$12.02	3.18%	0.99%	1.03%	2.52%	2.48%	16%	$190,934
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
C Class
2025	$12.42	0.25	0.53	0.78	(0.18)	(0.61)	(0.79)	$12.41	6.44%	1.74%	1.78%	1.98%	1.94%	14%	$2,541
2024	$11.88	0.22	0.76	0.98	(0.20)	(0.24)	(0.44)	$12.42	8.43%	1.74%	1.79%	1.87%	1.82%	14%	$1,353
2023	$12.07	0.20	0.06	0.26	(0.18)	(0.27)	(0.45)	$11.88	2.44%	1.74%	1.78%	1.77%	1.73%	16%	$1,962
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
R Class
2025	$12.53	0.32	0.53	0.85	(0.23)	(0.61)	(0.84)	$12.54	6.99%	1.24%	1.28%	2.48%	2.44%	14%	$302,024
2024	$11.98	0.28	0.77	1.05	(0.26)	(0.24)	(0.50)	$12.53	8.99%	1.24%	1.29%	2.37%	2.32%	14%	$227,675
2023	$12.17	0.26	0.06	0.32	(0.24)	(0.27)	(0.51)	$11.98	2.93%	1.24%	1.28%	2.27%	2.23%	16%	$230,485
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
R6 Class
2025	$9.54	0.32	0.39	0.71	(0.33)	(0.61)	(0.94)	$9.31	7.83%	0.39%	0.49%	3.33%	3.23%	14%	$443,682
2024	$9.26	0.30	0.58	0.88	(0.36)	(0.24)	(0.60)	$9.54	9.92%	0.39%	0.49%	3.22%	3.12%	14%	$320,081
2023	$9.55	0.28	0.04	0.32	(0.34)	(0.27)	(0.61)	$9.26	3.81%	0.39%	0.49%	3.12%	3.02%	16%	$432,925
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2025	$12.78	0.35	0.61	0.96	(0.34)	(0.26)	(0.60)	$13.14	7.79%	0.78%	0.80%	2.75%	2.73%	12%	$365,568
2024	$11.96	0.33	0.83	1.16	(0.28)	(0.06)	(0.34)	$12.78	9.88%	0.78%	0.81%	2.76%	2.73%	15%	$392,478
2023	$12.11	0.30	0.17	0.47	(0.29)	(0.33)	(0.62)	$11.96	4.31%	0.78%	0.81%	2.58%	2.55%	17%	$381,503
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
I Class
2025	$12.78	0.37	0.61	0.98	(0.36)	(0.26)	(0.62)	$13.14	8.01%	0.58%	0.62%	2.95%	2.91%	12%	$241,818
2024	$11.96	0.36	0.82	1.18	(0.30)	(0.06)	(0.36)	$12.78	10.10%	0.58%	0.62%	2.96%	2.92%	15%	$256,638
2023	$12.11	0.33	0.16	0.49	(0.31)	(0.33)	(0.64)	$11.96	4.53%	0.58%	0.62%	2.78%	2.74%	17%	$284,715
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
A Class
2025	$12.74	0.33	0.60	0.93	(0.31)	(0.26)	(0.57)	$13.10	7.54%	1.03%	1.05%	2.50%	2.48%	12%	$176,690
2024	$11.92	0.30	0.83	1.13	(0.25)	(0.06)	(0.31)	$12.74	9.63%	1.03%	1.06%	2.51%	2.48%	15%	$182,810
2023	$12.08	0.27	0.16	0.43	(0.26)	(0.33)	(0.59)	$11.92	3.97%	1.03%	1.06%	2.33%	2.30%	17%	$151,849
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
C Class
2025	$12.73	0.22	0.61	0.83	(0.21)	(0.26)	(0.47)	$13.09	6.72%	1.78%	1.80%	1.75%	1.73%	12%	$1,308
2024	$11.91	0.21	0.83	1.04	(0.16)	(0.06)	(0.22)	$12.73	8.81%	1.78%	1.81%	1.76%	1.73%	15%	$1,705
2023	$12.06	0.18	0.17	0.35	(0.17)	(0.33)	(0.50)	$11.91	3.25%	1.78%	1.81%	1.58%	1.55%	17%	$2,085
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
R Class
2025	$12.74	0.29	0.59	0.88	(0.27)	(0.26)	(0.53)	$13.09	7.18%	1.28%	1.30%	2.25%	2.23%	12%	$258,371
2024	$11.91	0.27	0.84	1.11	(0.22)	(0.06)	(0.28)	$12.74	9.45%	1.28%	1.31%	2.26%	2.23%	15%	$348,653
2023	$12.07	0.24	0.16	0.40	(0.23)	(0.33)	(0.56)	$11.91	3.70%	1.28%	1.31%	2.08%	2.05%	17%	$327,843
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
R6 Class
2025	$11.36	0.35	0.53	0.88	(0.38)	(0.26)	(0.64)	$11.60	8.15%	0.43%	0.50%	3.10%	3.03%	12%	$330,166
2024	$10.67	0.33	0.74	1.07	(0.32)	(0.06)	(0.38)	$11.36	10.29%	0.43%	0.51%	3.11%	3.03%	15%	$501,578
2023	$10.88	0.30	0.15	0.45	(0.33)	(0.33)	(0.66)	$10.67	4.67%	0.43%	0.52%	2.93%	2.84%	17%	$586,786
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2025	$16.40	0.43	0.87	1.30	(0.37)	(0.36)	(0.73)	$16.97	8.23%	0.81%	0.83%	2.63%	2.61%	10%	$566,966
2024	$15.26	0.40	1.15	1.55	(0.30)	(0.11)	(0.41)	$16.40	10.37%	0.81%	0.84%	2.63%	2.60%	15%	$580,242
2023	$15.30	0.35	0.34	0.69	(0.30)	(0.43)	(0.73)	$15.26	5.05%	0.82%	0.85%	2.40%	2.37%	15%	$572,770
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
I Class
2025	$16.43	0.46	0.88	1.34	(0.40)	(0.36)	(0.76)	$17.01	8.49%	0.61%	0.64%	2.83%	2.80%	10%	$238,913
2024	$15.30	0.44	1.13	1.57	(0.33)	(0.11)	(0.44)	$16.43	10.50%	0.61%	0.65%	2.83%	2.79%	15%	$248,481
2023	$15.33	0.39	0.34	0.73	(0.33)	(0.43)	(0.76)	$15.30	5.33%	0.62%	0.66%	2.60%	2.56%	15%	$277,988
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
A Class
2025	$16.38	0.40	0.86	1.26	(0.33)	(0.36)	(0.69)	$16.95	7.96%	1.06%	1.08%	2.38%	2.36%	10%	$213,091
2024	$15.25	0.37	1.13	1.50	(0.26)	(0.11)	(0.37)	$16.38	10.03%	1.06%	1.09%	2.38%	2.35%	15%	$213,479
2023	$15.28	0.32	0.35	0.67	(0.27)	(0.43)	(0.70)	$15.25	4.85%	1.07%	1.10%	2.15%	2.12%	15%	$185,742
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
C Class
2025	$16.30	0.27	0.87	1.14	(0.20)	(0.36)	(0.56)	$16.88	7.23%	1.81%	1.83%	1.63%	1.61%	10%	$953
2024	$15.18	0.25	1.13	1.38	(0.15)	(0.11)	(0.26)	$16.30	9.18%	1.81%	1.84%	1.63%	1.60%	15%	$1,195
2023	$15.21	0.21	0.35	0.56	(0.16)	(0.43)	(0.59)	$15.18	4.06%	1.82%	1.85%	1.40%	1.37%	15%	$1,071
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
R Class
2025	$16.36	0.35	0.88	1.23	(0.29)	(0.36)	(0.65)	$16.94	7.76%	1.31%	1.33%	2.13%	2.11%	10%	$312,384
2024	$15.23	0.32	1.15	1.47	(0.23)	(0.11)	(0.34)	$16.36	9.76%	1.31%	1.34%	2.13%	2.10%	15%	$385,517
2023	$15.27	0.27	0.35	0.62	(0.23)	(0.43)	(0.66)	$15.23	4.52%	1.32%	1.35%	1.90%	1.87%	15%	$349,840
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
R6 Class
2025	$10.47	0.31	0.54	0.85	(0.43)	(0.36)	(0.79)	$10.53	8.62%	0.46%	0.52%	2.98%	2.92%	10%	$360,600
2024	$9.91	0.29	0.74	1.03	(0.36)	(0.11)	(0.47)	$10.47	10.71%	0.46%	0.53%	2.98%	2.91%	15%	$502,634
2023	$10.22	0.26	0.21	0.47	(0.35)	(0.43)	(0.78)	$9.91	5.49%	0.47%	0.55%	2.75%	2.67%	15%	$594,019
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2025	$13.82	0.34	0.84	1.18	(0.33)	(0.41)	(0.74)	$14.26	8.92%	0.83%	0.86%	2.50%	2.47%	12%	$307,020
2024	$12.76	0.32	1.04	1.36	(0.27)	(0.03)	(0.30)	$13.82	10.81%	0.83%	0.87%	2.48%	2.44%	14%	$306,678
2023	$12.80	0.28	0.41	0.69	(0.26)	(0.47)	(0.73)	$12.76	6.00%	0.84%	0.88%	2.23%	2.19%	17%	$288,417
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
I Class
2025	$13.83	0.37	0.84	1.21	(0.36)	(0.41)	(0.77)	$14.27	9.14%	0.63%	0.66%	2.70%	2.67%	12%	$233,928
2024	$12.77	0.34	1.04	1.38	(0.29)	(0.03)	(0.32)	$13.83	11.02%	0.63%	0.67%	2.68%	2.64%	14%	$234,889
2023	$12.82	0.30	0.41	0.71	(0.29)	(0.47)	(0.76)	$12.77	6.14%	0.64%	0.68%	2.43%	2.39%	17%	$246,247
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
A Class
2025	$13.80	0.32	0.81	1.13	(0.29)	(0.41)	(0.70)	$14.23	8.58%	1.08%	1.11%	2.25%	2.22%	12%	$161,302
2024	$12.74	0.29	1.03	1.32	(0.23)	(0.03)	(0.26)	$13.80	10.54%	1.08%	1.12%	2.23%	2.19%	14%	$161,528
2023	$12.78	0.24	0.42	0.66	(0.23)	(0.47)	(0.70)	$12.74	5.74%	1.09%	1.13%	1.98%	1.94%	17%	$130,076
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
C Class
2025	$13.72	0.17	0.87	1.04	(0.19)	(0.41)	(0.60)	$14.16	7.87%	1.83%	1.86%	1.50%	1.47%	12%	$1,605
2024	$12.67	0.18	1.04	1.22	(0.14)	(0.03)	(0.17)	$13.72	9.69%	1.83%	1.87%	1.48%	1.44%	14%	$1,079
2023	$12.71	0.14	0.43	0.57	(0.14)	(0.47)	(0.61)	$12.67	4.94%	1.84%	1.88%	1.23%	1.19%	17%	$1,095
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
R Class
2025	$13.78	0.28	0.82	1.10	(0.26)	(0.41)	(0.67)	$14.21	8.32%	1.33%	1.36%	2.00%	1.97%	12%	$289,521
2024	$12.72	0.25	1.04	1.29	(0.20)	(0.03)	(0.23)	$13.78	10.28%	1.33%	1.37%	1.98%	1.94%	14%	$362,269
2023	$12.76	0.21	0.42	0.63	(0.20)	(0.47)	(0.67)	$12.72	5.47%	1.34%	1.38%	1.73%	1.69%	17%	$321,003
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
R6 Class
2025	$11.94	0.34	0.71	1.05	(0.38)	(0.41)	(0.79)	$12.20	9.28%	0.48%	0.55%	2.85%	2.78%	12%	$272,457
2024	$11.07	0.32	0.89	1.21	(0.31)	(0.03)	(0.34)	$11.94	11.19%	0.48%	0.56%	2.83%	2.75%	14%	$393,001
2023	$11.21	0.27	0.36	0.63	(0.30)	(0.47)	(0.77)	$11.07	6.41%	0.49%	0.57%	2.58%	2.50%	17%	$451,836
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2025	$17.92	0.42	1.22	1.64	(0.35)	(0.50)	(0.85)	$18.71	9.51%	0.86%	0.88%	2.34%	2.32%	11%	$431,015
2024	$16.45	0.38	1.45	1.83	(0.28)	(0.08)	(0.36)	$17.92	11.35%	0.86%	0.89%	2.29%	2.26%	13%	$432,298
2023	$16.31	0.32	0.68	1.00	(0.26)	(0.60)	(0.86)	$16.45	6.79%	0.87%	0.90%	2.00%	1.97%	16%	$407,551
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
I Class
2025	$17.96	0.45	1.23	1.68	(0.39)	(0.50)	(0.89)	$18.75	9.71%	0.66%	0.69%	2.54%	2.51%	11%	$216,341
2024	$16.49	0.41	1.45	1.86	(0.31)	(0.08)	(0.39)	$17.96	11.54%	0.66%	0.70%	2.49%	2.45%	13%	$224,188
2023	$16.35	0.35	0.68	1.03	(0.29)	(0.60)	(0.89)	$16.49	7.00%	0.67%	0.71%	2.20%	2.16%	16%	$221,518
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
A Class
2025	$17.89	0.39	1.20	1.59	(0.30)	(0.50)	(0.80)	$18.68	9.25%	1.11%	1.13%	2.09%	2.07%	11%	$159,239
2024	$16.42	0.35	1.44	1.79	(0.24)	(0.08)	(0.32)	$17.89	11.09%	1.11%	1.14%	2.04%	2.01%	13%	$157,212
2023	$16.29	0.28	0.67	0.95	(0.22)	(0.60)	(0.82)	$16.42	6.46%	1.12%	1.15%	1.75%	1.72%	16%	$124,182
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
C Class
2025	$17.77	0.23	1.22	1.45	(0.17)	(0.50)	(0.67)	$18.55	8.41%	1.86%	1.88%	1.34%	1.32%	11%	$678
2024	$16.31	0.21	1.44	1.65	(0.11)	(0.08)	(0.19)	$17.77	10.26%	1.86%	1.89%	1.29%	1.26%	13%	$905
2023	$16.18	0.16	0.67	0.83	(0.10)	(0.60)	(0.70)	$16.31	5.67%	1.87%	1.90%	1.00%	0.97%	16%	$1,289
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
R Class
2025	$17.89	0.33	1.22	1.55	(0.26)	(0.50)	(0.76)	$18.68	8.97%	1.36%	1.38%	1.84%	1.82%	11%	$312,761
2024	$16.42	0.29	1.46	1.75	(0.20)	(0.08)	(0.28)	$17.89	10.81%	1.36%	1.39%	1.79%	1.76%	13%	$357,554
2023	$16.28	0.23	0.69	0.92	(0.18)	(0.60)	(0.78)	$16.42	6.25%	1.37%	1.40%	1.50%	1.47%	16%	$315,314
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
R6 Class
2025	$10.76	0.29	0.70	0.99	(0.41)	(0.50)	(0.91)	$10.84	9.89%	0.51%	0.56%	2.69%	2.64%	11%	$274,613
2024	$10.04	0.26	0.88	1.14	(0.34)	(0.08)	(0.42)	$10.76	11.76%	0.51%	0.57%	2.64%	2.58%	13%	$396,392
2023	$10.34	0.23	0.38	0.61	(0.31)	(0.60)	(0.91)	$10.04	7.07%	0.52%	0.59%	2.35%	2.28%	16%	$439,154
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2025	$15.07	0.32	1.14	1.46	(0.31)	(0.41)	(0.72)	$15.81	10.04%	0.88%	0.90%	2.16%	2.14%	12%	$252,724
2024	$13.73	0.29	1.32	1.61	(0.24)	(0.03)	(0.27)	$15.07	11.93%	0.88%	0.91%	2.09%	2.06%	14%	$242,361
2023	$13.61	0.23	0.71	0.94	(0.21)	(0.61)	(0.82)	$13.73	7.71%	0.89%	0.92%	1.75%	1.72%	17%	$214,542
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
I Class
2025	$15.10	0.35	1.14	1.49	(0.34)	(0.41)	(0.75)	$15.84	10.25%	0.68%	0.71%	2.36%	2.33%	12%	$214,794
2024	$13.77	0.32	1.31	1.63	(0.27)	(0.03)	(0.30)	$15.10	12.05%	0.68%	0.72%	2.29%	2.25%	14%	$213,043
2023	$13.64	0.26	0.71	0.97	(0.23)	(0.61)	(0.84)	$13.77	7.99%	0.69%	0.72%	1.95%	1.92%	17%	$209,961
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
A Class
2025	$15.05	0.30	1.12	1.42	(0.27)	(0.41)	(0.68)	$15.79	9.77%	1.13%	1.15%	1.91%	1.89%	12%	$141,616
2024	$13.72	0.27	1.30	1.57	(0.21)	(0.03)	(0.24)	$15.05	11.59%	1.13%	1.16%	1.84%	1.81%	14%	$135,549
2023	$13.60	0.19	0.72	0.91	(0.18)	(0.61)	(0.79)	$13.72	7.44%	1.14%	1.17%	1.50%	1.47%	17%	$98,748
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
C Class
2025	$14.96	0.16	1.15	1.31	(0.16)	(0.41)	(0.57)	$15.70	8.99%	1.88%	1.90%	1.16%	1.14%	12%	$618
2024	$13.64	0.15	1.31	1.46	(0.11)	(0.03)	(0.14)	$14.96	10.74%	1.88%	1.91%	1.09%	1.06%	14%	$1,102
2023	$13.52	0.10	0.71	0.81	(0.08)	(0.61)	(0.69)	$13.64	6.64%	1.89%	1.92%	0.75%	0.72%	17%	$1,161
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
2021	$13.83	—(3)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
R Class
2025	$15.04	0.25	1.13	1.38	(0.23)	(0.41)	(0.64)	$15.78	9.50%	1.38%	1.40%	1.66%	1.64%	12%	$250,864
2024	$13.71	0.21	1.32	1.53	(0.17)	(0.03)	(0.20)	$15.04	11.31%	1.38%	1.41%	1.59%	1.56%	14%	$298,356
2023	$13.59	0.16	0.71	0.87	(0.14)	(0.61)	(0.75)	$13.71	7.16%	1.39%	1.42%	1.25%	1.22%	17%	$259,213
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
R6 Class
2025	$13.04	0.33	0.97	1.30	(0.36)	(0.41)	(0.77)	$13.57	10.45%	0.53%	0.58%	2.51%	2.46%	12%	$237,397
2024	$11.93	0.29	1.14	1.43	(0.29)	(0.03)	(0.32)	$13.04	12.25%	0.53%	0.59%	2.44%	2.38%	14%	$329,717
2023	$11.95	0.23	0.61	0.84	(0.25)	(0.61)	(0.86)	$11.93	8.06%	0.54%	0.60%	2.10%	2.04%	17%	$368,118
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2025	$17.16	0.34	1.43	1.77	(0.33)	(0.35)	(0.68)	$18.25	10.66%	0.88%	0.92%	1.98%	1.94%	14%	$151,733
2024	$15.51	0.30	1.59	1.89	(0.24)	—	(0.24)	$17.16	12.36%	0.88%	0.93%	1.93%	1.88%	15%	$145,300
2023	$15.19	0.24	0.93	1.17	(0.22)	(0.63)	(0.85)	$15.51	8.45%	0.89%	0.93%	1.58%	1.54%	18%	$122,095
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
I Class
2025	$17.17	0.37	1.44	1.81	(0.37)	(0.35)	(0.72)	$18.26	10.88%	0.68%	0.72%	2.18%	2.14%	14%	$163,898
2024	$15.51	0.33	1.60	1.93	(0.27)	—	(0.27)	$17.17	12.65%	0.68%	0.73%	2.13%	2.08%	15%	$167,145
2023	$15.20	0.27	0.92	1.19	(0.25)	(0.63)	(0.88)	$15.51	8.60%	0.69%	0.74%	1.78%	1.73%	18%	$157,600
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
A Class
2025	$17.11	0.31	1.42	1.73	(0.29)	(0.35)	(0.64)	$18.20	10.41%	1.13%	1.17%	1.73%	1.69%	14%	$105,243
2024	$15.47	0.28	1.56	1.84	(0.20)	—	(0.20)	$17.11	12.05%	1.13%	1.18%	1.68%	1.63%	15%	$95,148
2023	$15.15	0.19	0.94	1.13	(0.18)	(0.63)	(0.81)	$15.47	8.18%	1.14%	1.18%	1.33%	1.29%	18%	$69,326
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
C Class
2025	$16.93	0.17	1.42	1.59	(0.16)	(0.35)	(0.51)	$18.01	9.61%	1.88%	1.92%	0.98%	0.94%	14%	$683
2024	$15.30	0.15	1.57	1.72	(0.09)	—	(0.09)	$16.93	11.27%	1.88%	1.93%	0.93%	0.88%	15%	$882
2023	$14.99	0.08	0.93	1.01	(0.07)	(0.63)	(0.70)	$15.30	7.35%	1.89%	1.93%	0.58%	0.54%	18%	$822
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
R Class
2025	$17.12	0.26	1.43	1.69	(0.25)	(0.35)	(0.60)	$18.21	10.13%	1.38%	1.42%	1.48%	1.44%	14%	$202,997
2024	$15.47	0.22	1.59	1.81	(0.16)	—	(0.16)	$17.12	11.83%	1.38%	1.43%	1.43%	1.38%	15%	$224,692
2023	$15.15	0.15	0.94	1.09	(0.14)	(0.63)	(0.77)	$15.47	7.90%	1.39%	1.43%	1.08%	1.04%	18%	$192,693
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
R6 Class
2025	$13.92	0.33	1.15	1.48	(0.40)	(0.35)	(0.75)	$14.65	11.04%	0.53%	0.59%	2.33%	2.27%	14%	$201,790
2024	$12.63	0.29	1.30	1.59	(0.30)	—	(0.30)	$13.92	12.81%	0.53%	0.60%	2.28%	2.21%	15%	$247,275
2023	$12.55	0.23	0.75	0.98	(0.27)	(0.63)	(0.90)	$12.63	8.79%	0.54%	0.61%	1.93%	1.86%	18%	$264,930
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2025	$15.58	0.30	1.35	1.65	(0.32)	(0.17)	(0.49)	$16.74	10.89%	0.88%	0.93%	1.92%	1.87%	20%	$79,479
2024	$14.06	0.26	1.49	1.75	(0.23)	—	(0.23)	$15.58	12.62%	0.88%	0.94%	1.85%	1.79%	15%	$71,576
2023	$13.90	0.20	0.89	1.09	(0.21)	(0.72)	(0.93)	$14.06	8.80%	0.89%	0.94%	1.46%	1.41%	14%	$55,975
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
I Class
2025	$15.60	0.33	1.36	1.69	(0.35)	(0.17)	(0.52)	$16.77	11.16%	0.68%	0.73%	2.12%	2.07%	20%	$87,028
2024	$14.08	0.29	1.49	1.78	(0.26)	—	(0.26)	$15.60	12.83%	0.68%	0.74%	2.05%	1.99%	15%	$80,635
2023	$13.92	0.22	0.89	1.11	(0.23)	(0.72)	(0.95)	$14.08	9.01%	0.69%	0.74%	1.66%	1.61%	14%	$66,910
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
A Class
2025	$15.55	0.28	1.33	1.61	(0.28)	(0.17)	(0.45)	$16.71	10.63%	1.13%	1.18%	1.67%	1.62%	20%	$56,750
2024	$14.03	0.24	1.47	1.71	(0.19)	—	(0.19)	$15.55	12.37%	1.13%	1.19%	1.60%	1.54%	15%	$49,134
2023	$13.88	0.16	0.88	1.04	(0.17)	(0.72)	(0.89)	$14.03	8.45%	1.14%	1.19%	1.21%	1.16%	14%	$28,253
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
C Class
2025	$15.37	0.16	1.31	1.47	(0.16)	(0.17)	(0.33)	$16.51	9.77%	1.88%	1.93%	0.92%	0.87%	20%	$352
2024	$13.87	0.12	1.47	1.59	(0.09)	—	(0.09)	$15.37	11.52%	1.88%	1.94%	0.85%	0.79%	15%	$375
2023	$13.72	0.06	0.88	0.94	(0.07)	(0.72)	(0.79)	$13.87	7.69%	1.89%	1.94%	0.46%	0.41%	14%	$290
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
R Class
2025	$15.53	0.22	1.34	1.56	(0.24)	(0.17)	(0.41)	$16.68	10.30%	1.38%	1.43%	1.42%	1.37%	20%	$126,998
2024	$14.01	0.18	1.50	1.68	(0.16)	—	(0.16)	$15.53	12.10%	1.38%	1.44%	1.35%	1.29%	15%	$146,041
2023	$13.85	0.13	0.89	1.02	(0.14)	(0.72)	(0.86)	$14.01	8.26%	1.39%	1.44%	0.96%	0.91%	14%	$115,828
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
R6 Class
2025	$15.66	0.37	1.35	1.72	(0.38)	(0.17)	(0.55)	$16.83	11.29%	0.53%	0.60%	2.27%	2.20%	20%	$124,678
2024	$14.13	0.32	1.49	1.81	(0.28)	—	(0.28)	$15.66	13.02%	0.53%	0.61%	2.20%	2.12%	15%	$136,268
2023	$13.97	0.24	0.89	1.13	(0.25)	(0.72)	(0.97)	$14.13	9.15%	0.54%	0.62%	1.81%	1.73%	14%	$135,501
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2025	$12.60	0.23	1.14	1.37	(0.25)	(0.08)	(0.33)	$13.64	11.08%	0.88%	0.94%	1.79%	1.73%	8%	$13,971
2024	$11.35	0.20	1.24	1.44	(0.18)	(0.01)	(0.19)	$12.60	12.90%	0.88%	0.95%	1.70%	1.63%	8%	$9,351
2023	$10.86	0.15	0.77	0.92	(0.17)	(0.26)	(0.43)	$11.35	9.00%	0.91%	0.97%	1.37%	1.31%	19%	$5,229
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
2021(3)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%	0.94%	0.33%	0.27%	17%	$2,103
I Class
2025	$12.61	0.25	1.14	1.39	(0.27)	(0.08)	(0.35)	$13.65	11.30%	0.68%	0.74%	1.99%	1.93%	8%	$26,237
2024	$11.36	0.22	1.25	1.47	(0.21)	(0.01)	(0.22)	$12.61	13.11%	0.68%	0.75%	1.90%	1.83%	8%	$17,822
2023	$10.87	0.17	0.77	0.94	(0.19)	(0.26)	(0.45)	$11.36	9.22%	0.71%	0.77%	1.57%	1.51%	19%	$8,114
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
2021(3)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%	0.75%	0.53%	0.46%	17%	$1,901
A Class
2025	$12.57	0.21	1.13	1.34	(0.22)	(0.08)	(0.30)	$13.61	10.83%	1.13%	1.19%	1.54%	1.48%	8%	$14,912
2024	$11.33	0.18	1.23	1.41	(0.16)	(0.01)	(0.17)	$12.57	12.55%	1.13%	1.20%	1.45%	1.38%	8%	$8,564
2023	$10.84	0.11	0.78	0.89	(0.14)	(0.26)	(0.40)	$11.33	8.73%	1.16%	1.22%	1.12%	1.06%	19%	$2,534
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
2021(3)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%	1.19%	0.08%	0.02%	17%	$271
C Class
2025	$12.52	0.12	1.12	1.24	(0.12)	(0.08)	(0.20)	$13.56	10.03%	1.88%	1.94%	0.79%	0.73%	8%	$124
2024	$11.29	0.09	1.22	1.31	(0.07)	(0.01)	(0.08)	$12.52	11.66%	1.88%	1.95%	0.70%	0.63%	8%	$139
2023	$10.80	0.04	0.77	0.81	(0.06)	(0.26)	(0.32)	$11.29	7.92%	1.91%	1.97%	0.37%	0.31%	19%	$117
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
2021(3)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%	1.94%	(0.67)%	(0.73)%	17%	$32
R Class
2025	$12.56	0.16	1.14	1.30	(0.18)	(0.08)	(0.26)	$13.60	10.55%	1.38%	1.44%	1.29%	1.23%	8%	$49,076
2024	$11.32	0.14	1.24	1.38	(0.13)	(0.01)	(0.14)	$12.56	12.28%	1.38%	1.45%	1.20%	1.13%	8%	$32,679
2023	$10.83	0.09	0.77	0.86	(0.11)	(0.26)	(0.37)	$11.32	8.46%	1.41%	1.47%	0.87%	0.81%	19%	$18,382
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927
2021(3)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%	1.44%	(0.17)%	(0.23)%	17%	$1,688

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
R6 Class
2025	$12.63	0.28	1.13	1.41	(0.29)	(0.08)	(0.37)	$13.67	11.45%	0.53%	0.60%	2.14%	2.07%	8%	$40,142
2024	$11.38	0.24	1.24	1.48	(0.22)	(0.01)	(0.23)	$12.63	13.26%	0.53%	0.61%	2.05%	1.97%	8%	$26,895
2023	$10.89	0.18	0.77	0.95	(0.20)	(0.26)	(0.46)	$11.38	9.37%	0.56%	0.64%	1.72%	1.64%	19%	$17,636
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883
2021(3)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%	0.61%	0.68%	0.60%	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)September 23, 2020 (fund inception) through July 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® In Retirement Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, One Choice® 2060 Portfolio, and One Choice® 2065 Portfolio, nine of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for each of the four years in the period ended July 31, 2025 and the period from September 23, 2020 (commencement of operations) through July 31, 2021), and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for each of the four years in the period ended July 31, 2025 and the period from September 23, 2020 (commencement of operations) through July 31, 2021), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2025.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
One Choice In Retirement Portfolio	$7,311,975	$6,474,682	$79,690,743
One Choice 2030 Portfolio	$6,905,466	$5,483,841	$38,962,060
One Choice 2035 Portfolio	$8,823,365	$7,465,178	$48,715,729
One Choice 2040 Portfolio	$7,267,160	$6,374,774	$45,201,412
One Choice 2045 Portfolio	$8,450,046	$7,203,635	$51,503,643
One Choice 2050 Portfolio	$7,252,405	$4,485,384	$36,374,632
One Choice 2055 Portfolio	$5,727,740	$782,099	$23,187,495
One Choice 2060 Portfolio	$3,389,459	$631,598	$7,178,153
One Choice 2065 Portfolio	$800,911	$79,146	$843,499

For the fiscal year ended July 31, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$360,809	$0.0016	$4,783,193	$0.0209
One Choice 2030 Portfolio	$447,777	$0.0041	$5,351,862	$0.0495
One Choice 2035 Portfolio	$661,927	$0.0059	$7,154,280	$0.0634
One Choice 2040 Portfolio	$636,152	$0.0069	$6,236,368	$0.0677
One Choice 2045 Portfolio	$844,021	$0.0099	$7,520,345	$0.0883
One Choice 2050 Portfolio	$730,638	$0.0102	$6,498,503	$0.0903
One Choice 2055 Portfolio	$574,108	$0.0120	$5,103,036	$0.1062
One Choice 2060 Portfolio	$342,892	$0.0121	$3,044,281	$0.1073
One Choice 2065 Portfolio	$77,725	$0.0073	$688,885	$0.0650

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

Dividends Paid Deduction (Tax Equalization)
One Choice In Retirement Portfolio	$8,138,697
One Choice 2030 Portfolio	$15,911,936
One Choice 2035 Portfolio	$15,250,577
One Choice 2040 Portfolio	$12,165,932
One Choice 2045 Portfolio	$14,217,176
One Choice 2050 Portfolio	$10,546,927
One Choice 2055 Portfolio	$7,451,107
One Choice 2060 Portfolio	$3,311,276
One Choice 2065 Portfolio	$366,941

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 2509

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 26, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2025